As filed with the Securities and Exchange Commission on 08/28/2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:   June 30, 2017

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments

June, 30 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 93.02%
	Aerospace & Defense - 1.43%
4,745	Boeing Co.	$938,324
1,602	BWX Technologies, Inc.	78,097
2,320	General Dynamics Corp.	459,592
2,546	HEICO Corp. (a)	182,905
3,938	HEICO Corp. - Class A	244,353
1,496	Huntington Ingalls Industries, Inc.	278,495
1,399	L3 Technologies, Inc.	233,745
314	Lockheed Martin Corp.	87,170
962	Northrop Grumman Corp.	246,955
2,503	Orbital ATK, Inc.	246,195
935	Raytheon Co.	150,984
593	Rockwell Collins, Inc.	62,312
2,750	Spirit AeroSystems Holdings, Inc. - Class A (a)	159,335
1,793	Textron, Inc.	84,450
3,723	United Technologies Corp.	454,616

		3,907,528

	Air Freight & Logistics - 0.23%
4,765	C.H. Robinson Worldwide, Inc. (a)	327,260
1,887	Expeditors International of Washington, Inc. (a)	106,578
377	FedEx Corp.	81,933
1,781	XPO Logistics, Inc. (b)	115,106

		630,877

	Airlines - 0.83%
1,806	Alaska Air Group, Inc.	162,106
3,908	American Airlines Group, Inc.	196,651
4,060	Copa Holdings SA - Class A (a)	475,020
6,634	Delta Air Lines, Inc.	356,511
9,264	JetBlue Airways Corp. (b)	211,497
3,307	Southwest Airlines Co.	205,497
8,759	United Continental Holdings, Inc. (a)(b)	659,115

		2,266,397

	Auto Components - 0.17%
629	Delphi Automotive Plc	55,132
3,194	Goodyear Tire & Rubber Co.	111,662
1,715	Lear Corp.	243,667
553	Visteon Corp. (b)	56,439

		466,900

	Automobiles - 0.44%
51,682	Ford Motor Co. (a)	578,322
892	Tesla, Inc. (a)(b)	322,556
2,781	Thor Industries, Inc.	290,670

		1,191,548

	Banks - 5.10%
2,228	Associated Banc-Corp.	56,146
104,531	Bank of America Corp.	2,535,922
2,588	BB&T Corp.	117,521
2,808	CIT Group, Inc.	136,750
28,762	Citigroup, Inc.	1,923,603
9,733	Citizens Financial Group, Inc.	347,273
4,304	Comerica, Inc.	315,225
936	Cullen Frost Bankers, Inc. (a)	87,900
3,063	East West Bancorp, Inc.	179,430
8,301	Fifth Third Bancorp	215,494
547	First Republic Bank	54,755
6,388	Huntington Bancshares, Inc.	86,366
36,464	JPMorgan Chase & Co.	3,332,810
15,664	KeyCorp	293,543
1,133	M&T Bank Corp.	183,489
4,379	PNC Financial Services Group, Inc.	546,806
21,392	Regions Financial Corp.	313,179
3,479	SunTrust Banks, Inc.	197,329
1,359	SVB Financial Group (b)	238,899
2,563	Synovus Financial Corp.	113,387
19,594	TCF Financial Corp.	312,328

11,294	U.S. Bancorp (a)	586,384
31,781	Wells Fargo & Co.	1,760,985

		13,935,524

	Beverages - 1.29%
3,769	Brown-Forman Corp. - Class A	185,812
4,155	Brown-Forman Corp. - Class B	201,933
298	Constellation Brands, Inc. - Class A	57,732
1,656	Dr. Pepper Snapple Group, Inc.	150,878
5,283	Monster Beverage Corp. (b)	262,459
15,266	PepsiCo, Inc.	1,763,070
20,309	The Coca-Cola Co.	910,859

		3,532,743

	Biotechnology - 1.78%
1,868	Alkermes Plc (b)	108,288
985	Alnylam Pharmaceuticals, Inc. (b)	78,564
2,782	Amgen, Inc.	479,144
2,265	Biogen, Inc. (b)	614,630
7,087	Bioverativ, Inc. (a)(b)	426,425
3,662	Celgene Corp. (a)(b)	475,584
7,656	Exelixis, Inc. (b)	188,567
15,044	Gilead Sciences, Inc.	1,064,814
1,618	Incyte Corp. (b)	203,722
7,042	Seattle Genetics, Inc. (b)	364,353
1,299	TESARO, Inc. (b)	181,678
2,913	United Therapeutics Corp. (a)(b)	377,904
2,350	Vertex Pharmaceuticals, Inc. (b)	302,845

		4,866,518

	Building Products - 0.56%
1,653	A. O. Smith Corp.	93,113
3,080	Allegion Plc	249,850
1,084	Fortune Brands Home & Security, Inc. (a)	70,720
1,934	Lennox International, Inc. (a)	355,160
5,431	Masco Corp.	207,519
4,890	Owens Corning, Inc.	327,239
7,475	USG Corp. (a)(b)	216,924

		1,520,525

	Capital Markets - 2.23%
1,009	Ameriprise Financial, Inc.	128,436
6,741	BGC Partners, Inc. - Class A	85,206
3,380	CBOE Holdings, Inc. (a)	308,932
1,483	CME Group, Inc.	185,731
4,453	E*TRADE Financial Corp. (b)	169,348
5,834	Eaton Vance Corp.	276,065
2,294	FactSet Research Systems, Inc. (a)	381,217
4,177	Federated Investors, Inc. - Class B (a)	118,000
3,866	Lazard Ltd. - Class A - ADR (a)	179,112
1,364	Legg Mason, Inc.	52,050
6,362	LPL Financial Holdings, Inc.	270,131
1,135	MarketAxess Holdings, Inc.	228,248
1,129	Moody’s Corp.	137,377
17,072	Morgan Stanley (a)	760,728
909	Morningstar, Inc.	71,211
4,607	MSCI, Inc.	474,475
1,735	Northern Trust Corp.	168,659
1,892	Raymond James Financial, Inc.	151,776
5,209	S&P Global, Inc.	760,462
3,127	SEI Investments Co.	168,170
3,004	State Street Corp.	269,549
2,995	T. Rowe Price Group, Inc. (a)	222,259
3,964	TD Ameritrade Holding Corp.	170,412
1,341	The Bank of New York Mellon Corp.	68,418
7,015	The Charles Schwab Corp.	301,364

		6,107,336

	Chemicals - 1.48%
1,184	Albemarle Corp. (a)	124,959
1,731	E.I. du Pont de Nemours & Co.	139,709
1,071	Eastman Chemical Co.	89,953
1,295	Ecolab, Inc.	171,911
1,871	FMC Corp. (a)	136,677
16,320	Huntsman Corp.	421,709
556	International Flavors & Fragrances, Inc.	75,060

802	LyondellBasell Industries NV - Class A (a)	67,681
4,568	Monsanto Co.	540,668
367	NewMarket Corp.	168,996
5,631	Olin Corp.	170,507
43,279	Platform Specialty Products Corp. (b)	548,778
1,648	PPG Industries, Inc. (a)	181,214
410	Praxair, Inc.	54,345
4,409	RPM International, Inc.	240,511
8,667	The Chemours Co.	328,653
3,386	The Dow Chemical Co.	213,555
2,394	The Scotts Miracle-Gro Co. - Class A (a)	214,167
6,758	Valvoline, Inc.	160,300

		4,049,353

	Commercial Services & Supplies - 0.73%
887	Avery Dennison Corp.	78,384
2,617	Cintas Corp.	329,847
6,106	Copart, Inc. (a)(b)	194,110
5,319	Pitney Bowes, Inc.	80,317
4,905	Republic Services, Inc.	312,596
16,184	Rollins, Inc. (a)	658,851
1,392	Stericycle, Inc. (b)	106,237
3,356	Waste Management, Inc.	246,162

		2,006,504

	Communications Equipment - 1.49%
1,929	Arista Networks, Inc. (a)(b)	288,945
23,771	ARRIS International Plc (b)	666,063
16,413	Brocade Communications Systems, Inc.	206,968
43,051	Cisco Systems, Inc.	1,347,496
3,547	CommScope Holding Co., Inc. (b)	134,892
3,128	EchoStar Corp. - Class A (b)	189,870
2,050	F5 Networks, Inc. (b)	260,473
1,221	Harris Corp.	133,187
7,309	Juniper Networks, Inc. (a)	203,775
1,932	Motorola Solutions, Inc. (a)	167,582
794	Palo Alto Networks, Inc. (b)	106,245
6,723	QUALCOMM, Inc.	371,244

		4,076,740

	Construction & Engineering - 0.81%
25,084	AECOM (b)	810,966
14,965	Fluor Corp. (a)	685,097
13,264	Jacobs Engineering Group, Inc. (a)	721,429

		2,217,492

	Consumer Finance - 1.10%
22,496	Ally Financial, Inc. (a)	470,166
4,239	American Express Co. (a)	357,093
6,399	Capital One Financial Corp.	528,685
863	Credit Acceptance Corp. (b)	221,912
2,679	Discover Financial Services	166,607
28,218	Navient Corp.	469,830
43,855	Santander Consumer USA Holdings, Inc. (a)(b)	559,590
8,172	Synchrony Financial (a)	243,689

		3,017,572

	Containers & Packaging - 0.38%
3,650	Berry Plastics Group, Inc. (b)	208,086
4,436	Graphic Packaging Holding Co.	61,128
3,654	International Paper Co. (a)	206,853
3,914	Owens-Illinois, Inc. (b)	93,623
2,451	Packaging Corp. of America	273,017
3,241	WestRock Co.	183,635

		1,026,342

	Distributors - 0.17%
2,997	Genuine Parts Co. (a)	278,002
5,693	LKQ Corp. (b)	187,584

		465,586

	Diversified Consumer Services - 0.32%
905	Graham Holdings Co. - Class B	542,683
8,569	H&R Block, Inc.	264,868
1,915	ServiceMaster Global Holdings, Inc. (b)	75,049

		882,600

	Diversified Financial Services - 0.19%
19,793	Leucadia National Corp.	517,785

	Diversified Telecommunication Services - 1.07%
46,624	AT&T, Inc.	1,759,123
3,979	CenturyLink, Inc. (a)	95,019
4,089	Level 3 Communications, Inc. (b)	242,478
18,834	Verizon Communications, Inc.	841,126

		2,937,746

	Electric Utilities - 0.48%
917	Duke Energy Corp.	76,652
1,340	Edison International	104,774
4,466	Exelon Corp.	161,089
2,930	FirstEnergy Corp.	85,439
2,713	Hawaiian Electric Industries, Inc.	87,847
1,970	NextEra Energy, Inc.	276,056
2,641	PG&E Corp.	175,283
2,127	Pinnacle West Capital Corp.	181,135
1,386	PPL Corp.	53,583
2,382	Xcel Energy, Inc.	109,286

		1,311,144

	Electrical Equipment - 0.73%
1,461	Acuity Brands, Inc. (a)	296,992
1,775	Agilent Technologies, Inc.	105,275
1,352	AMETEK, Inc.	81,891
1,935	Eaton Corp. Plc	150,601
3,500	Emerson Electric Co. (a)	208,670
482	Hubbell, Inc.	54,548
7,905	Regal Beloit Corp.	644,653
1,536	Rockwell Automation, Inc.	248,770
937	Roper Industries, Inc.	216,944

		2,008,344

	Electronic Equipment, Instruments & Components - 1.04%
3,532	Amphenol Corp. - Class A	260,732
4,425	CDW Corp. (a)	276,695
4,988	Cognex Corp.	423,481
1,269	Coherent, Inc. (b)	285,512
11,074	Corning, Inc.	332,774
3,014	Dolby Laboratories, Inc. - Class A	147,566
1,104	IPG Photonics Corp. (b)	160,190
5,997	Jabil, Inc. (a)	175,053
3,391	Keysight Technologies, Inc. (b)	132,012
6,423	National Instruments Corp.	258,333
1,914	Trimble, Inc. (a)(b)	68,272
3,299	Zebra Technologies Corp. - Class A (b)	331,616

		2,852,236

	Energy Equipment & Services - 0.54%
4,697	Baker Hughes, Inc. (a)	256,033
21,928	Oceaneering International, Inc.	500,836
86,603	Transocean, Ltd. - ADR (a)(b)	712,743

		1,469,612

	Food & Staples Retailing - 2.65%
2,467	Casey’s General Stores, Inc. (a)	264,240
4,791	Costco Wholesale Corp.	766,225
15,312	CVS Health Corp. (a)	1,232,003
20,402	Kroger Co. (a)	475,775
27,628	Rite Aid Corp. (b)	81,502
12,127	Sprouts Farmers Market, Inc. (a)(b)	274,919
7,811	SYSCO Corp.	393,128
23,318	US Foods Holding Corp. (b)	634,716
12,417	Walgreens Boots Alliance, Inc.	972,375
22,548	Wal-Mart Stores, Inc. (a)	1,706,433
10,260	Whole Foods Market, Inc.	432,049

		7,233,365

	Food Products - 2.02%
4,514	Archer-Daniels-Midland Co.	186,789
16,326	Blue Buffalo Pet Products, Inc. (a)(b)	372,396
12,274	Bunge Ltd.	915,640
2,992	Campbell Soup Co.	156,033
6,256	ConAgra Brands, Inc.	223,715
19,296	Flowers Foods, Inc. (a)	334,014
3,387	Hershey Co.	363,662
1,565	Hormel Foods Corp.	53,382
2,906	Ingredion, Inc.	346,424

968	Kellogg Co. (a)	67,237
1,721	Lamb Weston Holdings, Inc.	75,793
1,042	McCormick & Co, Inc. - Non Voting	101,605
4,967	Pinnacle Foods, Inc.	295,040
1,926	Post Holdings, Inc. (a)(b)	149,554
7,092	The Hain Celestial Group, Inc. (b)	275,312
1,843	The J.M. Smucker Co.	218,082
7,949	TreeHouse Foods, Inc. (a)(b)	649,354
11,662	Tyson Foods, Inc. - Class A (a)	730,391

		5,514,423

	Gas Utilities - 0.11%
6,312	UGI Corp.	305,564

	Health Care Equipment & Supplies - 2.05%
2,634	ABIOMED, Inc. (b)	377,452
3,254	Alere, Inc. (b)	163,318
3,625	Align Technology, Inc. (b)	544,185
6,465	Baxter International, Inc.	391,391
5,680	Boston Scientific Corp. (b)	157,449
879	C.R. Bard, Inc.	277,861
5,185	DexCom, Inc. (a)(b)	379,283
3,508	Edwards Lifesciences Corp. (b)	414,786
3,539	Hill-Rom Holdings, Inc.	281,740
1,771	Hologic, Inc. (b)	80,368
4,004	IDEXX Laboratories, Inc. (b)	646,326
600	Intuitive Surgical, Inc. (b)	561,222
1,166	Medtronic Plc	103,482
701	ResMed, Inc.	54,587
3,306	Stryker Corp.	458,807
893	The Cooper Companies, Inc.	213,802
3,921	Varian Medical Systems, Inc. (b)	404,608
950	West Pharmaceutical Services, Inc.	89,794

		5,600,461

	Health Care Providers & Services - 2.90%
949	Aetna, Inc.	144,087
4,675	Anthem, Inc.	879,508
7,552	Centene Corp. (b)	603,254
1,217	Cerner Corp. (a)(b)	80,894
2,462	CIGNA Corp. (a)	412,114
6,957	DaVita, Inc. (b)	450,535
9,909	Express Scripts Holding Co. (a)(b)	632,590
1,050	Henry Schein, Inc. (b)	192,171
3,488	Humana, Inc.	839,283
482	Laboratory Corp. of America Holdings (a)(b)	74,295
3,127	McKesson Corp.	514,517
1,356	MEDNAX, Inc. (b)	81,862
1,421	Patterson Cos., Inc. (a)	66,716
1,157	PerkinElmer, Inc.	78,838
2,215	Quest Diagnostics, Inc. (a)	246,219
9,728	UnitedHealth Group, Inc.	1,803,766
1,175	Universal Health Services, Inc. - Class B	143,444
3,825	WellCare Health Plans, Inc. (b)	686,817

		7,930,910

	Health Care Technology - 0.20%
1,195	athenahealth, Inc. (a)(b)	167,957
6,353	Veeva Systems, Inc. - Class A (a)(b)	389,503

		557,460

	Hotels, Restaurants & Leisure - 2.98%
4,872	Aramark (a)	199,655
7,474	Carnival Corp. - ADR	490,070
263	Chipotle Mexican Grill, Inc. (b)	109,434
6,176	Choice Hotels International, Inc.	396,808
1,386	Darden Restaurants, Inc. (a)	125,350
3,452	Domino’s Pizza, Inc.	730,202
1,046	Dunkin’ Brands Group, Inc. (a)	57,656
2,232	Hilton Grand Vacations, Inc. (b)	80,486
3,436	Hilton Worldwide Holdings, Inc.	212,517
3,283	Hyatt Hotels Corp. - Class A (b)	184,537
44,792	International Game Technology Plc	819,694
4,855	Las Vegas Sands Corp.	310,186
3,914	Marriott International, Inc. - Class A	392,613
7,875	McDonald’s Corp.	1,206,135

6,436	MGM Resorts International	201,382
963	Panera Bread Co. - Class A (b)	302,998
2,343	Royal Caribbean Cruises Ltd.	255,926
11,633	Starbucks Corp.	678,320
3,951	The Wendy’s Co.	61,280
1,164	Vail Resorts, Inc.	236,094
2,478	Wyndham Worldwide Corp.	248,816
993	Wynn Resorts Ltd.	133,181
6,206	Yum China Holdings, Inc. (b)	244,703
6,328	Yum! Brands, Inc.	466,753

		8,144,796

	Household Durables - 0.61%
14,874	CalAtlantic Group, Inc.	525,796
1,261	Garmin Ltd. (a)	64,349
1,557	Lennar Corp. - Class A	83,019
1,224	Lennar Corp. - Class B	55,043
116	NVR, Inc. (b)	279,631
2,699	Tempur Sealy International, Inc. (a)(b)	144,099
2,772	Toll Brothers, Inc.	109,522
5,655	Tupperware Brands Corp. (a)	397,151

		1,658,610

	Household Products - 1.16%
2,119	Church & Dwight, Inc.	109,934
2,516	Clorox Co.	335,232
7,874	Colgate-Palmolive Co.	583,700
4,108	Energizer Holdings, Inc.	197,266
2,923	Kimberly-Clark Corp.	377,388
16,604	Procter & Gamble Co.	1,447,039
862	Spectrum Brands Holdings, Inc. (a)	107,784

		3,158,343

	Independent Power and Renewable Electricity Producers - 0.79%
62,208	AES Corp.	691,131
83,221	Calpine Corp. (a)(b)	1,125,980
19,719	NRG Energy, Inc. (a)	339,561

		2,156,672

	Industrial Conglomerates - 0.92%
5,724	3M Co.	1,191,680
17,079	General Electric Co.	461,304
4,336	Honeywell International, Inc.	577,945
69	Seaboard Corp.	275,655

		2,506,584

	Insurance - 3.52%
1,732	Aflac, Inc.	134,542
6,087	Allstate Corp.	538,334
2,812	American Financial Group, Inc.	279,428
4,238	American International Group, Inc.	264,960
473	American National Insurance Co.	55,100
2,605	Aon Plc	346,335
3,104	Arch Capital Group, Ltd. - ADR (b)	289,572
958	Arthur J. Gallagher & Co.	54,845
2,161	Assurant, Inc.	224,074
6,407	Assured Guaranty, Ltd.	267,428
1,103	Athene Holding, Ltd. (b)	54,720
3,928	Axis Capital Holdings, Ltd.	253,984
9,921	Berkshire Hathaway, Inc. - Class B (b)	1,680,320
7,187	CNA Financial Corp.	350,366
2,436	Erie Indemnity Co. - Class A	304,670
1,686	Everest Re Group, Ltd.	429,239
1,983	First American Financial Corp.	88,620
2,094	Hartford Financial Services Group, Inc.	110,082
7,050	Lincoln National Corp.	476,439
4,387	Marsh & McLennan Cos., Inc.	342,011
3,667	MetLife, Inc. (a)	201,465
6,137	Old Republic International Corp.	119,856
4,372	Principal Financial Group, Inc.	280,114
6,978	Progressive Corp.	307,660
7,490	Prudential Financial, Inc.	809,969
3,781	Reinsurance Group of America, Inc.	485,443
778	RenaissanceRe Holdings, Ltd.	108,181
1,506	The Travelers Cos., Inc. (a)	190,554
1,266	Torchmark Corp.	96,849

5,299	Unum Group	247,092
791	W.R. Berkley Corp.	54,713
3,746	XL Group Ltd.	164,075

		9,611,040

	Internet & Direct Marketing Retail - 2.74%
3,999	Amazon.com, Inc. (b)	3,871,032
2,801	Expedia, Inc.	417,209
7,149	Liberty Interactive Corp. QVC Group - Class A (b)	175,436
3,654	Liberty Ventures - Series A (b)	191,068
6,457	Netflix, Inc. (b)	964,740
594	The Priceline Group, Inc. (b)	1,111,089
4,468	TripAdvisor, Inc. (b)	170,678
7,654	Wayfair, Inc. - Class A (b)	588,439

		7,489,691

	Internet Software & Services - 4.55%
6,383	Akamai Technologies, Inc. (a)(b)	317,937
3,482	Alphabet, Inc. - Class A (b)	3,237,146
3,531	Alphabet, Inc. - Class C (b)	3,208,726
18,383	eBay, Inc. (b)	641,934
25,737	Facebook, Inc. - Class A (b)	3,885,772
4,566	IAC InterActive Corp. (b)	471,394
1,234	LogMeIn, Inc.	128,953
11,300	Match Group, Inc. (a)(b)	196,394
9,629	Pandora Media, Inc. (a)(b)	85,891
5,956	Twitter, Inc. (b)	106,434
1,824	VeriSign, Inc. (a)(b)	169,559

		12,450,140

	IT Services - 2.78%
6,465	Accenture Plc - Class A - ADR	799,591
906	Alliance Data Systems Corp. (a)	232,561
2,222	Amdocs Ltd.	143,230
1,064	Automatic Data Processing, Inc.	109,017
14,794	Booz Allen Hamilton Holding Corp. - Class A (a)	481,397
1,211	Broadridge Financial Solutions, Inc.	91,503
4,692	Cognizant Technology Solutions Corp. - Class A	311,549
4,696	Conduent, Inc. (b)	74,854
6,780	CoreLogic, Inc. (b)	294,116
1,782	CSRA, Inc. (a)	56,578
1,450	DST Systems, Inc.	89,465
1,185	Euronet Worldwide, Inc. (b)	103,533
3,010	Fidelity National Information Services, Inc.	257,054
12,388	First Data Corp. - Class A (a)(b)	225,462
651	Fiserv, Inc. (a)(b)	79,643
1,498	Gartner, Inc. (b)	185,018
7,643	Genpact, Ltd. (a)	212,705
4,537	Leidos Holdings, Inc.	234,518
8,319	MasterCard, Inc. - Class A	1,010,343
2,370	Paychex, Inc.	134,948
8,685	PayPal Holdings, Inc. (b)	466,124
14,818	Square, Inc. - Class A (a)(b)	347,630
8,945	The Western Union Co. (a)	170,402
6,846	T-Mobile USA, Inc. (a)(b)	415,005
2,435	Total System Services, Inc.	141,839
873	Vantiv, Inc. - Class A (b)	55,296
9,391	Visa, Inc. - Class A (a)	880,688

		7,604,069

	Leisure Products - 0.43%
2,035	Brunswick Corp.	127,656
2,773	Hasbro, Inc. (a)	309,217
10,199	Mattel, Inc. (a)	219,585
1,101	Polaris Industries, Inc. (a)	101,545
3,576	Pool Corp. (a)	420,430

		1,178,433

	Life Sciences Tools & Services - 1.00%
1,174	Bio-Rad Laboratories, Inc. - Class A (b)	265,688
10,335	Bruker Corp.	298,061
1,060	Charles River Laboratories International, Inc. (b)	107,219
1,942	Illumina, Inc. (b)	336,976
1,114	Mettler-Toledo International, Inc. (b)	655,634
2,204	QIAGEN NV	73,900
2,733	Quintiles IMS Holdings, Inc. (b)	244,604

1,398	Thermo Fisher Scientific, Inc.	243,909
8,928	VWR Corp. (b)	294,713
1,179	Waters Corp. (b)	216,747

		2,737,451

	Machinery - 1.83%
811	AGCO Corp.	54,653
2,722	Allison Transmission Holdings, Inc.	102,102
3,110	Caterpillar, Inc.	334,201
5,158	Colfax Corp. (a)(b)	203,070
2,215	Cummins, Inc.	359,317
1,104	Deere & Co.	136,443
3,998	Donaldson Co., Inc. (a)	182,069
2,356	Fortive Corp.	149,253
1,861	Graco, Inc.	203,370
4,184	Illinois Tool Works, Inc. (a)	599,358
2,832	Ingersoll-Rand Plc	258,816
3,139	Lincoln Electric Holdings, Inc. (a)	289,071
1,230	Nordson Corp.	149,224
6,353	Oshkosh Corp.	437,595
1,934	Parker-Hannifin Corp.	309,092
646	Snap-on, Inc.	102,068
10,160	Terex Corp. (a)	381,000
2,836	The Timken Co.	131,165
9,010	Toro Co.	624,303

		5,006,170

	Marine - 0.06%
2,607	Kirby Corp. (a)(b)	174,278

	Media - 2.52%
428	Cable One, Inc.	304,265
1,062	Charter Communications, Inc. - Class A (b)	357,735
32,293	Comcast Corp. - Class A	1,256,844
2,079	Discovery Communications, Inc. - Series A (b)	53,701
3,139	Discovery Communications, Inc. - Series C (b)	79,134
4,544	John Wiley & Sons, Inc. - Class A	239,696
1,511	Liberty Broadband Corp. - Class A (b)	129,629
2,324	Liberty Broadband Corp. - Class C (b)	201,607
10,066	Liberty Media Corp. - Class A (b)	422,571
10,196	Liberty Media Corp. - Class C (b)	425,173
3,150	Liberty Media Group - Class A (b)	110,344
4,484	Liberty Media Group - Class C (b)	164,204
3,355	Lions Gate Entertainment Corp. - Class A (b)	94,678
5,847	Lions Gate Entertainment Corp. - Class B (b)	153,659
3,906	Live Nation Entertainment, Inc. (b)	136,124
14,276	News Corp. - Class A (a)	195,581
13,070	News Corp. - Class B (a)	184,941
794	Scripps Networks Interactive, Inc. - Class A	54,238
51,383	Sirius XM Holdings, Inc.	281,065
43,754	TEGNA, Inc.	630,495
7,737	The Walt Disney Co.	822,056
5,999	Time Warner, Inc.	602,360

		6,900,100

	Metals & Mining - 0.62%
29,710	Freeport-McMoRan, Inc. (a)(b)	356,817
7,251	Newmont Mining Corp.	234,860
1,557	Reliance Steel & Aluminum Co.	113,365
796	Royal Gold, Inc.	62,223
7,769	Steel Dynamics, Inc.	278,208
29,599	United States Steel Corp. (a)	655,322

		1,700,795

	Multiline Retail - 1.11%
5,544	Burlington Stores, Inc. (a)(b)	509,992
3,747	Dollar General Corp. (a)	270,121
3,499	Dollar Tree, Inc. (a)(b)	244,650
14,734	Kohl’s Corp. (a)	569,764
33,307	Macy’s, Inc.	774,055
5,425	Nordstrom, Inc. (a)	259,478
7,718	Target Corp. (a)	403,574

		3,031,634

	Multi-Utilities - 0.52%
2,612	Ameren Corp.	142,798
9,942	CenterPoint Energy, Inc. (a)	272,212

3,170	CMS Energy Corp.	146,613
1,576	Consolidated Edison, Inc.	127,372
1,633	Dominion Energy, Inc. (a)	125,137
1,880	DTE Energy Co.	198,885
9,474	MDU Resources Group, Inc. (a)	248,219
2,555	Vectren Corp.	149,314

		1,410,550

	Oil, Gas & Consumable Fuels - 1.79%
14,701	Centennial Resource Development, Inc. (b)	232,570
3,592	Chevron Corp.	374,753
33,523	CONSOL Energy, Inc. (b)	500,834
18,976	Exxon Mobil Corp.	1,531,932
4,244	Marathon Petroleum Corp.	222,089
3,435	The Williams Companies, Inc.	104,012
11,107	Valero Energy Corp. (a)	749,278
107,049	Whiting Petroleum Corp. (b)	589,840
15,131	World Fuel Services Corp. (a)	581,787

		4,887,095

	Paper & Forest Products - 0.04%
2,897	Domtar Corp.	111,303

	Personal Products - 0.48%
707	Edgewell Personal Care Co. (b)	53,746
4,805	Herbalife, Ltd. (a)(b)	342,741
9,583	Nu Skin Enterprises, Inc. - Class A (a)	602,196
3,280	The Estee Lauder Cos., Inc. - Class A	314,814

		1,313,497

	Pharmaceuticals - 3.71%
3,692	Abbott Laboratories	179,468
4,696	AbbVie, Inc. (a)	340,507
1,622	Akorn, Inc. (b)	54,402
394	Allergan Plc (a)	95,778
9,652	Bristol-Myers Squibb Co.	537,810
3,947	Eli Lilly & Co.	324,838
91,225	Endo International Plc (b)	1,018,983
26,170	Johnson & Johnson	3,462,029
21,585	Mallinckrodt Plc (a)(b)	967,224
14,337	Merck & Co., Inc.	918,858
17,732	Mylan NV (b)	688,356
3,568	Perrigo Co. Plc	269,455
32,033	Pfizer, Inc.	1,075,989
3,251	Zoetis, Inc.	202,797

		10,136,494

	Professional Services - 0.64%
5,898	IHS Markit, Ltd. (b)	259,748
7,354	ManpowerGroup, Inc.	821,074
1,405	Nielsen Holdings Plc	54,317
7,590	Robert Half International, Inc.	363,789
2,367	The Dun & Bradstreet Corp.	255,991

		1,754,919

	Real Estate Management & Development - 0.45%
1,846	CBRE Group, Inc. - Class A (b)	67,194
1,519	Jones Lang LaSalle, Inc. (a)	189,875
29,582	Realogy Holdings Corp.	959,936

		1,217,005

	Road & Rail - 0.56%
6,996	CSX Corp. (a)	381,702
3,253	Genesee & Wyoming, Inc. - Class A (b)	222,473
3,556	Landstar System, Inc.	304,393
1,001	Norfolk Southern Corp.	121,822
1,051	Old Dominion Freight Line, Inc.	100,097
3,729	Union Pacific Corp.	406,125

		1,536,612

	Semiconductors & Semiconductor Equipment - 3.91%
30,947	Advanced Micro Devices, Inc. (b)	386,219
4,184	Analog Devices, Inc.	325,515
17,837	Applied Materials, Inc.	736,846
2,716	Broadcom Ltd.	632,964
3,276	Cavium, Inc. (b)	203,538
21,699	First Solar, Inc. (a)(b)	865,356
52,149	Intel Corp.	1,759,507
3,623	KLA-Tencor Corp.	331,541

1,498	Lam Research Corp.	211,862
12,337	Marvell Technology Group, Ltd. - ADR	203,807
5,169	Maxim Integrated Products, Inc.	232,088
3,715	Microchip Technology, Inc. (a)	286,724
11,727	Micron Technology, Inc. (b)	350,168
3,978	Microsemi Corp. (b)	186,170
7,494	NVIDIA Corp.	1,083,333
32,074	ON Semiconductor Corp. (a)(b)	450,319
1,996	Qorvo, Inc. (a)(b)	126,387
4,922	Skyworks Solutions, Inc. (a)	472,266
9,263	Teradyne, Inc.	278,168
11,947	Texas Instruments, Inc.	919,083
10,837	Versum Materials, Inc.	352,202
4,452	Xilinx, Inc. (a)	286,353

		10,680,416

	Software - 6.01%
7,416	Activision Blizzard, Inc.	426,939
6,541	Adobe Systems, Inc. (b)	925,159
2,138	ANSYS, Inc. (b)	260,152
2,745	Atlassian Corp. Plc - Class A (a)(b)	96,569
4,512	Autodesk, Inc. (b)	454,900
2,347	CA, Inc.	80,901
17,708	Cadence Design System, Inc. (b)	593,041
3,519	CDK Global, Inc.	218,389
2,980	Citrix Systems, Inc. (b)	237,148
18,105	Dell Technologies, Inc. - Class V (b)	1,106,397
5,545	Electronic Arts, Inc. (a)(b)	586,217
6,571	Fortinet, Inc. (b)	246,018
3,690	Intuit, Inc.	490,069
775	Jack Henry & Associates, Inc.	80,499
5,077	Manhattan Associates, Inc. (a)(b)	244,001
79,307	Microsoft Corp.	5,466,631
14,868	Nuance Communications, Inc. (a)(b)	258,852
18,476	Oracle Corp.	926,387
3,372	PTC, Inc. (b)	185,865
3,906	Red Hat, Inc. (b)	373,999
3,985	salesforce.com, Inc. (b)	345,101
4,209	ServiceNow, Inc. (b)	446,154
4,567	Splunk, Inc. (a)(b)	259,817
1,931	SS&C Technologies Holdings, Inc.	74,170
10,246	Symantec Corp.	289,449
7,361	Synopsys, Inc. (b)	536,838
4,811	Tableau Software, Inc. - Class A (b)	294,770
4,142	Take-Two Interactive Software, Inc. (b)	303,940
4,998	VMware, Inc. (a)(b)	436,975
1,987	Workday, Inc. - Class A (a)(b)	192,739

		16,438,086

	Specialty Retail - 4.76%
2,292	Advance Auto Parts, Inc.	267,224
2,667	AutoNation, Inc. (b)	112,441
639	AutoZone, Inc. (a)(b)	364,524
26,108	Bed Bath & Beyond, Inc. (a)	793,683
11,116	Best Buy Co., Inc. (a)	637,280
4,019	Cabela’s, Inc. (b)	238,809
10,133	Dick’s Sporting Goods, Inc. (a)	403,597
6,191	Floor & Decor Holdings, Inc. (b)	243,059
4,663	Foot Locker, Inc.	229,793
39,860	GameStop Corp. - Class A (a)	861,375
7,106	L Brands, Inc. (a)	382,942
7,044	Lowe’s Cos., Inc.	546,121
3,007	Murphy USA, Inc. (b)	222,849
1,238	O’Reilly Automotive, Inc. (b)	270,800
7,810	Ross Stores, Inc. (a)	450,871
19,778	Sally Beauty Holdings, Inc. (a)(b)	400,505
1,590	Sherwin-Williams Co.	558,026
4,133	Signet Jewelers Ltd. (a)	261,371
61,720	Staples, Inc.	621,520
21,203	The Gap, Inc. (a)	466,254
11,469	The Home Depot, Inc.	1,759,345
21,674	The Michaels Cos., Inc. (b)	401,402
7,493	The TJX Companies, Inc. (a)	540,770

5,233	Tiffany & Co.	491,222
7,196	Tractor Supply Co. (a)	390,095
1,434	Ulta Beauty, Inc. (b)	412,046
15,280	Urban Outfitters, Inc. (a)(b)	283,291
7,984	Williams Sonoma, Inc. (a)	387,224

		12,998,439

	Technology Hardware, Storage & Peripherals - 4.29%
57,119	Apple, Inc.	8,226,278
16,868	Hewlett Packard Enterprise Co.	279,840
19,618	HP, Inc.	342,923
6,846	International Business Machines Corp. (a)	1,053,120
2,038	NCR Corp. (a)(b)	83,232
2,873	NetApp, Inc. (a)	115,064
19,239	Teradata Corp. (a)(b)	567,358
4,914	Western Digital Corp. (a)	435,381
21,718	Xerox Corp.	623,958

		11,727,154

	Textiles, Apparel & Luxury Goods - 1.65%
3,138	Carter’s, Inc. (a)	279,125
7,933	Coach, Inc.	375,548
2,394	Hanesbrands, Inc.	55,445
18,730	Kate Spade & Co. (b)	346,318
7,014	lululemon athletica, Inc. (b)	418,525
7,679	Michael Kors Holdings Ltd. (a)(b)	278,364
10,876	NIKE, Inc. - Class B	641,684
3,296	PVH Corp.	377,392
5,148	Ralph Lauren Corp. (a)	379,922
11,876	Skechers U.S.A., Inc. - Class A (a)(b)	350,342
14,660	Under Armour, Inc. - Class A (a)(b)	319,002
16,619	Under Armour, Inc. - Class C (a)(b)	335,039
6,378	VF Corp. (a)	367,373

		4,524,079

	Tobacco - 1.03%
13,386	Altria Group, Inc.	996,856
15,385	Philip Morris International, Inc.	1,806,968

		2,803,824

	Trading Companies & Distributors - 0.97%
1,478	Air Lease Corp.	55,218
9,233	Fastenal Co. (a)	401,912
7,225	HD Supply Holdings, Inc. (b)	221,302
3,598	MSC Industrial Direct Co., Inc. - Class A	309,284
7,363	Univar, Inc. (b)	215,000
2,061	W.W. Grainger, Inc. (a)	372,072
1,425	Watsco, Inc. - Class A	219,735
14,807	WESCO International, Inc. (b)	848,441

		2,642,964

	Wireless Telecommunication Services - 0.07%
6,846	Sprint Corp. (a)(b)	56,206
4,427	Telephone & Data Systems, Inc. (a)	122,849

		179,055

	Total Common Stocks (Cost $213,007,135)	254,277,433

	INVESTMENT COMPANIES - 4.08%
	Exchange Traded Funds - 4.08%
50,223	Vanguard S&P 500 ETF	11,152,519

	Total Investment Companies (Cost $10,944,826)	11,152,519

	REAL ESTATE INVESTMENT TRUSTS - 1.98%
	Real Estate Investment Trusts - 1.98%
8,057	AGNC Investment Corp. (a)	171,533
1,557	Alexandria Real Estate Equities, Inc.	187,572
16,719	American Homes 4 Rent - Class A (a)	377,348
2,445	American Tower Corp.	323,522
27,143	Annaly Capital Management, Inc. (a)	327,073
280	AvalonBay Communities, Inc.	53,807
4,139	Brandywine Realty Trust	72,557
1,574	Camden Property Trust	134,593
22,621	Chimera Investment Corp.	421,429
7,693	Corporate Office Properties Trust	269,486
1,446	Digital Realty Trust, Inc. (a)	163,326
3,829	Duke Realty Corp.	107,020

5,766	Empire State Realty Trust, Inc. - Class A (a)	119,760
173	Equinix, Inc.	74,245
2,215	Equity Commonwealth (b)	69,994
630	Equity LifeStyle Properties, Inc.	54,394
410	Essex Property Trust, Inc.	105,481
4,459	Forest City Realty Trust, Inc. - Class A	107,774
7,344	Hospitality Properties Trust	214,078
15,827	Host Hotels & Resorts, Inc. (a)	289,159
2,517	Invitation Homes, Inc.	54,443
27,628	MFA Financial, Inc. (a)	231,799
16,734	New Residential Investment Corp.	260,381
1,750	Omega Healthcare Investors, Inc.	57,785
5,966	Park Hotels & Resorts, Inc.	160,843
7,520	Piedmont Office Realty Trust, Inc. - Class A	158,522
2,419	Prologis, Inc.	141,850
8,849	Retail Properties of America, Inc. - Class A	108,046
1,230	SBA Communications Corp. (b)	165,927
765	SL Green Realty Corp.	80,937
2,951	Starwood Property Trust, Inc. (a)	66,073
1,143	Sun Communities, Inc.	100,230
2,108	Tanger Factory Outlet Centers, Inc.	54,766
6,356	Two Harbors Investment Corp. (a)	62,988
8,428	VEREIT, Inc.	68,604

	Total Real Estate Investment Trusts (Cost $5,027,337)	5,417,345

	SHORT TERM INVESTMENTS - 3.10%
	Money Market Funds - 3.10%
8,483,537	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (c)	8,483,537

	Total Short Term Investments (Cost $8,483,537)	8,483,537

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.76%
37,614,093	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (c)	37,614,093

	Total Investments Purchased as Securities Lending Collateral (Cost $37,614,093)	37,614,093

	Total Investments (Cost $275,076,928) - 115.94%	316,944,927
	Liabilities in Excess of Other Assets - (15.94)%	(43,586,811)

	TOTAL NET ASSETS - 100.00%	$273,358,116

Percentages are stated as a percent of net assets.

ADR -	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$275,076,928

Gross unrealized appreciation	47,206,753
Gross unrealized depreciation	(5,338,754)

Net unrealized appreciation	$41,867,999

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Emerging Markets Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 84.51%
	Brazil - 4.55%
61,924	Ambev SA	$343,742
22,187	Banco Bradesco SA	185,645
50,652	Banco do Brasil SA	410,060
32,630	Banco Santander Brasil SA	247,318
38,220	BB Seguridade Participacoes SA	330,181
52,664	Centrais Eletricas Brasileiras SA (a)	198,390
26,532	Cia de Saneamento Basico do Estado de Sao Paulo	251,793
82,930	Cia Siderurgica Nacional SA (a)	180,234
11,274	Cosan SA Industria e Comercio	117,372
22,451	CPFL Energia SA	179,586
39,371	EDP - Energias do Brasil SA	167,804
8,311	Equatorial Energia SA	136,472
43,110	Lojas Renner SA	357,851
19,959	M Dias Branco SA	298,521
19,736	Natura Cosmeticos SA	152,448
32,551	Odontoprev SA	114,369
69,896	Petroleo Brasileiro SA (a)	279,972
17,740	Raia Drogasil SA	377,515
81,317	Sul America SA (c)	435,684
6,841	Ultrapar Participacoes SA	161,686
22,966	Vale SA - Preference Shares	201,175

		5,127,818

	Chile - 0.87%
1,193,542	Banco de Chile	156,424
4,560	Banco de Credito e Inversiones	255,194
41,951	Cencosud SA	111,667
25,380	Cia Cervecerias Unidas SA	333,865
11,270	Latam Airlines Group SA	125,327

		982,477

	China - 17.07%
973,250	Agricultural Bank of China Ltd. - Series H	459,976
23,299	Alibaba Group Holding Ltd. - ADR (a)(b)	3,282,829
113,209	ANTA Sports Products Ltd.	374,002
4,607	Baidu, Inc. - ADR (a)	824,008
1,953,309	Bank of China Ltd. - Series H	957,838
384,000	Bank of Communications Co., Ltd. - Series H	270,901
569,672	China Cinda Asset Management Co., Ltd. - Series H	212,312
420,000	China CITIC Bank Corp. Ltd. - Series H	257,054
710,542	China Communications Services Corp. Ltd. - Series H	409,292
2,220,843	China Construction Bank Corp. - Series H	1,727,030
347,000	China Everbright Bank Co., Ltd.	162,153
288,414	China Huarong Asset Management Co., Ltd. - Series H	111,856
38,375	China Life Insurance Company Ltd. - Series H	117,276
82,346	China Mengniu Dairy Co., Ltd.	161,459
103,586	China Merchants Bank Co., Ltd. - Series H	312,144
191,873	China Minsheng Banking Corp., Ltd. - Series H	191,375
835,981	China Petroleum & Chemical Corp. - Series H	654,575
193,616	China Southern Airlines Co., Ltd. - Series H	163,638
592,413	Chongqing Rural Commercial Bank Co., Ltd. - Series H	399,538
619,647	Country Garden Holdings Co., Ltd.	718,777
226,768	Dongfeng Motor Group Co., Ltd. - Series H	267,976
143,566	Great Wall Motor Co., Ltd. - Series H	177,180
90,938	Haier Electronics Group Co., Ltd.	236,430
3,848	JD.com, Inc. - ADR (a)(b)	150,919
6,343	Momo, Inc. - ADR (a)	234,437
3,195	NetEase, Inc. - ADR (b)	960,513
25,079	New China Life Insurance Co., Ltd. - Series H	127,598
8,359	New Oriental Education & Technology Group, Inc. - ADR (a)	589,226
306,000	PetroChina Co. - Series H	187,202

193,025	PICC Property & Casualty Co., Ltd. - Series H	322,373
108,097	Ping An Insurance Group Co. of China, Ltd. - Series H	712,078
20,768	Shenzhou International Group Holdings Ltd.	136,557
484,779	Sihuan Pharmaceutical Holdings Group Ltd.	202,940
1,615	Sina Corp. (a)	137,227
498,790	Sino-Ocean Group Holding Ltd.	243,970
278,828	Sinopec Shanghai Petrochemical Co., Ltd. - Series H	149,210
377,072	Sun Art Retail Group Ltd.	300,151
3,841	TAL Education Group - ADR	469,793
879,049	The People’s Insurance Co. Group of China, Ltd. - Series H	369,223
23,886	Vipshop Holdings Ltd. - ADR (a)(b)	251,997
283,799	Want Want China Holdings, Ltd.	191,497
8,407	Weibo Corp. - ADR (a)(b)	558,780
12,894	Yum China Holdings, Inc. (a)	508,410

		19,253,720

	Colombia - 0.22%
57,026	Interconexion Electrica SA ESP	249,624

	Czech Republic - 0.16%
15,385	O2 Czech Republic AS	182,514

	Egypt - 0.17%
43,369	Commercial International Bank Egypt SAE (c)	191,379

	Hong Kong - 11.94%
44,239	AAC Technologies Holdings, Inc.	552,596
585,278	Belle International Holdings Ltd.	461,344
164,654	China Evergrande Group (a)	295,393
119,998	China Mobile Ltd.	1,272,195
66,466	China Overseas Land & Investment Ltd.	194,518
48,725	China Resources Land Ltd.	141,949
346,338	China Telecom Corp. Ltd. - Series H	164,463
89,911	China Unicom Hong Kong Ltd. (a)	133,461
115,853	CITIC Ltd.	174,166
234,800	CSPC Pharmaceutical Group Ltd.	342,951
398,461	Geely Automobile Holdings Ltd.	858,800
1,379,325	GOME Electrical Appliances Holding Ltd.	169,588
1,894,492	Industrial & Commercial Bank of China Ltd. - Series H	1,278,560
310,000	Kunlun Energy Co., Ltd.	262,811
110,331	Longfor Properties Co., Ltd.	236,937
261,609	Nine Dragons Paper Holdings Ltd.	348,382
437,212	Sino Biopharmaceutical Ltd.	386,593
329,548	Sunac China Holdings Ltd.	688,458
49,479	Sunny Optical Technology Group Co., Ltd.	443,086
136,789	Tencent Holdings Ltd.	4,907,300
136,824	Tingyi Cayman Islands Holding Corp.	162,298

		13,475,849

	Hungary - 0.57%
5,335	MOL Hungarian Oil and Gas Plc	419,023
6,747	OTP Bank Plc	225,819

		644,842

	Indonesia - 1.85%
4,919,951	Adaro Energy Tbk PT	582,078
165,901	Bank Central Asia Tbk PT	226,259
441,599	Hanjaya Mandala Sampoerna Tbk PT	127,236
1,215,482	Kalbe Farma Tbk PT	147,966
177,812	Matahari Department Store Tbk PT	189,098
656,400	Surya Citra Media Tbk PT	127,566
614,599	Telekomunikasi Indonesia Persero Tbk PT	208,713
80,879	Unilever Indonesia Tbk PT	295,914
87,110	United Tractors Tbk PT	179,290

		2,084,120

	Malaysia - 1.77%
303,203	AirAsia Bhd	229,542
289,307	Astro Malaysia Holdings Bhd	170,512
27,976	British American Tobacco Malaysia Bhd	282,976
293,412	DiGi.Com Bhd	341,761
290,520	Felda Global Ventures Holdings Bhd	115,814
67,006	Genting Bhd	146,883

65,123	HAP Seng Consolidated Bhd	140,128
100,451	Maxis Communications Bhd	129,875
38,819	Public Bank Bhd	183,733
691,771	Sapura Energy Bhd	256,095

		1,997,319

	Mexico - 3.64%
86,522	Alfa SAB de CV - Series A	122,760
570,545	America Movil SAB de CV - Series L	457,725
22,075	Arca Continental SAB de CV	166,066
467,264	Cemex SAB de CV (a)	439,747
17,078	Coca-Cola Femsa SAB de CV - Series L	144,820
46,848	Fomento Economico Mexicano SAB de CV	461,362
102,459	Gentera SAB de CV	153,784
21,077	Gruma SAB de CV - Series B	274,984
7,131	Grupo Aeroportuario del Sureste SAB de CV - Series B	150,421
168,733	Grupo Bimbo SAB de CV - Series A	425,255
39,714	Grupo Financiero Banorte SAB de CV - Series O	251,977
74,876	Grupo Mexico SAB de CV - Series B	210,369
11,969	Industrias Penoles SAB de CV	270,716
25,369	Infraestructura Energetica Nova SAB de CV	135,213
59,371	Kimberly-Clark de Mexico SAB de CV - Series A	125,653
133,688	Wal-Mart de Mexico SAB de CV	309,971

		4,100,823

	Peru - 0.25%
1,551	CREDICORP Ltd.	278,234

	Philippines - 0.23%
6,395	Globe Telecom, Inc.	259,592

	Poland - 1.93%
3,791	CCC SA	230,025
15,043	Eurocash SA	125,844
38,396	Grupa Lotos SA	528,658
15,005	Jastrzebska Spolka Weglowa SA (a)	299,521
5,124	KGHM Polska Miedz SA	152,840
174	LPP SA	335,838
11,140	Polski Koncern Naftowy Orlen SA	336,493
99,348	Polskie Gornictwo Naftowe i Gazownictwo SA	169,495

		2,178,714

	Qatar - 0.16%
7,211	Ooredoo QSC	181,043

	Republic of Korea - 14.83%
1,084	Amorepacific Corp.	287,896
2,112	AMOREPACIFIC Group	239,999
1,683	BGF retail Co., Ltd.	148,690
31,898	BNK Financial Group, Inc.	305,001
11,244	Cheil Worldwide, Inc.	180,849
3,709	Coway Co., Ltd.	337,081
35,743	DGB Financial Group, Inc.	368,499
2,158	Dongbu Insurance Co., Ltd.	128,246
10,988	Hana Financial Group, Inc.	433,944
1,449	Hanssem Co., Ltd.	233,025
5,061	Hanwha Chemical Corp.	133,553
8,478	Hanwha Corp.	351,338
24,749	Hanwha Life Insurance Co., Ltd.	150,501
3,430	Hanwha Techwin Co., Ltd.	133,361
2,625	Hotel Shilla Co., Ltd.	130,943
991	Hyosung Corp.	145,121
4,203	Hyundai Engineering & Construction Co., Ltd.	169,323
776	Hyundai Heavy Industries Co., Ltd. (a)	119,977
3,916	Hyundai Marine & Fire Insurance Co., Ltd.	134,691
2,843	Hyundai Steel Co.	154,422
20,385	Industrial Bank of Korea	253,703
10,053	KB Financial Group, Inc.	507,578
5,817	Kia Motors Corp.	194,263
9,018	Korea Gas Corp.	419,421
10,058	Korean Air Lines Co., Ltd. (a)	340,178
4,092	KT Corp. (c)	116,673

4,150	LG Electronics, Inc.	291,145
531	LG Household & Health Care Ltd.	461,388
43,539	LG Uplus Corp.	593,773
438	Lotte Chemical Corp.	131,828
697	Naver Corp.	510,922
352	NCSoft Corp.	116,756
1,712	OCI Co., Ltd.	134,172
2,367	POSCO	592,915
10,113	Posco Daewoo Corp.	197,176
1,772	S-1 Corp.	150,241
2,546	Samsung Electronics Co., Ltd.	5,302,864
949	Samsung SDI Co., Ltd.	142,467
4,764	Shinhan Financial Group Co., Ltd.	205,544
10,119	SK Hynix, Inc.	595,804
2,537	SK Innovation Co., Ltd.	351,365
981	SK Telecom Co., Ltd.	228,070
37,917	Woori Bank	610,801

		16,735,507

	Russian Federation - 1.86%
41,790	Gazprom PJSC	165,517
12,133	Lukoil PJSC - ADR	591,969
3,985	Magnit PJSC	135,421
20,649	Mobile TeleSystems PJSC - ADR	173,039
50,590	Sberbank of Russia PJSC	524,221
17,828	Sberbank of Russia PJSC - ADR	185,233
9,904	Severstal PJSC - GDR	129,831
4,558	Tatneft PJSC	171,840
507	Tatneft PJSC - ADR	19,130

		2,096,201

	South Africa - 5.73%
18,731	AngloGold Ashanti Ltd.	182,889
16,466	Barclays Africa Group Ltd.	181,051
2,639	Capitec Bank Holdings Ltd.	167,427
54,617	Coronation Fund Managers Ltd.	272,192
35,359	Exxaro Resources Ltd.	251,214
54,410	FirstRand Ltd.	196,220
102,306	Gold Fields Ltd.	351,826
16,826	Liberty Holdings Ltd.	144,707
19,915	Massmart Holdings Ltd.	160,599
25,646	Mr. Price Group Ltd.	305,744
6,932	Naspers Ltd. - N Shares	1,365,138
8,316	Nedbank Group Ltd.	132,785
57,012	Pick n Pay Stores Ltd.	256,990
10,980	Pioneer Foods Group Ltd.	113,682
48,768	Sappi Ltd.	324,541
15,975	Shoprite Holdings Ltd.	243,593
20,668	Standard Bank Group Ltd.	227,609
26,291	Steinhoff International Holdings NV	134,713
46,929	Telkom SA SOC Ltd.	220,753
24,851	The Bidvest Group Ltd.	299,265
14,064	The SPAR Group Ltd.	165,726
6,241	Tiger Brands Ltd.	175,469
27,942	Truworths International Ltd.	152,654
18,661	Vodacom Group Ltd.	234,487
43,825	Woolworths Holdings Ltd.	206,710

		6,467,984

	Taiwan - 12.51%
44,737	Advantech Co., Ltd.	316,702
21,840	Asustek Computer, Inc.	206,273
12,230	Catcher Technology Co., Ltd.	145,762
94,186	Cathay Financial Holding Co., Ltd.	155,033
94,000	Chailease Holding Co., Ltd.	261,843
1,085,261	China Airlines Ltd.	329,213
50,969	Chunghwa Telecom Co., Ltd.	180,813
191,657	CTBC Financial Holding Co., Ltd.	125,625
31,079	Delta Electronics, Inc.	170,013

14,426	Eclat Textile Co., Ltd.	175,516
448,589	Eva Airways Corp.	221,905
332,000	Evergreen Marine Corp. Ltd. (a)	168,482
71,617	Far EasTone Telecommunications Co., Ltd.	182,407
69,846	Feng TAY Enterprise Co., Ltd.	308,659
494,273	First Financial Holding Co., Ltd.	330,505
45,887	Formosa Petrochemical Corp.	158,258
40,978	Foxconn Technology Co., Ltd.	123,593
103,394	Fubon Financial Holding Co., Ltd.	164,532
36,000	Globalwafers Co., Ltd.	251,425
353,549	Hon Hai Precision Industry Co., Ltd.	1,359,039
601,000	Innolux Corp.	313,792
2,964	Largan Precision Co., Ltd.	471,912
135,042	Lite-On Technology Corp.	221,661
18,648	MediaTek, Inc.	159,536
52,459	Micro-Star International Co., Ltd.	121,768
80,091	Nan Ya Plastics Corp.	198,652
36,639	Nien Made Enterprise Co., Ltd.	406,292
41,878	Novatek Microelectronics Corp.	169,103
64,216	Pegatron Corp.	200,881
107,426	Pou Chen Corp.	148,554
38,926	Powertech Technology, Inc.	120,077
54,372	President Chain Store Corp.	488,546
61,632	Quanta Computer, Inc.	145,792
52,868	Realtek Semiconductor Corp.	190,157
74,936	Standard Foods Corp.	201,238
130,691	Synnex Technology International Corp.	146,409
33,743	Taiwan Mobile Co. Ltd.	127,015
554,039	Taiwan Semiconductor Manufacturing Co., Ltd.	3,785,313
211,409	Uni-President Enterprises Corp.	423,734
74,239	Vanguard International Semiconductor Corp.	146,370
584,870	Wistron Corp.	594,525

		14,116,925

	Thailand - 2.22%
27,971	Advanced Info Service PCL	146,052
380,886	Banpu Public Co.	185,988
270,672	BEC World PCL - NVDR	167,328
25,077	Bumrungrad Hospital PCL	126,547
97,065	CP ALL PCL	179,191
20,961	Electricity Generating PCL	132,023
603,314	Home Product Center PCL - NVDR	170,359
55,228	KCE Electronics PCL	176,263
150,459	Minor International PCL	178,135
66,750	PTT Exploration & Production PCL	169,284
81,744	PTT Global Chemical PCL - NVDR	164,735
35,675	PTT PCL	388,238
97,635	Robinson Department Store PCL	167,303
65,998	Thai Oil PCL	153,414

		2,504,860

	Turkey - 1.98%
41,980	Aselsan Elektronik Sanayi Ve Ticaret AS	260,791
21,806	BIM Birlesik Magazalar AS	404,297
82,905	Eregli Demir ve Celik Fabrikalari TAS	166,077
48,716	Turkiye Garanti Bankasi AS	135,594
76,198	Turkiye Halk Bankasi AS	284,773
177,923	Turkiye Is Bankasi - Series C	376,751
165,783	Turkiye Vakiflar Bankasi TAO	304,824
236,618	Yapi ve Kredi Bankasi AS (a)	301,875

		2,234,982

	Total Common Stocks (Cost $74,301,380)	95,344,527

	INVESTMENT COMPANIES - 10.17%
	China - 0.48%
10,867	iShares Core MSCI Emerging Markets ETF	543,785

	India - 9.46%
332,432	iShares MSCI India ETF	10,671,067

	Pakistan - 0.23%
15,991	Global X MSCI Pakistan ETF	265,770

	Total Investment Companies (Cost $10,517,748)	11,480,622

	PREFERRED STOCKS - 4.36%
	Brazil - 2.70%
65,301	Banco Bradesco SA - Preference Shares	554,868
42,840	Centrais Eletricas Brasileiras SA - Preference Shares	210,780
96,522	Cia Energetica de Minas Gerais - Preference Shares	235,121
15,942	Cia Paranaense de Energia - Series B - Preference Shares	117,896
98,706	Gerdau SA - Preference Shares	306,883
73,638	Itau Unibanco Holding SA - Preference Shares	816,866
41,705	Itausa - Investimentos Itau SA - Preference Shares	113,550
97,539	Petroleo Brasileiro SA - Preference Shares (a)	365,966
40,217	Vale SA	327,039

		3,048,969

	Chile - 0.24%
8,067	Sociedad Quimica y Minera de Chile SA - Preference Shares	267,339

	Colombia - 0.16%
426,265	Grupo Aval Acciones y Valores SA - Preference Shares	175,542

	Republic of Korea - 1.26%
1,691	Amorepacific Corp. - Preference Shares	274,899
662	LG Household & Health Care Ltd. - Preference Shares	359,858
485	Samsung Electronics Co., Ltd. - Preference Shares	790,792

		1,425,549

	Total Preferred Stocks (Cost $3,636,258)	4,917,399

	REAL ESTATE INVESTMENT TRUSTS - 0.11%
	South Africa - 0.11%
91,405	Fortress Income Fund Ltd. - Class A	119,894

	Total Real Estate Investment Trusts (Cost $113,393)	119,894

	SHORT TERM INVESTMENTS - 0.43%
	Money Market Funds - 0.43%
488,954	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (d)	488,954

	Total Short Term Investments (Cost $488,954)	488,954

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.70%
4,172,837	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (d)	4,172,837

	Total Investments Purchased as Securities Lending Collateral (Cost $4,172,837)	4,172,837

	Total Investments (Cost $93,230,570) - 103.28%	116,524,233
	Liabilities in Excess of Other Assets - (3.28)%	(3,702,096)

	TOTAL NET ASSETS - 100.00%	$112,822,137

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $743,736, which represents 0.66% of total net assets.
(d)	Seven-day yield as of June 30, 2017.

GuideMark® Emerging Markets Fund
Schedule of Investments by Industry
June 30, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	0.35%
Airlines	1.25%
Automobiles	1.33%
Banks	12.94%
Beverages	1.29%
Capital Markets	0.53%
Chemicals	0.94%
Commercial Services & Supplies	0.13%
Construction & Engineering	0.15%
Construction Materials	0.39%
Consumer Finance	0.14%
Diversified Consumer Services	0.94%
Diversified Financial Services	0.55%
Diversified Telecommunication Services	2.00%
Electric Utilities	0.83%
Electronic Equipment, Instruments & Components	3.35%
Energy Equipment & Services	0.23%
Food & Staples Retailing	3.02%
Food Products	2.25%
Gas Utilities	0.49%
Health Care Providers & Services	0.21%
Hotels, Restaurants & Leisure	0.74%
Household Durables	1.83%
Household Products	0.41%
Independent Power and Renewable Electricity Producers	0.12%
Industrial Conglomerates	0.96%
Insurance	2.77%
Internet & Direct Marketing Retail	0.36%
Internet Software & Services	10.12%
Machinery	0.11%
Marine	0.15%
Media	1.78%
Metals & Mining	2.56%
Multiline Retail	0.82%
Oil, Gas & Consumable Fuels	5.75%
Paper & Forest Products	0.60%
Personal Products	0.60%
Pharmaceuticals	0.96%
Real Estate Management & Development	2.23%
Semiconductors & Semiconductor Equipment	9.50%
Software	0.10%
Specialty Retail	1.23%
Technology Hardware, Storage & Peripherals	1.84%
Textiles, Apparel & Luxury Goods	1.51%
Tobacco	0.36%
Trading Companies & Distributors	0.17%
Transportation Infrastructure	0.13%
Water Utilities	0.22%
Wireless Telecommunication Services	3.27%

TOTAL COMMON STOCKS	84.51%

INVESTMENT COMPANIES
Exchange Traded Funds	10.17%

TOTAL INVESTMENT COMPANIES	10.17%

PREFERRED STOCKS
Banks	1.48%
Chemicals	0.24%
Electric Utilities	0.50%
Metals & Mining	0.56%
Oil, Gas & Consumable Fuels	0.32%
Personal Products	0.56%
Semiconductors & Semiconductor Equipment	0.70%

TOTAL PREFERRED STOCKS	4.36%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.11%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.11%

SHORT TERM INVESTMENTS
Money Market Funds	0.43%

TOTAL SHORT TERM INVESTMENTS	0.43%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL

TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	3.59%

TOTAL INVESTMENTS	103.18%
Liabilities in Excess of Other Assets	(3.18)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$93,230,570

Gross unrealized appreciation	27,817,122
Gross unrealized depreciation	(4,523,459)

Net unrealized appreciation	$23,293,663

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	COMMON STOCKS - 89.33%
	Aerospace & Defense - 1.40%
709	AAR Corp. (a)	$24,645
1,964	Axon Enterprise, Inc. (a)(b)	49,375
1,089	BWX Technologies, Inc.	53,089
500	Cubic Corp.	23,150
988	Curtiss-Wright Corp.	90,679
1,193	DigitalGlobe, Inc. (b)	39,727
1,244	Ducommun, Inc. (b)	39,285
1,514	Engility Holdings, Inc. (b)	42,998
317	Esterline Technologies Corp. (b)	30,052
546	HEICO Corp. (a)	39,225
665	HEICO Corp. - Class A	41,263
346	Hexcel Corp. (a)	18,265
720	Huntington Ingalls Industries, Inc.	134,035
1,251	KLX, Inc. (a)(b)	62,550
1,696	Kratos Defense & Security Solutions, Inc. (b)	20,132
565	Moog, Inc. - Class A (b)	40,522
1,559	Orbital ATK, Inc.	153,343
1,608	Sparton Corp. (b)	35,360
1,935	Spirit AeroSystems Holdings, Inc. - Class A (a)	112,114
479	Teledyne Technologies, Inc. (a)(b)	61,144
947	Triumph Group, Inc. (a)	29,925
1,673	Vectrus, Inc. (b)	54,071
2,400	Wesco Aircraft Holdings, Inc. (b)	26,040

		1,220,989

	Air Freight & Logistics - 0.33%
775	Air Transport Services Group, Inc. (b)	16,879
2,482	Echo Global Logistics, Inc. (b)	49,392
428	Forward Air Corp.	22,804
633	Hub Group, Inc. - Class A (b)	24,276
12,050	Radiant Logistics, Inc. (b)	64,829
1,631	XPO Logistics, Inc. (b)	105,411

		283,591

	Airlines - 0.54%
1,656	Alaska Air Group, Inc.	148,643
184	Allegiant Travel Co.	24,950
683	Copa Holdings SA - Class A (a)	79,911
1,595	Hawaiian Holdings, Inc. (a)(b)	74,885
4,308	JetBlue Airways Corp. (b)	98,352
509	SkyWest, Inc.	17,866
425	Spirit Airlines, Inc. (b)	21,951

		466,558

	Auto Components - 1.08%
404	Adient Plc - ADR	26,414
2,352	American Axle & Manufacturing Holdings, Inc. (b)	36,691
1,065	Cooper Tire & Rubber Co.	38,446
404	Cooper-Standard Holdings, Inc. (b)	40,751
1,754	Dana, Inc.	39,167
863	Dorman Products, Inc. (b)	71,430

1,166	Fox Factory Holding Corp. (b)	41,510
2,715	Gentex Corp. (a)	51,504
512	Gentherm, Inc. (b)	19,866
3,585	Goodyear Tire & Rubber Co.	125,332
944	LCI Industries (a)	96,666
1,078	Lear Corp.	153,162
821	Standard Motor Products, Inc.	42,873
2,913	Stoneridge, Inc. (b)	44,889
948	Superior Industries International, Inc.	19,481
547	Tenneco, Inc.	31,633
230	Visteon Corp. (b)	23,474
263	WABCO Holdings, Inc. (b)	33,535

		936,824

	Automobiles - 0.14%
962	Thor Industries, Inc.	100,548
674	Winnebago Industries, Inc. (a)	23,590

		124,138

	Banks - 7.13%
379	1st Source Corp.	18,169
942	Access National Corp.	24,982
833	ACNB Corp.	25,406
554	Allegiance Bancshares, Inc. (b)	21,218
665	American National Bankshares, Inc.	24,572
784	Ameris Bancorp (a)	37,789
2,775	Associated Banc-Corp. (a)	69,930
2,321	Banc of California, Inc. (a)	49,901
281	BancFirst Corp.	27,145
1,100	Banco Latinoamericano de Comercio Exterior SA - Class E	30,118
929	BancorpSouth, Inc.	28,334
1,501	Bank of Commerce Holdings	16,586
1,192	Bank of Hawaii Corp.	98,900
496	Bank of the Ozarks, Inc. (a)	23,248
911	BankUnited, Inc.	30,710
830	Bankwell Financial Group, Inc.	25,921
1,121	BCB Bancorp, Inc.	17,151
373	BOK Financial Corp.	31,380
862	Bryn Mawr Bank Corp.	36,635
701	C&F Financial Corp.	32,877
797	Camden National Corp.	34,199
1	Canadian Imperial Bank of Commerce	42
680	Capital Bank Financial Corp. - Class A	25,908
945	Capital City Bank Group, Inc.	19,297
803	Carolina Financial Corp.	25,953
568	Cathay General Bancorp	21,556
1,300	CenterState Banks, Inc.	32,318
592	Central Pacific Financial Corp.	18,630
1,032	Central Valley Community Bancorp	22,869
447	Century Bancorp, Inc. - Class A	28,429
564	Chemical Financial Corp.	27,303
683	Chemung Financial Corp.	27,921
832	Citizens & Northern Corp.	19,352
453	City Holding Co.	29,839
1,003	CNB Financial Corp.	24,042
1,090	Codorus Valley Bancorp, Inc.	30,956
668	Columbia Banking System, Inc. (a)	26,620

1,153	Commerce Bancshares, Inc.	65,525
632	Community Bank Systems, Inc.	35,247
2,145	Community Bankers Trust Corp. (b)	17,696
594	Community Trust Bancorp, Inc.	25,987
1,280	ConnectOne Bancorp, Inc.	28,864
584	CU Bancorp (b)	21,112
991	Cullen Frost Bankers, Inc. (a)	93,065
1,360	Customers Bancorp, Inc. (a)(b)	38,461
302	Eagle Bancorp, Inc. (b)	19,117
3,423	East West Bancorp, Inc. (a)	200,519
1,279	Enterprise Financial Services Corp.	52,183
443	Evans Bancorp, Inc.	17,698
1,296	F.N.B. Corp.	18,351
576	Farmers Capital Bank Corp.	22,205
1,281	Farmers National Banc Corp.	18,574
611	FCB Financial Holdings, Inc. - Class A (a)(b)	29,175
1,216	Fidelity Southern Corp.	27,798
763	First Bancorp	23,851
3,307	First BanCorp. (b)	19,148
932	First Busey Corp.	27,326
1,084	First Business Financial Services, Inc.	25,019
161	First Citizens BancShares, Inc. - Class A	60,005
2,248	First Commonwealth Financial Corp.	28,505
696	First Community Bancshares, Inc.	19,036
1,457	First Community Financial Partners, Inc. (b)	18,795
937	First Connecticut Bancorp, Inc.	24,034
1,635	First Financial Bancorp	45,289
648	First Financial Bankshares, Inc.	28,642
532	First Financial Corp.	25,164
1,514	First Financial Northwest, Inc.	24,421
658	First Guaranty Bancshares, Inc.	17,924
615	First Hawaiian, Inc.	18,831
2,965	First Horizon National Corp.	51,650
904	First Internet Bancorp	25,357
738	First Interstate BancSystem, Inc. - Class A	27,454
805	First Merchants Corp.	32,313
553	First Mid-Illinois Bancshares, Inc.	18,935
1,084	First Midwest Bancorp, Inc.	25,268
434	Franklin Financial Network, Inc. (a)(b)	17,902
2,917	Fulton Financial Corp.	55,423
780	German American Bancorp, Inc.	26,590
957	Glacier Bancorp, Inc.	35,036
541	Great Southern Bancorp, Inc.	28,943
1,332	Green Bancorp, Inc. (a)(b)	25,841
926	Guaranty Bancorp	25,187
1,254	Hancock Holding Co.	61,446
636	Hanmi Financial Corp.	18,094
861	HarborOne Bancorp, Inc. (b)	17,186
844	Heartland Financial U.S.A., Inc.	39,752
2,719	Heritage Commerce Corp.	37,468
1,912	Hilltop Holdings, Inc. (a)	50,114
1,382	Home BancShares, Inc. (a)	34,412
1,217	Hope Bancorp, Inc.	22,697
960	Horizon Bancorp	25,296
817	IBERIABANK Corp.	66,585

1,106	Independent Bank Corp.	24,056
373	Independent Bank Group, Inc.	22,194
1,024	International Bancshares Corp.	35,891
757	Investar Holding Corp.	17,335
3,416	Investors Bancorp, Inc.	45,638
1,785	Lakeland Bancorp, Inc.	33,647
1,050	Lakeland Financial Corp.	48,174
1,210	LCNB Corp.	24,200
840	LegacyTexas Financial Group, Inc. (a)	32,029
1,077	Live Oak Bancshares, Inc.	26,063
2,819	Macatawa Bank Corp.	26,893
833	MainSource Financial Group, Inc.	27,914
599	Mercantile Bank Corp.	18,857
518	Midland States Bancorp, Inc.	17,363
720	MidWestOne Financial Group, Inc.	24,401
776	MutualFirst Financial, Inc.	27,703
744	National Bank Holdings Corp. - Class A	24,634
577	National Bankshares, Inc.	23,542
625	National Commerce Corp. (b)	24,719
652	NBT Bancorp, Inc.	24,091
328	Nicolet Bankshares, Inc. (b)	17,945
885	Northeast Bancorp	18,010
594	Northrim BanCorp, Inc.	18,058
2,093	OFG Bancorp (a)	20,930
499	Ohio Valley Banc Corp.	17,989
836	Old Line Bancshares, Inc.	23,558
2,454	Old National Bancorp	42,332
562	Old Point Financial Corp.	18,479
1,571	Old Second Bancorp, Inc.	18,145
1,064	Orrstown Financial Services, Inc.	24,312
908	Pacific Continental Corp.	23,199
659	Pacific Premier Bancorp, Inc. (b)	24,317
1,289	PacWest Bancorp	60,196
339	Paragon Commercial Corp. (b)	17,787
173	Park National Corp.	17,944
1,940	Park Sterling Corp.	23,047
1,184	Parke Bancorp, Inc.	26,522
807	Peapack Gladstone Financial Corp.	25,251
889	Peoples Bancorp, Inc.	28,564
680	People’s Utah Bancorp	18,224
351	Pinnacle Financial Partners, Inc.	22,060
1,629	Popular, Inc.	67,946
790	Preferred Bank	42,241
1,713	Premier Financial Bancorp, Inc.	35,305
879	Prosperity Bancshares, Inc.	56,467
574	QCR Holdings, Inc.	27,208
756	Republic Bancorp, Inc. - Class A	26,989
1,870	Republic First Bancorp, Inc. (b)	17,298
785	S&T Bancorp, Inc.	28,150
952	Sandy Spring Bancorp, Inc.	38,708
1,068	Seacoast Banking Corp. of Florida (b)	25,739
2,420	ServisFirst Bancshares, Inc.	89,274
1,465	Shore Bancshares, Inc.	24,099
1,131	Sierra Bancorp	27,766
667	Signature Bank (b)	95,735

479	Simmons First National Corp. - Class A	25,339
499	Southern First Bancshares, Inc. (b)	18,488
1,383	Southern National Bancorp of Virginia, Inc.	24,341
534	Southside Bancshares, Inc.	18,659
707	Southwest Bancorp, Inc.	18,064
2,098	Sterling Bancorp	48,779
1,024	Stock Yards Bancorp, Inc.	39,834
566	Stonegate Bank	26,138
819	Summit Financial Group, Inc.	18,018
1,878	Sun Bancorp, Inc.	46,293
827	SVB Financial Group (b)	145,378
1,867	Synovus Financial Corp.	82,596
2,390	TCF Financial Corp.	38,097
496	Texas Capital Bancshares, Inc. (b)	38,390
983	The Bank of N.T. Butterfield & Son Ltd.	33,520
784	The First Bancorp, Inc.	21,215
645	The First of Long Island Corp.	18,447
500	Tompkins Financial Corp.	39,360
1,005	TowneBank	30,954
1,052	TriState Capital Holdings, Inc. (a)(b)	26,510
1,224	Triumph Bancorp, Inc. (b)	30,049
1,715	Trustmark Corp.	55,154
949	Two River Bancorp	17,642
562	UMB Financial Corp. (a)	42,071
2,276	Umpqua Holdings Corp.	41,787
1,103	Union Bankshares Corp.	37,392
482	Union Bankshares, Inc.	22,895
1,281	United Community Banks, Inc.	35,612
736	Univest Corp. of Pennsylvania	22,043
2,243	Valley National Bancorp	26,490
880	Veritex Holdings, Inc. (b)	23,170
420	Washington Trust Bancorp, Inc.	21,651
995	WashingtonFirst Bankshares, Inc.	34,357
1,150	WesBanco, Inc.	45,471
1,125	West Bancorporation, Inc.	26,606
332	WestAmerica Bancorporation	18,605
1,789	Western Alliance Bancorp (b)	88,019
852	Wintrust Financial Corp.	65,127
971	Xenith Bankshares, Inc. (b)	30,159
2,646	Zions Bancorporation (a)	116,186

		6,210,766

	Beverages - 0.27%
371	Boston Beer Co., Inc. - Class A (b)	49,028
9,877	Castle Brands, Inc. (b)	16,988
310	Coca-Cola Bottling Co.	70,950
467	MGP Ingredients, Inc.	23,896
807	National Beverage Corp.	75,503

		236,365

	Biotechnology - 2.27%
775	Achaogen, Inc. (b)	16,841
3,152	Acorda Therapeutics, Inc. (a)(b)	62,094
2,297	Alkermes Plc (a)(b)	133,157
475	Alnylam Pharmaceuticals, Inc. (a)(b)	37,886
3,832	AMAG Pharmaceuticals, Inc. (a)(b)	70,509
9,500	Array BioPharma, Inc. (a)(b)	79,515

302	Avexis, Inc. (b)	24,812
5,224	BioCryst Pharmaceuticals, Inc. (b)	29,045
1,248	Bioverativ, Inc. (b)	75,092
396	Bluebird Bio, Inc. (b)	41,600
571	Blueprint Medicines Corp. (b)	28,933
1,154	Calithera Biosciences, Inc. (b)	17,137
688	Cara Therapeutics, Inc. (b)	10,588
1,991	ChemoCentryx, Inc. (b)	18,636
376	Clovis Oncology, Inc. (a)(b)	35,205
3,127	Conatus Pharmaceuticals, Inc. (b)	18,011
627	Eagle Pharmaceuticals, Inc. (a)(b)	49,464
592	Emergent BioSolutions, Inc. (b)	20,075
1,317	Exact Sciences Corp. (a)(b)	46,582
2,581	Exelixis, Inc. (a)(b)	63,570
409	Foundation Medicine, Inc. (b)	16,258
1,784	Genomic Health, Inc. (a)(b)	58,069
2,007	Immunomedics, Inc. (b)	17,722
3,854	Insys Therapeutics, Inc. (a)(b)	48,753
596	Ionis Pharmaceuticals, Inc. (a)(b)	30,318
1,016	Ironwood Pharmaceuticals, Inc. - Class A (b)	19,182
1,398	Jounce Therapeutics, Inc. (b)	19,614
293	Kite Pharma, Inc. (a)(b)	30,375
8,741	Matinas BioPharma Holdings, Inc. (b)	14,772
4,808	MiMedx Group, Inc. (a)(b)	71,976
6,530	Myriad Genetics, Inc. (a)(b)	168,735
2,235	Natera, Inc. (b)	24,272
28,709	PDL BioPharma, Inc. (a)(b)	70,911
588	Portola Pharmaceuticals, Inc. (b)	33,028
2,523	Progenics Pharmaceuticals, Inc. (b)	17,131
199	Puma Biotechnology, Inc. (b)	17,393
386	Repligen Corp. (b)	15,996
326	Sage Therapeutics, Inc. (a)(b)	25,963
1,750	Seattle Genetics, Inc. (b)	90,545
252	TESARO, Inc. (a)(b)	35,245
1,200	United Therapeutics Corp. (a)(b)	155,676
2,913	Vanda Pharmaceuticals, Inc. (b)	47,482
3,009	Veracyte, Inc. (b)	25,065
1,075	Versartis, Inc. (b)	18,759
1,051	Xencor, Inc. (b)	22,187

		1,974,179

	Building Products - 1.52%
2,118	A. O. Smith Corp.	119,307
2,089	AAON, Inc.	76,980
2,157	Allegion Plc	174,976
384	American Woodmark Corp. (b)	36,691
348	Apogee Enterprises, Inc. (a)	19,780
2,273	Builders FirstSource, Inc. (a)(b)	34,822
787	Caesarstone, Ltd. (b)	27,584
780	Continental Building Products, Inc. (b)	18,174
3,124	Fortune Brands Home & Security, Inc. (a)	203,810
548	Insteel Industries, Inc.	18,068
567	JELD-WEN Holding, Inc. (b)	18,405
784	Lennox International, Inc. (a)	143,974
1,852	NCI Building Systems, Inc. (a)(b)	30,928
1,836	Owens Corning, Inc.	122,865

617	Patrick Industries, Inc. (b)	44,948
1,942	Ply Gem Holdings, Inc. (b)	34,859
1,492	Quanex Building Products Corp.	31,556
546	Simpson Manufacturing Co., Inc.	23,866
1,254	Trex Co., Inc. (b)	84,846
269	Universal Forest Products, Inc. (a)	23,486
1,022	USG Corp. (a)(b)	29,658

		1,319,583

	Capital Markets - 2.72%
1,629	Artisan Partners Asset Management, Inc. - Class A (a)	50,010
2,795	B. Riley Financial, Inc.	51,847
5,088	BGC Partners, Inc. - Class A	64,312
863	CBOE Holdings, Inc. (a)	78,878
1,430	Cohen & Steers, Inc.	57,972
211	Diamond Hill Investment Group, Inc.	42,073
2,561	Donnelley Financial Solutions, Inc. (b)	58,801
5,446	E*TRADE Financial Corp. (b)	207,111
3,120	Eaton Vance Corp.	147,638
1,291	Evercore Partners, Inc. - Class A (a)	91,016
570	FactSet Research Systems, Inc. (a)	94,723
3,177	Federated Investors, Inc. - Class B (a)	89,750
4,284	GAIN Capital Holdings, Inc.	26,689
1,722	Greenhill & Co., Inc. (a)	34,612
1,020	Houlihan Lokey, Inc.	35,598
866	INTL. FCStone, Inc. (b)	32,700
2,335	KCG Holdings, Inc. - Class A (b)	46,560
3,788	Lazard Ltd. - Class A - ADR (a)	175,498
860	Legg Mason, Inc. (a)	32,818
2,893	LPL Financial Holdings, Inc.	122,837
707	MarketAxess Holdings, Inc.	142,178
1,379	Moelis & Co. - Class A	53,574
478	Morningstar, Inc.	37,447
1,627	MSCI, Inc.	167,565
3,770	OM Asset Management Plc	56,022
309	Piper Jaffray Cos. (a)	18,525
1,112	PJT Partners, Inc. - Class A	44,725
4,746	Pzena Investment Management, Inc. - Class A	48,219
1,643	SEI Investments Co.	88,361
974	Virtu Financial, Inc. - Class A	17,191
217	Virtus Investment Partners, Inc.	24,076
4,356	Waddell & Reed Financial, Inc. - Class A (a)	82,241
431	Westwood Holdings Group, Inc.	24,433
1,839	WisdomTree Investments, Inc. (a)	18,703

		2,364,703

	Chemicals - 2.02%
775	A. Schulman, Inc.	24,800
4,721	AgroFresh Solutions, Inc. (a)(b)	33,897
1,990	American Vanguard Corp.	34,327
915	Ashland Global Holdings, Inc.	60,308
2,149	Axalta Coating Systems, Ltd. (a)(b)	68,854
310	Balchem Corp.	24,090
629	Cabot Corp.	33,607
1,625	Calgon Carbon Corp.	24,537
638	CF Industries Holdings, Inc.	17,838
464	Chase Corp.	49,509

779	Core Molding Technologies, Inc. (b)	16,834
1,858	FutureFuel Corp.	28,037
1,782	GCP Applied Technologies, Inc. (b)	54,351
601	H.B. Fuller Co. (a)	30,717
4,327	Huntsman Corp.	111,810
916	Ingevity Corp. (b)	52,578
745	Innophos Holdings, Inc.	32,661
278	Innospec, Inc.	18,223
1,910	KMG Chemicals, Inc.	92,960
737	Koppers Holdings, Inc. (a)(b)	26,643
973	Kraton Corp. (b)	33,510
1,785	Kronos Worldwide, Inc.	32,523
702	Minerals Technologies, Inc.	51,386
92	NewMarket Corp.	42,364
3,320	Olin Corp. (a)	100,530
2,518	OMNOVA Solutions, Inc. (b)	24,551
4,384	Platform Specialty Products Corp. (b)	55,589
465	PolyOne Corp.	18,014
404	Quaker Chemical Corp.	58,673
2,300	Rayonier Advanced Materials, Inc. (a)	36,156
1,344	RPM International, Inc.	73,315
218	Sensient Technologies Corp.	17,556
400	Stepan Co.	34,856
1,870	The Chemours Co.	70,910
767	The Scotts Miracle-Gro Co. - Class A (a)	68,616
752	Trinseo SA	51,662
2,948	Tronox, Ltd. - Class A	44,574
3,428	Valvoline, Inc.	81,308
350	Westlake Chemical Corp.	23,174

		1,755,848

	Commercial Services & Supplies - 1.80%
690	ABM Industries, Inc. (a)	28,649
2,731	ACCO Brands Corp. (b)	31,816
12,575	ARC Document Solutions, Inc. (b)	52,312
982	Avery Dennison Corp.	86,779
615	Barrett Business Services, Inc. (a)	35,233
2,206	Casella Waste Systems, Inc. - Class A (b)	36,201
2,396	CECO Environmental Corp. (a)	21,995
1,468	Comfort Systems USA, Inc. (a)	54,463
2,234	Copart, Inc. (b)	71,019
1,167	Deluxe Corp.	80,780
1,066	Ennis, Inc.	20,361
1,912	Essendant, Inc.	28,355
1,454	Healthcare Services Group, Inc. (a)	68,091
1,144	Heritage-Crystal Clean, Inc. (b)	18,190
1,750	Herman Miller, Inc.	53,200
1,090	HNI Corp. (a)	43,458
1,588	InnerWorkings, Inc. (a)(b)	18,421
2,162	Interface, Inc.	42,483
885	KAR Auction Services, Inc.	37,143
4,861	Kimball International, Inc. - Class B	81,130
1,344	Knoll, Inc.	26,947
1,308	LSC Communications, Inc.	27,991
802	MSA Safety, Inc.	65,098
2,857	Pitney Bowes, Inc.	43,141

1,304	Quad/Graphics, Inc.	29,888
3,078	Rollins, Inc. (a)	125,305
1,208	SP Plus Corp. (b)	36,904
2,764	Steelcase, Inc. - Class A	38,696
2,013	Sykes Enterprises, Inc. (b)	67,496
897	Team, Inc. (a)(b)	21,035
1,551	Tetra Tech, Inc. (a)	70,958
761	The Brinks Co. (a)	50,987
610	Viad Corp.	28,823
1,078	West Corp.	25,139

		1,568,487

	Communications Equipment - 1.51%
582	Acacia Communications, Inc. (a)(b)	24,136
1,068	ADTRAN, Inc.	22,054
961	Applied Optoelectronics, Inc. (a)(b)	59,380
761	Arista Networks, Inc. (a)(b)	113,990
2,797	ARRIS International Plc (b)	78,372
6,692	Brocade Communications Systems, Inc. (a)	84,386
8,088	Calix, Inc. (b)	55,403
2,177	Ciena Corp. (a)(b)	54,469
1,974	Clearfield, Inc. (b)	26,057
2,033	CommScope Holding Co., Inc. (b)	77,315
2,114	Digi International, Inc. (b)	21,457
438	EchoStar Corp. - Class A (b)	26,587
7,657	Extreme Networks, Inc. (b)	70,598
1,722	Finisar Corp. (a)(b)	44,738
4,628	Harmonic, Inc. (b)	24,297
1,781	Infinera Corp. (a)(b)	19,003
635	InterDigital, Inc.	49,085
4,359	KVH Industries, Inc. (b)	41,410
617	Lumentum Holdings, Inc. (b)	35,200
695	NETGEAR, Inc. (a)(b)	29,954
1,520	NetScout Systems, Inc. (a)(b)	52,288
2,567	Oclaro, Inc. (a)(b)	23,976
1,204	Plantronics, Inc.	62,981
1,248	Quantenna Communications, Inc. (a)(b)	23,712
8,419	ShoreTel, Inc. (b)	48,830
9,381	Sonus Networks, Inc. (b)	69,795
917	Ubiquiti Networks, Inc. (a)(b)	47,656
2,928	Viavi Solutions, Inc. (a)(b)	30,832

		1,317,961

	Construction & Engineering - 0.85%
1,912	AECOM (b)	61,815
2,006	Aegion Corp. (a)(b)	43,891
563	Argan, Inc.	33,780
1,563	Chicago Bridge & Iron Co. NV (a)	30,838
482	Dycom Industries, Inc. (a)(b)	43,149
1,447	EMCOR Group, Inc.	94,605
746	Fluor Corp.	34,152
4,826	HC2 Holdings, Inc. (b)	28,377
1,125	IES Holdings, Inc. (b)	20,419
1,385	Jacobs Engineering Group, Inc. (a)	75,330
1,416	MasTec, Inc. (b)	63,932
1,109	MYR Group, Inc. (b)	34,401
993	NV5 Global, Inc. (a)(b)	42,202

3,930	Orion Group Holdings, Inc. (b)	29,357
1,823	Quanta Services, Inc. (b)	60,013
1,495	Sterling Construction Co., Inc. (b)	19,540
950	Tutor Perini Corp. (a)(b)	27,313

		743,114

	Construction Materials - 0.08%
224	Eagle Materials, Inc. (a)	20,702
288	United States Lime & Minerals, Inc.	22,600
324	US Concrete, Inc. (a)(b)	25,450

		68,752

	Consumer Finance - 0.71%
265	Credit Acceptance Corp. (b)	68,142
3,453	Enova International, Inc. (b)	51,277
3,400	EZCORP, Inc. - Class A (a)(b)	26,180
1,097	Green Dot Corp. - Class A (b)	42,268
6,540	Navient Corp.	108,891
1,038	Nelnet, Inc. - Class A	48,796
779	PRA Group, Inc. (a)(b)	29,524
2,727	Regional Management Corp. (b)	64,439
4,171	Santander Consumer USA Holdings, Inc. (a)(b)	53,222
11,260	SLM Corp. (b)	129,490

		622,229

	Containers & Packaging - 0.82%
308	AptarGroup, Inc.	26,753
775	Bemis Co., Inc.	35,844
1,935	Berry Plastics Group, Inc. (b)	110,314
1,343	Crown Holdings, Inc. (a)(b)	80,124
3,485	Graphic Packaging Holding Co.	48,023
496	Greif, Inc. - Class A (a)	27,667
363	Greif, Inc. - Class B	21,925
2,215	Myers Industries, Inc.	39,759
1,746	Owens-Illinois, Inc. (b)	41,764
995	Packaging Corp. of America	110,833
2,076	Sealed Air Corp.	92,922
776	Silgan Holdings, Inc.	24,661
958	Sonoco Products Co. (a)	49,261

		709,850

	Distributors - 0.04%
1,033	Core-Mark Holding Co., Inc.	34,151

	Diversified Consumer Services - 1.68%
3,362	Adtalem Global Education, Inc.	127,588
4,057	American Public Education, Inc. (a)(b)	95,948
4,372	Bridgepoint Education, Inc. (b)	64,531
6,126	Cambium Learning Group, Inc. (b)	31,059
1,149	Capella Education Co. (a)	98,354
11,200	Career Education Corp. (b)	107,520
856	Carriage Services, Inc. (a)	23,078
4,976	Chegg, Inc. (a)(b)	61,155
3,069	Collectors Universe, Inc.	76,265
96	Graham Holdings Co. - Class B	57,566
1,139	Grand Canyon Education, Inc. (b)	89,309
4,372	H&R Block, Inc.	135,139
1,275	Hillenbrand, Inc.	46,027
1,592	Houghton Mifflin Harcourt Co. (b)	19,582
4,622	K12, Inc. (b)	82,826

1,747	Liberty Tax, Inc.	22,624
3,331	Regis Corp. (b)	34,209
1,330	Service Corp. International	44,489
2,023	ServiceMaster Global Holdings, Inc. (b)	79,281
751	Sotheby’s Holdings, Inc. - Class A (a)(b)	40,306
1,024	Strayer Education, Inc.	95,457
1,024	Weight Watchers International, Inc. (b)	34,222

		1,466,535

	Diversified Financial Services - 0.20%
707	Encore Capital Group, Inc. (a)(b)	28,386
1,295	Fidelity National Financial, Inc. (b)	20,461
2,175	NewStar Financial, Inc.	22,837
3,683	Tiptree, Inc. - Class A	25,965
831	Voya Financial, Inc.	30,656
634	World Acceptance Corp. (b)	47,493

		175,798

	Diversified Telecommunication Services - 0.36%
1,318	Cogent Communications Holdings, Inc. (a)	52,852
2,154	FairPoint Communications, Inc. (b)	33,710
1,544	General Communication, Inc. - Class A (b)	56,572
2,097	IDT Corp. - Class B	30,134
97	Straight Path Communications, Inc. - Class B (b)	17,426
11,947	Vonage Holdings Corp. (b)	78,133
1,499	Zayo Group Holdings, Inc. (b)	46,319

		315,146

	Electric Utilities - 0.83%
792	ALLETE, Inc. (a)	56,771
477	El Paso Electric Co.	24,661
3,262	Genie Energy Ltd. - Class B	24,856
2,240	Great Plains Energy, Inc.	65,587
1,807	Hawaiian Electric Industries, Inc.	58,511
596	IDACORP, Inc.	50,869
401	MGE Energy, Inc. (a)	25,804
2,112	OGE Energy Corp.	73,476
1,352	Pinnacle West Capital Corp.	115,136
1,116	PNM Resources, Inc. (a)	42,687
1,198	Portland General Electric Co.	54,737
2,012	Spark Energy, Inc. - Class A	37,826
412	Unitil Corp.	19,904
1,307	Westar Energy, Inc.	69,297

		720,122

	Electrical Equipment - 0.64%
1,228	Allied Motion Technologies, Inc.	33,426
401	AZZ, Inc.	22,376
622	Belden, Inc. (a)	46,917
1,737	Brady Corp. - Class A (a)	58,884
422	Encore Wire Corp.	18,019
613	EnerSys	44,412
680	Franklin Electric Co., Inc.	28,152
630	Generac Holdings, Inc. (b)	22,762
370	Hubbell, Inc.	41,873
942	II-VI, Inc. (b)	32,311
2,010	LSI Industries, Inc.	18,191
908	Powell Industries, Inc.	29,047
945	Regal Beloit Corp.	77,065

632	Sensata Technologies Holding NV (b)	26,999
3,090	Vicor Corp. (b)	55,311

		555,745

	Electronic Equipment, Instruments & Components - 2.91%
906	Anixter International, Inc. (b)	70,849
975	Arrow Electronics, Inc. (b)	76,459
473	Avnet, Inc.	18,390
1,544	AVX Corp.	25,229
857	Bel Fuse, Inc. - Class B	21,168
2,294	Benchmark Electronics, Inc. (b)	74,096
3,647	CDW Corp. (a)	228,047
1,303	Cognex Corp.	110,625
263	Coherent, Inc. (a)(b)	59,172
4,939	Control4 Corp. (b)	96,854
3,790	Daktronics, Inc.	36,498
668	Dolby Laboratories, Inc. - Class A	32,705
2,170	Electro Scientific Industries, Inc. (b)	17,881
497	FARO Technologies, Inc. (b)	18,787
4,047	Fitbit, Inc. - Class A (a)(b)	21,489
1,302	FLIR Systems, Inc.	45,127
552	Insight Enterprises, Inc. (b)	22,074
408	IPG Photonics Corp. (b)	59,201
5,515	Iteris, Inc. (b)	34,303
787	Itron, Inc. (b)	53,319
3,651	Jabil, Inc. (a)	106,573
1,312	KEMET Corp. (b)	16,794
3,342	Keysight Technologies, Inc. (b)	130,104
1,936	Kimball Electronics, Inc. (b)	34,945
1,326	Knowles Corp. (a)(b)	22,436
306	Littelfuse, Inc.	50,490
877	Mercury Systems, Inc. (a)(b)	36,913
774	Methode Electronics, Inc.	31,889
460	MTS Systems Corp.	23,828
1,714	Napco Security Technologies, Inc. (b)	16,112
2,468	National Instruments Corp.	99,263
1,468	Novanta, Inc. (b)	52,848
1,500	PC Connection, Inc.	40,590
1,826	PCM, Inc. (b)	34,237
1,135	Plexus Corp. (b)	59,667
8,125	Radisys Corp. (b)	30,550
211	Rogers Corp. (b)	22,919
2,206	Sanmina Corp. (b)	84,049
929	ScanSource, Inc. (b)	37,439
159	SYNNEX Corp.	19,074
843	Tech Data Corp. (b)	85,143
4,142	Trimble, Inc. (a)(b)	147,745
3,500	TTM Technologies, Inc. (a)(b)	60,760
3,404	Vishay Intertechnology, Inc. (a)	56,506
1,132	Zebra Technologies Corp. - Class A (b)	113,789

		2,536,936

	Energy Equipment & Services - 0.42%
3,792	Archrock, Inc.	43,229
3,174	Atwood Oceanics, Inc. (b)	25,868
441	Dril-Quip, Inc. (a)(b)	21,521
6,061	Ensco Plc - Class A	31,275

1,111	Exterran Corp. (b)	29,664
7,378	Noble Corp. Plc	26,708
1,249	Oceaneering International, Inc.	28,527
1,014	Oil States International, Inc. (b)	27,530
1,315	RigNet, Inc. (b)	21,106
3,414	Rowan Cos., Inc. - Class A (b)	34,959
4,723	Transocean, Ltd. - ADR (a)(b)	38,870
1,857	Unit Corp. (a)(b)	34,782

		364,039

	Food & Staples Retailing - 0.88%
532	Casey’s General Stores, Inc.	56,982
2,472	Diplomat Pharmacy, Inc. (b)	36,586
1,433	Ingles Markets, Inc. - Class A	47,719
3,394	Natural Grocers by Vitamin Cottage, Inc. (b)	28,068
2,146	Performance Food Group Co. (b)	58,800
430	PriceSmart, Inc.	37,668
16,387	Rite Aid Corp. (b)	48,342
1,656	SpartanNash Co.	42,990
2,940	Sprouts Farmers Market, Inc. (a)(b)	66,650
13,897	SUPERVALU, Inc. (b)	45,721
2,729	The Chefs’ Warehouse, Inc. (b)	35,477
2,234	United Natural Foods, Inc. (a)(b)	81,988
2,013	US Foods Holding Corp. (b)	54,794
2,428	Village Super Market, Inc. - Class A	62,934
1,200	Weis Markets, Inc.	58,464

		763,183

	Food Products - 1.21%
2,168	Blue Buffalo Pet Products, Inc. (a)(b)	49,452
3,474	Darling International, Inc. (b)	54,681
3,745	Dean Foods Co.	63,665
1,493	Farmer Brothers Co. (b)	45,163
4,477	Flowers Foods, Inc. (a)	77,497
712	Fresh Del Monte Produce, Inc.	36,248
1,758	Freshpet, Inc. (a)(b)	29,183
1,124	Hostess Brands, Inc. (b)	18,097
1,692	Ingredion, Inc.	201,703
389	J&J Snack Foods Corp.	51,375
578	Lamb Weston Holdings, Inc.	25,455
290	Lancaster Colony Corp. (a)	35,560
2,209	Lifeway Foods, Inc. (b)	20,632
1,767	Omega Protein Corp.	31,629
1,216	Pinnacle Foods, Inc.	72,230
568	Post Holdings, Inc. (a)(b)	44,105
525	Sanderson Farms, Inc. (a)	60,716
1,087	Snyder’s-Lance, Inc.	37,632
1,019	The Hain Celestial Group, Inc. (b)	39,558
671	TreeHouse Foods, Inc. (a)(b)	54,814

		1,049,395

	Gas Utilities - 0.57%
905	Atmos Energy Corp.	75,070
750	National Fuel Gas Co. (a)	41,880
1,176	New Jersey Resources Corp.	46,687
303	Northwest Natural Gas Co.	18,135
502	ONE Gas, Inc.	35,045
989	South Jersey Industries, Inc. (a)	33,794

590	Southwest Gas Holdings, Inc.	43,105
451	Spire, Inc.	31,457
2,642	UGI Corp.	127,899
494	WGL Holdings, Inc.	41,215

		494,287

	Health Care Equipment & Supplies - 3.73%
726	Abaxis, Inc.	38,493
845	ABIOMED, Inc. (b)	121,088
1,262	Alere, Inc. (b)	63,340
458	Analogic Corp.	33,274
3,112	AngioDynamics, Inc. (b)	50,446
5,550	Antares Pharma, Inc. (b)	17,871
1,564	AtriCure, Inc. (b)	37,927
67	Atrion Corp. (a)	43,101
2,504	AxoGen, Inc. (b)	41,942
470	Cantel Medical Corp. (a)	36,618
3,459	Cardiovascular Systems, Inc. (b)	111,484
2,300	CryoLife, Inc. (b)	45,885
3,071	Cutera, Inc. (b)	79,539
1,176	DexCom, Inc. (a)(b)	86,024
2,230	Entellus Medical, Inc. (b)	36,929
974	Exactech, Inc. (a)(b)	29,025
599	FONAR Corp. (b)	16,622
2,212	GenMark Diagnostics, Inc. (b)	26,168
1,898	Glaukos Corp. (a)(b)	78,710
2,363	Globus Medical, Inc. - Class A (a)(b)	78,333
1,166	Haemonetics Corp. (b)	46,045
1,628	Halyard Health, Inc. (b)	63,948
1,294	Hill-Rom Holdings, Inc.	103,015
200	ICU Medical, Inc. (b)	34,500
719	Inogen, Inc. (a)(b)	68,607
2,347	Insulet Corp. (a)(b)	120,425
865	Integer Holdings Corp. (b)	37,411
1,002	Integra LifeSciences Holdings Corp. (a)(b)	54,619
1,652	K2M Group Holdings, Inc. (b)	40,243
2,690	Lantheus Holdings, Inc. (b)	47,478
1,427	LeMaitre Vascular, Inc. (a)	44,551
283	LivaNova Plc (b)	17,322
1,329	Masimo Corp. (b)	121,178
2,917	Meridian Bioscience, Inc.	45,943
1,179	Merit Medical Systems, Inc. (a)(b)	44,979
1,166	Natus Medical, Inc. (b)	43,492
391	Neogen Corp. (b)	27,022
1,228	NuVasive, Inc. (a)(b)	94,458
3,356	NxStage Medical, Inc. (b)	84,135
2,097	OraSure Technologies, Inc. (b)	36,194
1,554	Orthofix International NV (b)	72,230
1,754	Oxford Immunotec Global Plc (b)	29,502
654	Penumbra, Inc. (a)(b)	57,389
507	Pulse Biosciences, Inc. (b)	17,507
1,843	ResMed, Inc.	143,514
9,327	RTI Surgical, Inc. (b)	54,563
6,371	STAAR Surgical Co. (b)	68,807
464	STERIS Plc	37,816
1,084	SurModics, Inc. (b)	30,515

2,123	Tactile Systems Technology, Inc. (a)(b)	60,675
433	Teleflex, Inc. (a)	89,960
600	The Cooper Companies, Inc.	143,652
2,123	The Spectranetics Corp. (a)(b)	81,523
273	Utah Medical Products, Inc.	19,765
749	West Pharmaceutical Services, Inc.	70,795
735	Wright Medical Group NV (a)(b)	20,205

		3,246,802

	Health Care Providers & Services - 2.46%
539	Acadia Healthcare Co., Inc. (a)(b)	26,616
2,391	Aceto Corp.	36,941
699	Addus HomeCare Corp. (b)	26,003
516	Almost Family, Inc. (b)	31,811
925	Amedisys, Inc. (b)	58,099
1,448	American Renal Associates Holdings, Inc. (b)	26,860
2,010	AMN Healthcare Services, Inc. (a)(b)	78,490
10,167	BioScrip, Inc. (b)	27,603
2,066	BioTelemetry, Inc. (b)	69,108
3,217	Brookdale Senior Living, Inc. (b)	47,322
489	Chemed Corp. (a)	100,015
1,870	Civitas Solutions, Inc. (b)	32,725
5,067	Community Health Systems, Inc. (b)	50,467
678	CorVel Corp. (b)	32,171
5,826	Cross Country Healthcare, Inc. (b)	75,214
1,864	Envision Healthcare Corp. (a)(b)	116,817
1,020	HealthEquity, Inc. (a)(b)	50,827
1,150	HealthSouth Corp. (a)	55,660
2,244	HMS Holdings Corp. (a)(b)	41,514
4,329	Kindred Healthcare, Inc.	50,433
333	Landauer, Inc.	17,416
1,315	LHC Group, Inc. (b)	89,275
1,025	LifePoint Health, Inc. (a)(b)	68,829
250	Magellan Health Services, Inc. (b)	18,225
1,150	MEDNAX, Inc. (a)(b)	69,425
1,195	Molina Healthcare, Inc. (a)(b)	82,670
1,763	National Research Corp. - Class A	47,425
1,720	Owens & Minor, Inc. (a)	55,367
1,016	Patterson Cos., Inc. (a)	47,701
1,264	PerkinElmer, Inc.	86,129
826	PharMerica Corp. (a)(b)	21,682
507	Premier, Inc. - Class A (b)	18,252
4,506	R1 RCM, Inc. (b)	16,898
5,556	RadNet, Inc. (b)	43,059
1,254	Select Medical Holdings Corp. (b)	19,249
1,273	Surgery Partners, Inc. (b)	28,961
926	Teladoc, Inc. (a)(b)	32,132
1,322	Tivity Health, Inc. (b)	52,682
2,522	Triple-S Management Corp. - Class B (b)	42,647
372	US Physical Therapy, Inc.	22,469
621	VCA, Inc. (b)	57,325
954	WellCare Health Plans, Inc. (b)	171,300

		2,143,814

	Health Care Technology - 0.69%
3,947	Allscripts Healthcare Solutions, Inc. (a)(b)	50,364
769	athenahealth, Inc. (a)(b)	108,083

6,276	Castlight Health, Inc. - Class B (b)	26,045
713	Computer Programs & Systems, Inc. (a)	23,386
605	Cotiviti Holdings, Inc. (a)(b)	22,470
667	Medidata Solutions, Inc. (a)(b)	52,159
869	Omnicell, Inc. (b)	37,454
5,284	Quality Systems, Inc. (a)(b)	90,938
1,387	Simulations Plus, Inc.	17,129
1,787	Veeva Systems, Inc. - Class A (a)(b)	109,561
2,347	Vocera Communications, Inc. (b)	62,008

		599,597

	Hotels, Restaurants & Leisure - 2.37%
4,002	Aramark (a)	164,002
75	Biglari Holdings, Inc. (b)	29,981
243	Bob Evans Farms, Inc.	17,455
693	Boyd Gaming Corp. (a)	17,193
1,253	Brinker International, Inc.	47,739
339	Buffalo Wild Wings, Inc. (b)	42,951
994	Caesars Acquisition Co. - Class A (b)	18,936
3,027	Caesars Entertainment Corp. (a)(b)	36,324
3,135	Callaway Golf Co.	40,065
1,700	Carrols Restaurant Group, Inc. (b)	20,825
3,294	Century Casinos, Inc. (b)	24,277
504	Cheesecake Factory, Inc.	25,351
990	Choice Hotels International, Inc.	63,608
208	Churchill Downs, Inc. (a)	38,126
108	Cracker Barrel Old Country Store, Inc. (a)	18,063
421	Dave & Buster’s Entertainment, Inc. (a)(b)	28,001
1,351	Del Taco Restaurants, Inc. (a)(b)	18,576
3,398	Denny’s Corp. (b)	39,994
977	Domino’s Pizza, Inc.	206,665
853	Dunkin’ Brands Group, Inc. (a)	47,017
885	Extended Stay America, Inc.	17,134
1,139	Fiesta Restaurant Group, Inc. (b)	23,520
1,275	Fogo De Chao, Inc. (b)	17,723
626	Hyatt Hotels Corp. - Class A (b)	35,187
1,114	ILG, Inc. (a)	30,624
2,659	International Game Technology Plc	48,660
628	International Speedway Corp. - Class A	23,581
1,131	Intrawest Resorts Holdings, Inc. (b)	26,850
736	Jack in the Box, Inc.	72,496
1,616	La Quinta Holdings, Inc. (b)	23,868
330	Marriott Vacations Worldwide Corp.	38,858
593	Nathan’s Famous, Inc. (b)	37,359
413	Panera Bread Co. - Class A (b)	129,946
981	Papa John’s International, Inc. (a)	70,397
1,675	Penn National Gaming, Inc. (a)(b)	35,845
1,882	Pinnacle Entertainment, Inc. (a)(b)	37,188
4,980	Potbelly Corp. (b)	57,270
704	RCI Hospitality Holdings, Inc.	16,783
2,500	Ruth’s Hospitality Group, Inc.	54,375
1,966	Scientific Games Corp. (b)	51,313
428	Six Flags Entertainment Corp.	25,513
875	Sonic Corp. (a)	23,179
1,800	Speedway Motorsports, Inc.	32,886
619	Texas Roadhouse, Inc. (a)	31,538

704	The Marcus Corp.	21,261
1,941	The Wendy’s Co.	30,105
356	Vail Resorts, Inc. (a)	72,207
1,103	Wingstop, Inc. (a)	34,083

		2,064,898

	Household Durables - 1.70%
1,736	AV Homes, Inc. (b)	34,807
1,651	Bassett Furniture Industries, Inc.	62,655
1,969	Beazer Homes USA, Inc. (b)	27,015
686	CalAtlantic Group, Inc.	24,250
1,970	Ethan Allen Interiors, Inc.	63,631
1,012	Flexsteel Industries, Inc.	54,759
4,391	GoPro, Inc. - Class A (a)(b)	35,699
2,156	Green Brick Partners, Inc. (b)	24,686
320	Helen of Troy, Ltd. (b)	30,112
676	Hooker Furniture Corp.	27,817
12,219	Hovnanian Enterprises, Inc. (b)	34,213
1,000	Installed Building Products, Inc. (b)	52,950
919	iRobot Corp. (a)(b)	77,325
2,848	KB Home (a)	68,267
2,650	La-Z-Boy, Inc. (a)	86,125
502	Leggett & Platt, Inc.	26,370
2,731	Lifetime Brands, Inc.	49,568
766	M.D.C Holdings, Inc. (a)	27,063
623	M/I Homes, Inc. (b)	17,787
79	NVR, Inc. (b)	190,438
2,306	PulteGroup, Inc. (a)	56,566
728	Taylor Morrison Home Corp. - Class A (b)	17,479
1,180	Tempur Sealy International, Inc. (a)(b)	63,000
1,323	Toll Brothers, Inc.	52,272
623	TopBuild Corp. (a)(b)	33,063
2,777	TRI Pointe Group, Inc. (a)(b)	36,629
1,232	Tupperware Brands Corp.	86,523
2,814	UCP, Inc. - Class A (b)	30,813
400	Universal Electronics, Inc. (b)	26,740
7,538	ZAGG, Inc. (b)	65,204

		1,483,826

	Household Products - 0.44%
1,646	Central Garden & Pet Co. (a)(b)	52,326
1,966	Central Garden & Pet Co. - Class A (b)	59,019
1,640	Energizer Holdings, Inc.	78,753
3,779	HRG Group, Inc. (b)	66,926
539	Oil-Dri Corp. of America	22,644
470	Spectrum Brands Holdings, Inc. (a)	58,769
438	WD-40 Co.	48,333

		386,770

	Independent Power and Renewable Electricity Producers - 0.68%
31,558	Atlantic Power Corp. (b)	75,739
8,760	Calpine Corp. (a)(b)	118,523
10,580	Dynegy, Inc. (b)	87,496
6,436	NRG Energy, Inc. (a)	110,828
4,545	NRG Yield, Inc. - Class A	77,538
4,822	NRG Yield, Inc. - Class C	84,867
595	Ormat Technologies, Inc. (a)	34,915

		589,906

	Industrial Conglomerates - 0.21%
434	Carlisle Companies, Inc. (a)	41,404
2,707	McDermott International, Inc. (b)	19,409
650	Otter Tail Corp.	25,740
534	Raven Industries, Inc. (a)	17,782
9	Seaboard Corp.	35,955
430	Standex International Corp.	39,001

		179,291

	Insurance - 4.03%
193	Alleghany Corp. (b)	114,796
1,252	American Equity Investment Life Holding Co.	32,903
1,811	American Financial Group, Inc.	179,959
290	American National Insurance Co.	33,782
1,119	AMERISAFE, Inc. (a)	63,727
3,604	AmTrust Financial Services, Inc. (a)	54,565
820	Argo Group International Holdings, Ltd.	49,692
4,106	Arthur J. Gallagher & Co.	235,068
971	Aspen Insurance Holdings, Ltd.	48,404
1,615	Assurant, Inc.	167,459
3,600	Assured Guaranty, Ltd.	150,264
1,519	Axis Capital Holdings, Ltd.	98,219
1,201	Blue Capital Reinsurance Holdings, Ltd.	21,978
1,685	Brown & Brown, Inc.	72,573
1,653	CNO Financial Group, Inc.	34,515
4,301	Crawford & Co. - Class B	39,999
1,360	Donegal Group, Inc. - Class A	21,624
985	eHealth, Inc. (b)	18,518
960	EMC Insurance Group, Inc.	26,669
1,373	Employers Holdings, Inc.	58,078
912	Erie Indemnity Co. - Class A	114,064
1,112	Everest Re Group, Ltd.	283,104
2,044	First American Financial Corp.	91,346
458	Global Indemnity Ltd. (b)	17,757
986	HCI Group, Inc. (a)	46,322
725	Health Insurance Innovations, Inc. (b)	17,038
1,421	Heritage Insurance Holdings, Inc.	18,501
574	Horace Mann Educators Corp.	21,697
208	Infinity Property & Casualty Corp.	19,552
153	Investors Title Co.	29,596
600	James River Group Holdings, Ltd.	23,838
1,066	Kingstone Cos., Inc.	16,310
1,690	Maiden Holdings, Ltd. (a)	18,759
101	National Western Life Group, Inc. - Class A	32,282
2,889	Old Republic International Corp.	56,422
1,254	Primerica, Inc.	94,991
590	ProAssurance Corp.	35,872
1,344	Reinsurance Group of America, Inc.	172,556
823	RenaissanceRe Holdings, Ltd.	114,438
391	RLI Corp.	21,356
485	Safety Insurance Group, Inc.	33,126
1,231	Selective Insurance Group, Inc. (a)	61,612
2,027	State National Cos., Inc.	37,256
788	Stewart Information Services Corp. (a)	35,759
236	The Hanover Insurance Group, Inc.	20,917
800	The Navigators Group, Inc.	43,920

1,951	Third Point Reinsurance, Ltd. (b)	27,119
2,517	Torchmark Corp.	192,551
1,750	Universal Insurance Holdings, Inc. (a)	44,100
1,221	Validus Holdings, Ltd.	63,455
2,240	W.R. Berkley Corp. (a)	154,941
30	White Mountains Insurance Group, Ltd. - ADR	26,059

		3,509,408

	Internet & Direct Marketing Retail - 0.89%
5,856	1-800-Flowers.Com, Inc. - Class A (b)	57,096
2,379	Duluth Holdings, Inc. - Class B (a)(b)	43,322
2,261	Etsy, Inc. (b)	33,915
2,443	FTD Cos., Inc. (a)(b)	48,860
14,843	Groupon, Inc. (a)(b)	56,997
1,598	HSN, Inc.	50,976
2,234	Lands’ End, Inc. (a)(b)	33,287
341	Liberty Expedia Holdings, Inc. - Class A (a)(b)	18,421
683	Liberty Ventures - Series A (b)	35,714
1,764	Nutrisystem, Inc. (a)	91,816
2,702	Overstock.com, Inc. (b)	44,043
1,440	PetMed Express, Inc.	58,464
1,775	Shutterfly, Inc. (a)(b)	84,312
1,192	TripAdvisor, Inc. (b)	45,534
974	Wayfair, Inc. - Class A (b)	74,881

		777,638

	Internet Software & Services - 3.53%
1,771	2U, Inc. (a)(b)	83,095
9,165	Aerohive Networks, Inc. (b)	45,825
2,306	Alarm.com Holdings, Inc. (b)	86,775
3,082	Amber Road, Inc. (b)	26,413
4,348	Angie’s List, Inc. (a)(b)	55,611
2,250	Appfolio, Inc. - Class A (b)	73,350
1,853	Apptio, Inc. (b)	32,150
3,991	Bankrate, Inc. (a)(b)	51,284
5,242	Bazaarvoice, Inc. (b)	25,948
3,762	Blucora, Inc. (b)	79,754
3,881	Box, Inc. - Class A (b)	70,789
7,536	Brightcove, Inc. (b)	46,723
470	BroadSoft, Inc. (a)(b)	20,233
5,633	Carbonite, Inc. (b)	122,799
2,726	Care.com, Inc. (b)	41,163
1,057	Cars.com, Inc. (b)	28,148
3,165	ChannelAdvisor Corp. (b)	36,556
705	Cimpress NV (a)(b)	66,644
3,187	CommerceHub, Inc. - Series A (b)	55,518
2,700	CommerceHub, Inc. - Series C (b)	47,088
2,064	Cornerstone OnDemand, Inc. (b)	73,788
262	CoStar Group, Inc. (a)(b)	69,063
23,827	DHI Group, Inc. (b)	67,907
705	Envestnet, Inc. (a)(b)	27,918
3,114	Five9, Inc. (b)	67,013
2,080	Global Sources, Ltd. (b)	41,600
411	GoDaddy, Inc. - Class A (b)	17,435
751	GrubHub, Inc. (a)(b)	32,744
516	GTT Communications, Inc. (b)	16,331
3,380	Hortonworks, Inc. (b)	43,534

2,210	IAC InterActive Corp. (b)	228,160
2,099	Instructure, Inc. (b)	61,920
782	j2 Global, Inc. (a)	66,540
2,185	Leaf Group, Ltd. (b)	17,043
3,918	LivePerson, Inc. (b)	43,098
528	LogMeIn, Inc.	55,176
1,583	Match Group, Inc. (a)(b)	27,513
2,488	MINDBODY, Inc. - Class A (a)(b)	67,674
1,305	New Relic, Inc. (b)	56,128
2,847	NIC, Inc. (a)	53,951
4,857	Pandora Media, Inc. (a)(b)	43,324
959	Q2 Holdings, Inc. (a)(b)	35,435
6,293	QuinStreet, Inc. (b)	26,242
2,478	Quotient Technology, Inc. (b)	28,497
8,889	Rocket Fuel, Inc. (b)	24,445
851	Shutterstock, Inc. (b)	37,512
518	SPS Commerce, Inc. (b)	33,028
441	Stamps.com, Inc. (a)(b)	68,300
6,343	TechTarget, Inc. (b)	65,777
6,052	The Meet Group, Inc. (b)	30,563
4,511	TrueCar, Inc. (b)	89,904
309	Tucows, Inc. (b)	16,531
829	Twilio, Inc. - Class A (a)(b)	24,132
2,058	Web.com Group, Inc. (b)	52,067
560	WebMD Health Corp. (a)(b)	32,844
3,281	Xactly Corp. (b)(c)	51,348
3,451	XO Group, Inc. (b)	60,807
2,977	Yelp, Inc. - Class A (a)(b)	89,370
701	Zillow Group, Inc. - Class C (a)(b)	34,356

		3,074,884

	IT Services - 2.64%
2,658	Acxiom Corp. (b)	69,055
2,160	Blackhawk Network Holdings, Inc. (a)(b)	94,176
2,722	Booz Allen Hamilton Holding Corp. - Class A (a)	88,574
1,296	Broadridge Financial Solutions, Inc.	97,926
762	CACI International, Inc. - Class A (b)	95,288
1,277	Cardtronics Plc - Class A (b)	41,962
1,099	Conduent, Inc. (b)	17,518
3,676	Convergys Corp. (a)	87,415
1,931	CoreLogic, Inc. (a)(b)	83,767
1,294	CSG Systems International, Inc.	52,510
2,124	CSRA, Inc. (a)	67,437
508	DST Systems, Inc.	31,344
530	EPAM Systems, Inc. (b)	44,568
829	Euronet Worldwide, Inc. (b)	72,430
1,520	EVERTEC, Inc.	26,296
629	ExlService Holdings, Inc. (b)	34,960
1,042	Forrester Research, Inc.	40,794
1,196	Gartner, Inc. (b)	147,718
2,355	Genpact, Ltd. (a)	65,540
20,083	Information Services Group, Inc. (b)	82,541
1,482	Leidos Holdings, Inc.	76,604
1,065	ManTech International Corp. - Class A	44,070
1,870	Maximus, Inc. (a)	117,118
2,616	NCI, Inc. - Class A (b)	55,198

3,007	NeuStar, Inc. - Class A (b)	100,283
2,675	Perficient, Inc. (a)(b)	49,862
19,183	Planet Payment, Inc. (a)(b)	63,304
1,162	Science Applications International Corp. (a)	80,666
2,319	Square, Inc. - Class A (a)(b)	54,404
2,831	StarTek, Inc. (b)	34,651
2,298	Syntel, Inc.	38,974
840	TeleTech Holdings, Inc.	34,272
4,361	The Hackett Group, Inc.	67,595
3,200	Travelport Worldwide, Ltd.	44,032
3,754	Unisys Corp. (b)	48,051
1,399	VeriFone Systems, Inc. (a)(b)	25,322
839	Virtusa Corp. (b)	24,667

		2,300,892

	Leisure Products - 0.81%
1,206	Acushnet Holdings Corp.	23,927
1,976	American Outdoor Brands Corp. (b)	43,788
1,644	Brunswick Corp.	103,128
1,326	Johnson Outdoors, Inc. - Class A	63,927
970	Malibu Boats, Inc. - Class A (b)	25,094
2,523	Marine Products Corp.	39,384
4,608	MCBC Holdings, Inc. (b)	90,086
2,548	Nautilus, Inc. (b)	48,794
1,018	Polaris Industries, Inc. (a)	93,890
907	Pool Corp. (a)	106,636
685	Sturm, Ruger & Company, Inc. (a)	42,573
911	Vista Outdoor, Inc. (b)	20,507

		701,734

	Life Sciences Tools & Services - 0.97%
261	Bio-Rad Laboratories, Inc. - Class A (b)	59,067
1,749	Bruker Corp.	50,441
335	Cambrex Corp. (a)(b)	20,016
702	Charles River Laboratories International, Inc. (b)	71,007
14,998	Enzo Biochem, Inc. (b)	165,578
795	INC Research Holdings, Inc. - Class A (b)	46,508
3,016	Luminex Corp.	63,698
1,958	Medpace Holdings, Inc. (b)	56,782
1,765	NanoString Technologies, Inc. (b)	29,193
1,176	PAREXEL International Corp. (b)	102,206
296	PRA Health Sciences, Inc. (b)	22,203
2,543	QIAGEN NV	85,273
2,218	VWR Corp. (b)	73,216

		845,188

	Machinery - 3.38%
959	AGCO Corp.	64,627
335	Alamo Group, Inc.	30,421
2,211	Allison Transmission Holdings, Inc.	82,935
981	Altra Industrial Motion Corp. (a)	39,044
602	Badger Meter, Inc.	23,990
1,013	Barnes Group, Inc. (a)	59,291
1,653	Blue Bird Corp. (a)(b)	28,101
1,326	Chart Industries, Inc. (b)	46,052
1,721	Colfax Corp. (a)(b)	67,756
1,434	Columbus McKinnon Corp.	36,452
569	Crane Co.	45,167

2,142	Donaldson Co., Inc. (a)	97,547
840	Douglas Dynamics, Inc.	27,636
372	EnPro Industries, Inc.	26,550
514	ESCO Technologies, Inc.	30,660
1,340	FreightCar America, Inc. (a)	23,303
1,096	Gencor Industries, Inc. (b)	17,755
800	Global Brass & Copper Holdings, Inc.	24,440
1,010	Gorman Rupp Co.	25,725
1,084	Graco, Inc.	118,459
1,983	Hardinge, Inc.	24,629
2,353	Harsco Corp. (b)	37,883
832	IDEX Corp. (a)	94,024
542	ITT, Inc.	21,778
792	John Bean Technologies Corp. (a)	77,616
505	Kadant, Inc.	37,976
802	Kennametal, Inc.	30,011
1,574	Lincoln Electric Holdings, Inc. (a)	144,950
506	Lydall, Inc. (b)	26,160
1,696	Meritor, Inc. (b)	28,171
1,550	Mueller Water Products, Inc. - Class A	18,104
570	NACCO Industries, Inc. - Class A	40,384
972	Navistar International Corp. (b)	25,496
903	NN, Inc.	24,787
1,234	Nordson Corp.	149,709
974	Omega Flex, Inc.	62,726
1,634	Oshkosh Corp.	112,550
780	Park-Ohio Holdings Corp.	29,718
395	Proto Labs, Inc. (b)	26,564
253	RBC Bearings, Inc. (a)(b)	25,745
1,024	Rexnord Corp. (b)	23,808
773	Snap-on, Inc. (a)	122,134
2,057	Spartan Motors, Inc.	18,204
766	SPX Corp. (b)	19,273
3,249	Supreme Industries, Inc. - Class A	53,446
965	Tennant Co.	71,217
1,371	Terex Corp. (a)	51,412
568	The Eastern Co.	17,068
1,133	The Greenbrier Companies, Inc.	52,401
339	The Middleby Corp. (a)(b)	41,192
1,360	The Timken Co.	62,900
1,672	Titan International, Inc.	20,081
2,323	Toro Co.	160,961
1,320	TriMas Corp. (a)(b)	27,522
2,504	Trinity Industries, Inc.	70,187
118	Valmont Industries, Inc.	17,653
2,276	Wabash National Corp. (a)	50,026
214	Wabtec Corp. (a)	19,581
1,266	Welbilt, Inc. (b)	23,864
1,180	Xylem, Inc.	65,407

		2,943,229

	Marine - 0.06%
3,250	Costamare, Inc. (a)	23,758
457	Kirby Corp. (a)(b)	30,550

		54,308

	Media - 1.18%
361	AMC Networks, Inc. - Class A (a)(b)	19,281
2,455	Ascent Capital Group, Inc. - Class A (b)	37,709
85	Cable One, Inc.	60,426
4,264	Central European Media Enterprises Ltd. - Class A (b)	17,056
818	Cinemark Holdings, Inc.	31,779
1,758	Entercom Communications Corp. - Class A (a)	18,195
3,330	Gannett Co., Inc.	29,038
1,388	Gray Television, Inc. (a)(b)	19,016
1,017	John Wiley & Sons, Inc. - Class A	53,647
732	Liberty Media Corp. (b)	17,546
758	Liberty Media Group - Class A (b)	26,553
1,056	Liberty Media Group - Class C (b)	38,671
866	Lions Gate Entertainment Corp. - Class A (b)	24,438
943	Lions Gate Entertainment Corp. - Class B (b)	24,782
1,644	Live Nation Entertainment, Inc. (b)	57,293
978	Meredith Corp. (a)	58,142
2,151	MSG Networks, Inc. - Class A (b)	48,290
3,120	New Media Investment Group, Inc.	42,058
2,516	Salem Media Group, Inc.	17,864
1,266	Scholastic Corp. (a)	55,185
1,152	Sinclair Broadcast Group, Inc. - Class A (a)	37,901
2,242	TEGNA, Inc.	32,307
1,330	The E.W. Scripps Co. - Class A (b)	23,687
2,676	The Interpublic Group of Companies, Inc. (a)	65,830
116	The Madison Square Garden Co. - Class A (b)	22,840
1,910	The New York Times Co. - Class A	33,807
2,832	Time, Inc.	40,639
2,294	Townsquare Media, Inc. - Class A (b)	23,490
1,709	tronc, Inc. (b)	22,029
1,578	World Wrestling Entertainment, Inc. - Class A	32,144

		1,031,643

	Metals & Mining - 1.03%
5,725	AK Steel Holding Corp. (a)(b)	37,613
561	Alcoa Corp. (b)	18,317
1,134	Carpenter Technology Corp. (a)	42,446
1,224	Century Aluminum Co. (b)	19,070
5,944	Cliffs Natural Resources, Inc. (b)	41,132
3,610	Coeur Mining, Inc. (b)	30,974
3,195	Ferroglobe Representation & Warranty Insurance Trust (b)(d)	0
1,200	Gibraltar Industries, Inc. (b)	42,780
6,957	Gold Resource Corp. (a)	28,384
768	Handy & Harman Ltd. (b)	24,115
6,752	Hecla Mining Co.	34,435
1,069	Materion Corp.	39,981
1,182	Olympic Steel, Inc.	23,025
1,726	Reliance Steel & Aluminum Co.	125,670
606	Royal Gold, Inc.	47,371
2,843	Ryerson Holding Corp. (b)	28,146
904	Schnitzer Steel Industries, Inc. - Class A	22,781
3,615	Steel Dynamics, Inc.	129,453
5,282	SunCoke Energy, Inc. (a)(b)	57,574
3,224	United States Steel Corp. (a)	71,379
709	Worthington Industries, Inc.	35,606

		900,252

	Multiline Retail - 0.69%
1,638	Big Lots, Inc. (a)	79,116
1,881	Burlington Stores, Inc. (a)(b)	173,033
1,071	Dillard’s, Inc. - Class A (a)	61,786
3,163	Fred’s, Inc. - Class A (a)	29,195
6,902	J.C. Penney Co., Inc. (a)(b)	32,094
2,231	Kohl’s Corp.	86,273
1,492	Nordstrom, Inc.	71,362
969	Ollie’s Bargain Outlet Holdings, Inc. (b)	41,279
2,983	Sears Holdings Corp. (b)	26,429

		600,567

	Multi-Utilities - 0.39%
2,243	Alliant Energy Corp.	90,101
944	Avista Corp.	40,082
458	Black Hills Corp.	30,901
3,474	MDU Resources Group, Inc.	91,019
607	NorthWestern Corp.	37,039
835	Vectren Corp.	48,798

		337,940

	Oil, Gas & Consumable Fuels - 0.81%
11,396	Abraxas Petroleum Corp. (b)	18,462
601	Adams Resources & Energy, Inc.	24,689
1,180	Centennial Resource Development, Inc. (b)	18,668
4,238	Chesapeake Energy Corp. (a)(b)	21,063
8,983	Clean Energy Fuels Corp. (b)	22,817
4,953	Cloud Peak Energy, Inc. (b)	17,484
3,097	CONSOL Energy, Inc. (b)	46,269
1,967	Delek U.S. Holdings, Inc.	52,007
3,191	Dorian LPG, Ltd. (a)(b)	26,102
2,830	Evolution Petroleum Corp.	22,923
824	Golar LNG, Ltd.	18,334
963	Green Plains, Inc.	19,790
2,294	Hallador Energy Co.	17,824
1,200	HollyFrontier Corp.	32,964
17,898	Navios Maritime Acquisition Corp.	26,310
7,211	Overseas Shipholding Group, Inc. - Class A (b)	19,181
3,471	Pacific Ethanol, Inc. (b)	21,694
1,222	PBF Energy, Inc. - Class A (a)	27,202
750	Peabody Energy Corp. (b)	18,338
1,700	Renewable Energy Group, Inc. (b)	22,015
607	Resolute Energy Corp. (b)	18,070
1,816	Targa Resources Corp.	82,083
15,243	Teekay Tankers Ltd. - Class A	28,657
1,733	Tellurian, Inc. (b)	17,382
3,214	Whiting Petroleum Corp. (b)	17,709
1,111	World Fuel Services Corp. (a)	42,718

		700,755

	Paper & Forest Products - 0.21%
717	Boise Cascade Co. (b)	21,797
911	Domtar Corp. (a)	35,001
2,625	KapStone Paper and Packaging Corp.	54,154
2,194	Louisiana-Pacific Corp. (b)	52,897
605	Schweitzer-Mauduit International, Inc.	22,524

		186,373

	Personal Products - 0.67%
325	Edgewell Personal Care Co. (b)	24,706

1,006	Herbalife, Ltd. (a)(b)	71,758
820	Inter Parfums, Inc.	30,053
1,596	Medifast, Inc.	66,186
2,259	Natural Health Trends Corp.	62,913
4,223	Nature’s Sunshine Products, Inc.	55,955
2,283	Nu Skin Enterprises, Inc. - Class A (a)	143,464
983	Nutraceutical International Corp.	40,942
1,118	Revlon, Inc. - Class A (b)	26,497
929	USANA Health Sciences, Inc. (b)	59,549

		582,023

	Pharmaceuticals - 1.32%
845	Aclaris Therapeutics, Inc. (a)(b)	22,916
595	Aerie Pharmaceuticals, Inc. (b)	31,267
1,056	Akorn, Inc. (b)	35,418
1,617	Amphastar Pharmaceuticals, Inc. (b)	28,880
837	Assembly Biosciences, Inc. (b)	17,284
821	Catalent, Inc. (b)	28,817
5,020	Corcept Therapeutics, Inc. (a)(b)	59,236
4,935	Depomed, Inc. (b)	53,002
7,404	Endo International Plc (b)	82,703
709	Heska Corp. (a)(b)	72,368
6,907	Horizon Pharma Plc (b)	81,986
1,110	Impax Laboratories, Inc. (b)	17,871
2,243	Intersect ENT, Inc. (b)	62,692
3,599	Lannett Co., Inc. (a)(b)	73,420
1,865	Mallinckrodt Plc (b)	83,571
372	Pacira Pharmaceuticals, Inc. (b)	17,744
1,300	Phibro Animal Health Corp. - Class A	48,165
1,739	Prestige Brands Holdings, Inc. (b)	91,836
9,525	SciClone Pharmaceuticals, Inc. (b)	104,775
2,616	Sucampo Pharmaceuticals, Inc. - Class A (b)	27,468
1,908	Supernus Pharmaceuticals, Inc. (b)	82,235
699	Theravance Biopharma, Inc. (b)	27,848

		1,151,502

	Professional Services - 1.52%
5,746	Acacia Research Corp. (b)	23,559
1,417	BG Staffing, Inc.	24,627
2,929	CBIZ, Inc. (b)	43,935
816	CRA International, Inc.	29,637
2,379	Franklin Covey Co. (b)	45,915
1,438	FTI Consulting, Inc. (b)	50,272
954	GP Strategies Corp. (b)	25,186
1,155	Heidrick & Struggles International, Inc.	25,121
3,540	Hill International, Inc. (b)	18,408
518	Huron Consulting Group, Inc. (b)	22,378
1,202	ICF International, Inc. (b)	56,614
696	Insperity, Inc.	49,416
1,421	Kelly Services, Inc. - Class A	31,901
2,701	Kforce, Inc.	52,940
507	Korn/Ferry International	17,507
1,750	ManpowerGroup, Inc.	195,387
1,730	Mistras Group, Inc. (b)	38,008
1,639	Navigant Consulting, Inc. (a)(b)	32,387
1,176	On Assignment, Inc. (b)	63,680
3,293	Resources Connection, Inc.	45,114

3,652	Robert Half International, Inc.	175,040
2,322	RPX Corp. (b)	32,392
342	The Advisory Board Co. (b)	17,613
533	The Dun & Bradstreet Corp.	57,644
811	TriNet Group, Inc. (b)	26,552
2,728	TrueBlue, Inc. (b)	72,292
405	VSE Corp.	18,217
1,145	Willdan Group, Inc. (b)	34,980

		1,326,722

	Real Estate Management & Development - 0.88%
4,096	Altisource Portfolio Solutions SA (a)(b)	89,375
1,022	Community Healthcare Trust, Inc.	26,153
3,987	Forestar Group, Inc. (b)	68,377
4,804	Impac Mortgage Holdings, Inc. (b)	72,685
765	Jones Lang LaSalle, Inc. (a)	95,625
4,118	Marcus & Millichap, Inc. (b)	108,550
2,480	Maui Land & Pineapple Co, Inc. (b)	50,344
1,472	RE/MAX Holdings, Inc. - Class A	82,506
2,763	Realogy Holdings Corp.	89,659
1,154	Sutherland Asset Management Corp.	17,137
1,416	The RMR Group, Inc. - Class A	68,888

		769,299

	Road & Rail - 0.51%
1,825	ArcBest Corp.	37,595
1,229	Avis Budget Group, Inc. (a)(b)	33,515
622	Genesee & Wyoming, Inc. - Class A (b)	42,538
798	Knight Transportation, Inc. (a)	29,566
1,209	Landstar System, Inc.	103,490
729	Old Dominion Freight Line, Inc. (a)	69,430
5,356	Roadrunner Transportation Systems, Inc. (b)	38,938
252	Ryder System, Inc.	18,139
552	Saia, Inc. (b)	28,318
1,476	Swift Transportation Co. (a)(b)	39,114

		440,643

	Semiconductors & Semiconductor Equipment - 2.73%
1,065	Advanced Energy Industries, Inc. (b)	68,895
14,039	Advanced Micro Devices, Inc. (a)(b)	175,207
860	Ambarella, Inc. (a)(b)	41,753
3,987	Amkor Technology, Inc. (a)(b)	38,953
1,103	Axcelis Technologies, Inc. (b)	23,108
2,609	AXT, Inc. (b)	16,567
1,340	Brooks Automation, Inc.	29,065
497	Cabot Microelectronics Corp.	36,693
581	Cavium, Inc. (a)(b)	36,098
409	CEVA, Inc. (b)	18,589
2,201	Cirrus Logic, Inc. (a)(b)	138,047
2,614	Cree, Inc. (b)	64,435
744	CyberOptics Corp. (b)	15,364
2,543	Cypress Semiconductor Corp. (a)	34,712
1,645	Diodes, Inc. (b)	39,529
3,216	DSP Group, Inc. (b)	37,306
3,075	Entegris, Inc. (b)	67,496
1,335	First Solar, Inc. (a)(b)	53,240
1,166	Ichor Holdings, Ltd. (b)	23,507
394	Impinj, Inc. (a)(b)	19,168

1,426	Integrated Device Technology, Inc. (b)	36,777
1,989	IXYS Corp. (b)	32,719
290	MACOM Technology Solutions Holdings, Inc. (b)	16,173
3,675	Marvell Technology Group, Ltd. - ADR	60,711
3,862	MaxLinear, Inc. - Class A (a)(b)	107,711
1,685	Microsemi Corp. (a)(b)	78,858
939	MKS Instruments, Inc.	63,195
832	Monolithic Power Systems, Inc. (a)	80,205
1,625	Nanometrics, Inc. (b)	41,096
322	NVE Corp.	24,794
8,512	ON Semiconductor Corp. (b)	119,508
1,203	PDF Solutions, Inc. (b)	19,789
5,223	Photronics, Inc. (a)(b)	49,096
9,319	Pixelworks, Inc. (b)	42,774
755	Power Integrations, Inc.	55,039
3,807	Rambus, Inc. (b)	43,514
2,535	Rudolph Technologies, Inc. (a)(b)	57,925
1,011	Semtech Corp. (b)	36,143
5,401	Sigma Designs, Inc. (b)	31,596
602	Silicon Laboratories, Inc. (a)(b)	41,147
6,974	Teradyne, Inc.	209,429
1,361	Ultra Clean Holdings, Inc. (b)	25,519
846	Veeco Instruments, Inc. (b)	23,561
1,605	Versum Materials, Inc.	52,162
2,834	Xcerra Corp. (b)	27,688
876	Xperi Corp.	26,105

		2,380,966

	Software - 4.10%
2,957	8x8, Inc. (b)	43,024
6,491	A10 Networks, Inc. (b)	54,784
765	ACI Worldwide, Inc. (a)(b)	17,113
2,464	Agilysys, Inc. (b)	24,936
3,332	American Software, Inc. - Class A (a)	34,286
1,108	ANSYS, Inc. (a)(b)	134,821
2,287	Aspen Technology, Inc. (b)	126,380
861	Atlassian Corp. Plc - Class A (a)(b)	30,290
1,283	Barracuda Networks, Inc. (a)(b)	29,586
926	Blackbaud, Inc. (a)	79,404
5,653	Cadence Design System, Inc. (b)	189,319
813	Callidus Software, Inc. (a)(b)	19,675
1,064	CommVault Systems, Inc. (b)	60,063
327	Ebix, Inc.	17,625
448	Ellie Mae, Inc. (a)(b)	49,240
5,192	EnerNOC, Inc. (b)	40,238
644	ePlus, Inc. (b)	47,720
930	Everbridge, Inc. (a)(b)	22,655
2,928	Exa Corp. (b)	40,406
435	Fair Isaac Corp. (a)	60,643
2,007	Fortinet, Inc. (b)	75,142
1,343	Gigamon, Inc. (a)(b)	52,847
6,784	Guidance Software, Inc. (b)	44,842
275	Guidewire Software, Inc. (a)(b)	18,895
1,380	HubSpot, Inc. (a)(b)	90,735
746	Imperva, Inc. (b)	35,696
1,336	Jack Henry & Associates, Inc. (a)	138,770

2,260	Manhattan Associates, Inc. (a)(b)	108,616
265	MicroStrategy, Inc. - Class A (b)	50,792
9,489	Mitek Systems, Inc. (b)	79,708
9,613	MobileIron, Inc. (b)	58,159
1,405	Model N, Inc. (b)	18,686
3,512	Nuance Communications, Inc. (a)(b)	61,144
465	Paycom Software, Inc. (a)(b)	31,811
1,362	Pegasystems, Inc. (a)	79,473
2,176	Progress Software Corp.	67,217
637	Proofpoint, Inc. (a)(b)	55,311
1,164	PROS Holdings, Inc. (b)	31,882
1,711	PTC, Inc. (b)	94,310
1,427	QAD, Inc. - Class A	45,735
490	Qualys, Inc. (a)(b)	19,992
1,767	Rapid7, Inc. (a)(b)	29,739
5,477	RealNetworks, Inc. (b)	23,715
1,613	RealPage, Inc. (b)	57,987
2,258	RingCentral, Inc. - Class A (b)	82,530
4,632	Rosetta Stone, Inc. (b)	49,933
2,257	Silver Spring Networks, Inc. (b)	25,459
2,574	Splunk, Inc. (a)(b)	146,435
1,904	SS&C Technologies Holdings, Inc.	73,133
2,304	Synchronoss Technologies, Inc. (b)	37,901
851	Tableau Software, Inc. - Class A (b)	52,141
948	Take-Two Interactive Software, Inc. (a)(b)	69,564
2,698	Telenav, Inc. (b)	21,854
11,479	The Rubicon Project, Inc. (b)	59,002
81	The Ultimate Software Group, Inc. (a)(b)	17,015
2,824	TiVo Corp.	52,668
305	Tyler Technologies, Inc. (a)(b)	53,579
784	Upland Software, Inc. (b)	17,240
1,724	Varonis Systems, Inc. (b)	64,133
2,018	VASCO Data Security International, Inc. (a)(b)	28,958
1,124	Verint Systems, Inc. (a)(b)	45,747
3,413	Workiva, Inc. (b)	65,018
1,665	Zendesk, Inc. (a)(b)	46,254
8,909	Zix Corp. (a)(b)	50,692
5,084	Zynga, Inc. - Class A (b)	18,506

		3,571,174

	Specialty Retail - 4.18%
3,096	Aaron’s, Inc.	120,434
6,753	Abercrombie & Fitch Co. - Class A (a)	84,007
6,045	American Eagle Outfitters, Inc. (a)	72,842
1,110	America’s Car-Mart, Inc. (b)	43,179
600	Asbury Automotive Group, Inc. (b)	33,930
20,432	Ascena Retail Group, Inc. (a)(b)	43,929
617	AutoNation, Inc. (a)(b)	26,013
1,870	Barnes & Noble Education, Inc. (a)(b)	19,878
4,376	Barnes & Noble, Inc.	33,258
2,324	Bed Bath & Beyond, Inc.	70,650
5,219	Big 5 Sporting Goods Corp. (a)	68,108
3,565	Build-A-Bear Workshop, Inc. (b)	37,254
586	Cabela’s, Inc. (b)	34,820
2,475	Caleres, Inc.	68,756
1,204	Camping World Holdings, Inc. - Class A	37,143

1,121	Carvana Co. (b)	22,947
5,859	Chico’s FAS, Inc.	55,192
2,747	Citi Trends, Inc.	58,291
1,527	Conn’s, Inc. (b)	29,166
2,598	Dick’s Sporting Goods, Inc. (a)	103,478
2,624	DSW, Inc. - Class A	46,445
6,613	Express, Inc. (b)	44,638
1,152	Five Below, Inc. (a)(b)	56,874
397	Floor & Decor Holdings, Inc. (b)	15,586
3,209	Foot Locker, Inc.	158,140
5,734	Francesca’s Holdings Corp. (a)(b)	62,730
3,138	GameStop Corp. - Class A (a)	67,812
1,345	Genesco, Inc. (b)	45,596
2,347	GNC Holdings, Inc. - Class A (a)	19,785
351	Group 1 Automotive, Inc. (a)	22,225
2,447	Guess?, Inc.	31,273
2,623	Haverty Furniture Cos., Inc.	65,837
2,371	Hibbett Sports, Inc. (a)(b)	49,198
1,778	J. Jill, Inc. (b)	21,852
5,168	Kirkland’s, Inc. (b)	53,127
193	Lithia Motors, Inc. - Class A (a)	18,186
1,779	Lumber Liquidators Holdings, Inc. (a)(b)	44,582
1,239	MarineMax, Inc. (b)	24,222
644	Monro Muffler Brake, Inc. (a)	26,887
645	Murphy USA, Inc. (b)	47,801
15,117	Office Depot, Inc.	85,260
570	Penske Automotive Group, Inc.	25,029
16,191	Pier 1 Imports, Inc.	84,031
6,505	Rent-A-Center, Inc. (a)	76,239
398	REX American Resources Corp. (a)(b)	38,431
647	RH (a)(b)	41,744
3,794	Sally Beauty Holdings, Inc. (a)(b)	76,829
1,925	Select Comfort Corp. (b)	68,318
2,300	Shoe Carnival, Inc.	48,024
580	Signet Jewelers Ltd.	36,679
1,189	Sonic Automotive, Inc. - Class A (a)	23,126
8,771	Sportsman’s Warehouse Holdings, Inc. (a)(b)	47,363
13,415	Staples, Inc.	135,089
2,460	Systemax, Inc.	46,248
4,743	Tailored Brands, Inc. (a)	52,932
2,515	The Buckle, Inc. (a)	44,767
1,241	The Cato Corp. - Class A	21,829
694	The Children’s Place, Inc.	70,857
9,664	The Container Store Group, Inc. (b)	57,211
3,963	The Finish Line, Inc. - Class A	56,156
2,846	The Michaels Cos., Inc. (a)(b)	52,708
2,428	Tile Shop Holdings, Inc.	50,138
7,161	Tilly’s, Inc. - Class A	72,684
3,525	Urban Outfitters, Inc. (a)(b)	65,354
3,542	Vitamin Shoppe, Inc. (b)	41,264
3,650	West Marine, Inc.	46,903
1,770	Williams Sonoma, Inc. (a)	85,845
463	Winmark Corp.	59,704
3,723	Zumiez, Inc. (b)	45,979

		3,642,812

	Technology Hardware, Storage & Peripherals - 0.62%
2,305	3D Systems Corp. (a)(b)	43,103
7,790	Avid Technology, Inc. (b)	40,975
608	Electronics for Imaging, Inc. (a)(b)	28,807
1,457	Intevac, Inc. (b)	16,173
2,310	NCR Corp. (a)(b)	94,340
2,792	Pure Storage, Inc. - Class A (b)	35,766
6,965	Quantum Corp. (b)	54,397
1,780	Synaptics, Inc. (a)(b)	92,044
4,548	Teradata Corp. (a)(b)	134,121

		539,726

	Textiles, Apparel & Luxury Goods - 1.51%
915	Carter’s, Inc. (a)	81,389
935	Columbia Sportswear Co.	54,286
7,958	Crocs, Inc. (b)	61,356
558	Culp, Inc.	18,135
1,119	Deckers Outdoor Corp. (b)	76,383
4,522	Fossil Group, Inc. (a)(b)	46,803
1,914	G-III Apparel Group, Ltd. (a)(b)	47,754
3,491	Kate Spade & Co. (b)	64,549
2,431	lululemon athletica, Inc. (b)	145,058
2,192	Michael Kors Holdings Ltd. (b)	79,460
2,013	Movado Group, Inc. (a)	50,828
980	Oxford Industries, Inc.	61,240
2,256	Perry Ellis International, Inc. (a)(b)	43,902
959	Ralph Lauren Corp.	70,774
3,683	Skechers U.S.A., Inc. - Class A (a)(b)	108,649
1,542	Steven Madden, Ltd. (a)(b)	61,603
1,066	Superior Uniform Group, Inc.	23,825
249	UniFirst Corp.	35,034
7,991	Vera Bradley, Inc. (b)	78,152
1,016	Weyco Group, Inc.	28,326
2,839	Wolverine World Wide, Inc.	79,520

		1,317,026

	Thrifts & Mortgage Finance - 1.43%
1,932	Bank Mutual Corp.	17,678
1,016	Berkshire Hills Bancorp, Inc.	35,712
3,256	BofI Holding, Inc. (a)(b)	77,232
1,258	Brookline Bancorp, Inc.	18,367
778	BSB Bancorp, Inc. (b)	22,756
1,168	Charter Financial Corp.	21,024
747	Entegra Financial Corp. (b)	16,994
855	Federal Agricultural Mortgage Corp. - Class C	55,318
534	First Defiance Financial Corp.	28,131
843	Flagstar Bancorp, Inc. (a)(b)	25,981
1,450	Flushing Financial Corp. (a)	40,876
271	Hingham Institution for Savings	49,303
503	Home Bancorp, Inc.	21,388
953	HomeStreet, Inc. (a)(b)	26,374
239	LendingTree, Inc. (a)(b)	41,156
728	Malvern Bancorp, Inc. (b)	17,436
1,934	Meridian Bancorp, Inc. (a)	32,685
272	Meta Financial Group, Inc.	24,208
1,828	New York Community Bancorp, Inc.	24,002
4,275	NMI Holdings, Inc. - Class A (b)	48,949

1,513	Northwest Bancshares, Inc.	23,618
937	OceanFirst Financial Corp.	25,411
6,244	Ocwen Financial Corp. (b)	16,796
1,900	PennyMac Financial Services, Inc. - Class A (b)	31,730
4,484	People’s United Financial, Inc.	79,187
1,138	Provident Financial Services, Inc.	28,882
4,463	Radian Group, Inc.	72,970
1,602	SI Financial Group, Inc.	25,792
872	Southern Missouri Bancorp, Inc.	28,131
736	Timberland Bancorp, Inc.	18,599
4,174	TrustCo Bank Corp.	32,349
2,149	United Financial Bancorp, Inc. (a)	35,867
1,601	Walker & Dunlop, Inc. (a)(b)	78,177
1,653	Washington Federal, Inc. (a)	54,880
1,242	Waterstone Financial, Inc.	23,412
2,203	Western New England Bancorp, Inc.	22,360

		1,243,731

	Tobacco - 0.10%
722	Universal Corp. (a)	46,713
2,069	Vector Group, Ltd.	44,111

		90,824

	Trading Companies & Distributors - 1.68%
642	Air Lease Corp. (a)	23,985
1,445	Applied Industrial Technologies, Inc.	85,327
1,439	Beacon Roofing Supply, Inc. (a)(b)	70,511
2,727	BMC Stock Holdings, Inc. (a)(b)	59,585
1,771	DXP Enterprises, Inc. (b)	61,100
563	EnviroStar, Inc.	15,229
401	GATX Corp. (a)	25,772
1,067	GMS, Inc. (b)	29,983
1,318	H&E Equipment Services, Inc.	26,900
4,253	HD Supply Holdings, Inc. (b)	130,269
3,828	Huttig Building Products, Inc. (b)	26,834
2,442	Lawson Products, Inc. (b)	54,090
1,413	MRC Global, Inc. (a)(b)	23,343
1,072	MSC Industrial Direct Co., Inc. - Class A	92,149
2,918	Neff Corp. - Class A (b)	55,442
2,038	NOW, Inc. (a)(b)	32,771
1,696	Rush Enterprises, Inc. - Class A (b)	63,057
1,390	Rush Enterprises, Inc. - Class B (b)	50,610
1,150	SiteOne Landscape Supply, Inc. (a)(b)	59,869
2,423	Titan Machinery, Inc. (a)(b)	43,566
614	Triton International Ltd.	20,532
1,250	United Rentals, Inc. (a)(b)	140,888
1,457	Univar, Inc. (b)	42,545
1,039	Veritiv Corp. (b)	46,755
827	Watsco, Inc. - Class A (a)	127,524
874	WESCO International, Inc. (b)	50,080

		1,458,716

	Transportation Infrastructure - 0.07%
734	Macquarie Infrastructure Corp.	57,546

	Water Utilities - 0.09%
1,290	Cadiz, Inc. (b)	17,415
3,544	Consolidated Water Co., Ltd. - Ordinary Shares	43,946
357	SJW Group	17,557

		78,918

	Wireless Telecommunication Services - 0.09%
1,330	Boingo Wireless, Inc. (b)	19,897
1,121	Spok Holdings, Inc.	19,841
1,361	Telephone & Data Systems, Inc. (a)	37,768

		77,506

	Total Common Stocks (Cost $61,469,555)	77,788,123

	INVESTMENT COMPANIES - 2.95%
	Exchange Traded Funds - 2.95%
25,091	Vanguard Extended Market ETF (a)	2,566,558

	Total Investment Companies (Cost $2,259,614)	2,566,558

	REAL ESTATE INVESTMENT TRUSTS - 6.83%
	Real Estate Investment Trusts - 6.83%
2,633	AG Mortgage Investment Trust, Inc.	48,184
6,864	AGNC Investment Corp. (a)	146,135
787	Alexandria Real Estate Equities, Inc.	94,810
1,319	Altisource Residential Corp.	17,068
594	American Campus Communities, Inc. (a)	28,096
4,513	American Homes 4 Rent - Class A (a)	101,858
4,405	Anworth Mortgage Asset Corp.	26,474
947	Apartment Investment & Management Co. - Class A (a)	40,693
2,521	Apollo Commercial Real Estate Finance, Inc.	46,765
1,267	Apple Hospitality REIT, Inc.	23,706
1,864	Ares Commercial Real Estate Corp.	24,400
2,759	Armada Hoffler Properties, Inc.	35,729
1,640	ARMOUR Residential REIT, Inc.	41,000
5,271	Ashford Hospitality Prime, Inc.	54,239
8,510	Ashford Hospitality Trust, Inc.	51,741
2,475	Brandywine Realty Trust	43,387
1,129	Camden Property Trust	96,541
2,795	Capstead Mortgage Corp.	29,152
995	Care Capital Properties, Inc.	26,566
1,500	CareTrust REIT, Inc. (a)	27,810
8,309	CBL & Associates Properties, Inc. (a)	70,045
6,946	Cedar Shopping Centers, Inc.	33,688
2,254	Chatham Lodging Trust (a)	45,283
1,839	Cherry Hill Mortgage Investment Corp.	33,966
2,362	Chesapeake Lodging Trust (a)	57,798
7,441	Chimera Investment Corp.	138,626
7,662	Colony NorthStar, Inc. - Class A (a)	107,958
1,241	Colony Starwood Homes (a)	42,579
1,103	Columbia Property Trust, Inc. (a)	24,685
1,085	CoreCivic, Inc.	29,924
612	CorEnergy Infrastructure Trust, Inc.	20,557
303	CoreSite Realty Corp.	31,370
1,170	Corporate Office Properties Trust	40,985
2,043	Cousins Properties, Inc. (a)	17,958
523	CyrusOne, Inc. (a)	29,157
2,104	CYS Investments, Inc. (a)	17,695
821	DCT Industrial Trust, Inc. (a)	43,874
4,795	DDR Corp.	43,491
6,578	DiamondRock Hospitality Co. (a)	72,029
1,248	Douglas Emmett, Inc.	47,686

3,105	Duke Realty Corp.	86,785
709	DuPont Fabros Technology, Inc.	43,362
5,766	Dynex Capital, Inc.	40,939
424	EastGroup Properties, Inc.	35,531
2,098	Empire State Realty Trust, Inc. - Class A (a)	43,575
2,015	Equity Commonwealth (b)	63,674
677	Equity LifeStyle Properties, Inc.	58,452
4,423	FelCor Lodging Trust, Inc.	31,890
850	First Industrial Realty Trust, Inc.	24,327
4,489	First Potomac Realty Trust	49,873
3,196	Forest City Realty Trust, Inc. - Class A	77,247
731	Four Corners Property Trust, Inc.	18,355
1,896	Gaming and Leisure Properties, Inc. (a)	71,422
1,511	Getty Realty Corp.	37,926
1,194	Gladstone Commercial Corp. (a)	26,017
604	Gramercy Property Trust (a)	17,945
1,875	Great Ajax Corp.	26,213
3,622	Hersha Hospitality Trust	67,043
490	Highwoods Properties, Inc.	24,848
3,459	Hospitality Properties Trust (a)	100,830
1,012	Hudson Pacific Properties, Inc.	34,600
1,899	Independence Realty Trust, Inc.	18,743
2,569	InfraREIT, Inc.	49,196
5,472	Invesco Mortgage Capital, Inc.	91,437
547	Iron Mountain, Inc.	18,795
2,046	iStar Financial, Inc. (b)	24,634
765	Jernigan Capital, Inc.	16,830
747	Kilroy Realty Corp. (a)	56,137
1,928	Kite Realty Group Trust (a)	36,497
1,573	Ladder Capital Corp.	21,094
715	Lamar Advertising Co. - Class A	52,603
2,910	LaSalle Hotel Properties (a)	86,718
1,841	Lexington Realty Trust	18,244
1,045	Liberty Property Trust (a)	42,542
1,939	Mack-Cali Realty Corp.	52,624
1,326	Medical Properties Trust, Inc.	17,066
8,696	MFA Financial, Inc.	72,959
1,198	Monmouth Real Estate Investment Corp. - Class A	18,030
2,519	Monogram Residential Trust, Inc.	24,459
1,597	MTGE Investment Corp.	30,024
465	National Retail Properties, Inc.	18,182
2,426	National Storage Affiliates Trust (a)	56,065
8,544	New Residential Investment Corp.	132,945
1,944	New Senior Investment Group, Inc. (a)	19,537
7,002	New York Mortgage Trust, Inc. (a)	43,552
883	NexPoint Residential Trust, Inc.	21,978
2,025	Omega Healthcare Investors, Inc. (a)	66,866
2,074	Orchid Island Capital, Inc.	20,450
904	Outfront Media, Inc. (a)	20,900
1,081	Owens Realty Mortgage, Inc.	18,334
1,413	Paramount Group, Inc. (a)	22,608
1,083	Park Hotels & Resorts, Inc.	29,198
2,188	Pebblebrook Hotel Trust (a)	70,541
5,151	Pennsylvania Real Estate Investment Trust	58,309
5,165	PennyMac Mortgage Investment Trust	94,468

3,363	Piedmont Office Realty Trust, Inc. - Class A	70,892
522	Potlatch Corp.	23,855
1,154	Preferred Apartment Communities, Inc. - Class A	18,176
214	PS Business Parks, Inc.	28,331
336	QTS Realty Trust, Inc. - Class A (a)	17,583
2,199	Quality Care Properties, Inc. (b)	40,264
23,526	RAIT Financial Trust	51,522
3,196	Ramco-Gershenson Properties Trust	41,228
3,485	Redwood Trust, Inc.	59,384
288	Regency Centers Corp. (a)	18,040
4,152	Retail Properties of America, Inc. - Class A	50,696
890	Rexford Industrial Realty, Inc.	24,422
2,931	RLJ Lodging Trust	58,239
1,053	Ryman Hospitality Properties, Inc. (a)	67,403
2,372	Sabra Health Care REIT, Inc. (a)	57,165
1,095	Select Income REIT	26,313
2,344	Senior Housing Properties Trust	47,911
737	Seritage Growth Properties (a)	30,917
2,419	Spirit Realty Capital, Inc.	17,925
970	STAG Industrial, Inc.	26,772
6,400	Starwood Property Trust, Inc. (a)	143,296
1,336	STORE Capital Corp.	29,993
2,786	Summit Hotel Properties, Inc.	51,959
912	Sun Communities, Inc.	79,973
6,101	Sunstone Hotel Investors, Inc. (a)	98,348
829	Terreno Realty Corp.	27,904
1,264	The Geo Group, Inc.	37,376
1,531	Tier REIT, Inc.	28,293
748	Transcontinental Realty Investors, Inc. (b)	20,114
10,654	Two Harbors Investment Corp. (a)	105,581
1,282	UMH Properties, Inc. (a)	21,858
243	Universal Health Realty Income Trust	19,328
5,112	Washington Prime Group, Inc.	42,787
274	WP Carey, Inc.	18,087
3,505	Xenia Hotels & Resorts, Inc.	67,892

	Total Real Estate Investment Trusts (Cost $5,256,286)	5,946,954

	RIGHTS - 0.00%
	Biotechnology - 0.00%
1,600	Dyax Corp. (c)(d)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.36%
	Money Market Funds - 0.36%
311,837	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (e)	311,837

	Total Short Term Investments (Cost $311,837)	311,837

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 27.86%
24,260,341	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (e)	24,260,341

	Total Investments Purchased as Securities Lending Collateral (Cost $24,260,341)	24,260,341

	Total Investments (Cost $93,557,633) - 127.33%	110,873,813
	Liabilities in Excess of Other Assets - (27.33)%	(23,797,705)

	TOTAL NET ASSETS - 100.00%	$87,076,108

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $51,348, which represents 0.06% of total net assets.
(d)	As of June 30, 2017, the Valuation Committee has fair valued these securities. The value of these securities was $0, which represents 0.00% of total net assets.
(e)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$93,557,633

Gross unrealized appreciation	20,437,204
Gross unrealized depreciation	(3,121,024)

Net unrealized appreciation	$17,316,180

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GuideMark® World ex-US Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.99%
	Australia - 5.49%
10,137	AGL Energy, Ltd.	$198,649
21,624	Aristocrat Leisure, Ltd.	374,893
825	ASX, Ltd.	33,991
16,100	Aurizon Holdings, Ltd.	66,314
21,186	Australia & New Zealand Banking Group, Ltd.	467,610
28,330	Bendigo & Adelaide Bank, Ltd.	241,161
14,211	BHP Billiton Ltd.	253,295
35,783	BlueScope Steel Ltd	362,268
25,744	Challenger, Ltd./Australia	264,017
3,304	CIMIC Group, Ltd.	98,584
4,747	Cochlear, Ltd.	566,968
14,244	Commonwealth Bank of Australia	906,148
3,547	Computershare Ltd.	38,548
3,200	CSL, Ltd.	339,614
17,168	Flight Centre Travel Group, Ltd.	505,341
118,506	Fortescue Metals Group, Ltd.	474,390
11,382	Harvey Norman Holdings Ltd.	33,423
3,120	Macquarie Group, Ltd.	212,172
79,341	Medibank Private, Ltd.	170,831
10,434	National Australia Bank Ltd.	237,357
3,794	Newcrest Mining, Ltd.	58,882
5,250	Orica Ltd.	83,427
74,801	Qantas Airways, Ltd.	328,790
694	REA Group Ltd.	35,408
2,457	Rio Tinto Ltd.	119,407
189,611	South32, Ltd.	390,504
15,491	Suncorp Group, Ltd.	176,442
31,292	Telstra Corp., Ltd.	103,393
11,579	Wesfarmers Ltd.	357,038
18,270	Westpac Banking Corp.	427,772
30,456	Woolworths, Ltd.	597,820

		8,524,457

	Austria - 0.60%
3,063	ANDRITZ AG	184,800
4,072	Erste Group Bank AG	155,977
3,035	OMV AG	157,646
14,929	Raiffeisen Bank International AG (a)	376,833
1,288	voestalpine AG	60,034

		935,290

	Belgium - 0.14%
991	Ageas SA	39,909
905	KBC Group NV	68,616
605	Solvay SA	81,198
481	Umicore SA	33,459

		223,182

	Canada - 7.68%
5,843	Alimentation Couche-Tard, Inc. - Series B	280,075
4,607	Bank of Montreal	338,278
2,994	Barrick Gold Corp.	47,630
726	BCE, Inc.	32,695
7,495	CAE, Inc.	129,232
12,532	Cameco Corp.	114,129
4,058	Canadian Imperial Bank of Commerce	329,791
3,694	Canadian National Railway Co.	299,724
1,000	CCL Industries, Inc. - Class B	50,594
666	CGI Group, Inc. - Class A (a)	34,029
18,932	CI Financial Corp.	403,517
1,702	Constellation Software, Inc.	890,387
6,182	Dollarama, Inc.	590,694
31,235	Empire Co., Ltd. - Series A	532,787
819	Enbridge, Inc.	32,626
1,688	Finning International, Inc.	33,088
3,786	George Weston, Ltd.	342,719
2,900	Great-West Lifeco, Inc.	78,605
5,742	Husky Energy, Inc. (a)	65,177
1,103	IGM Financial, Inc.	34,209
1,579	Imperial Oil Ltd.	46,026

8,022	Industrial Alliance Insurance & Financial Services, Inc.	348,024
25,835	Kinross Gold Corp. (a)	104,990
3,744	Linamar Corp.	184,544
3,914	Loblaw Cos., Ltd.	217,733
2,942	Magna International, Inc.	136,278
10,206	Manulife Financial Corp.	191,323
4,332	Metro, Inc.	142,574
3,300	National Bank of Canada	138,764
8,827	Onex Corp.	706,609
15,610	Power Corp. of Canada	356,064
10,727	Power Financial Corp.	275,206
1,452	Restaurant Brands International, Inc.	90,851
1,229	Rogers Communications, Inc. - Class B	58,048
15,074	Royal Bank of Canada	1,094,516
5,738	Saputo, Inc.	182,520
4,294	Shaw Communications, Inc.	93,675
2,683	Shopify, Inc. (a)	232,962
4,114	Sun Life Financial, Inc.	147,074
1,935	Suncor Energy, Inc.	56,537
18,107	Teck Resources. Ltd. - Class B (a)	313,884
9,576	The Bank of Nova Scotia	576,052
2,679	The Jean Coutu Group PJC, Inc. - Class A	41,110
16,434	The Toronto-Dominion Bank	828,163
653	TransCanada Corp.	31,129
24,040	Valeant Pharmaceuticals International, Inc. (a)	417,845
18,109	Veresen, Inc.	256,107

		11,928,594

	Cayman Islands - 0.32%
13,000	Cheung Kong Property Holdings, Ltd.	101,729
394,513	WH Group, Ltd.	398,368

		500,097

	Denmark - 1.46%
4,074	Carlsberg AS - Series B	435,370
2,577	Coloplast AS - Series B	215,399
3,714	Danske Bank AS	142,889
1,401	H. Lundbeck AS	78,648
16,831	Novo Nordisk AS - Series B	723,182
2,300	Pandora AS	214,647
29,800	TDC AS	173,299
2,630	Vestas Wind Systems AS	242,926
1,318	William Demant Holding A/S (a)	34,102

		2,260,462

	Finland - 1.05%
2,020	Metso OYJ	70,090
3,756	Neste OYJ	148,216
9,633	Orion OYJ - Class B	615,365
889	Sampo OYJ - Series A	45,611
7,996	Stora Enso OYJ	103,325
19,792	UPM-Kymmene OYJ	564,364
1,455	Wartsila OYJ Abp	86,045

		1,633,016

	France - 10.47%
4,556	Arkema SA	486,544
7,794	Atos SE	1,093,583
17,597	AXA SA	481,866
14,972	BNP Paribas SA	1,077,877
3,642	Capgemini SE	376,229
5,482	Carrefour SA	138,596
2,861	Christian Dior SE (a)	818,068
4,120	Cie de Saint-Gobain	220,029
1,656	Cie Generale des Etablissements Michelin	220,404
21,621	CNP Assurances	485,311
39,710	Credit Agricole SA	639,664
3,186	Danone SA	239,134
1,792	Dassault Systemes SE	160,726
4,767	Eiffage SA	433,040
1,240	Essilor International SA	157,744
802	Eurazeo SA	60,187
1,678	Hermes International	828,893
2,215	Imerys SA	192,803
717	Ingenico Group SA	65,023
3,381	Ipsen SA	462,650
579	Kering SA	197,157
3,604	Legrand SA	251,853

2,892	L’Oreal SA	603,025
3,516	LVMH Moet Hennessy Louis Vuitton SE	879,197
20,260	Natixis SA	136,000
349	Pernod Ricard SA	46,734
37,711	Peugeot SA	751,569
1,495	Publicis Groupe SA (b)	111,427
417	Remy Cointreau SA	48,607
18,348	Rexel SA	299,849
2,145	Safran SA	196,710
10,190	Sanofi-Aventis SA	976,408
4,510	Schneider Electric SE	346,592
5,844	SCOR SE	232,170
1,576	SEB SA	282,875
1,193	Societe BIC SA	141,659
14,592	Societe Generale SA	786,885
458	Sodexo SA	59,193
1,780	Suez Environnement Co. SA	32,959
1,051	Thales SA	113,113
12,021	Total SA	596,808
1,575	Valeo SA	105,965
1,495	Veolia Environnement SA	31,629
3,706	Vinci SA	316,128
560	Wendel SA	82,830

		16,265,713

	Germany - 7.21%
4,803	adidas AG	920,971
4,048	Allianz SE	798,843
6,008	BASF SE	557,598
10,224	Bayer AG	1,325,137
3,187	Beiersdorf AG	335,214
1,322	Brenntag AG	76,668
275	Continental AG	59,491
4,234	Covestro AG	306,940
829	Daimler AG	60,126
2,719	Deutsche Boerse AG	287,209
33,204	Deutsche Lufthansa AG	756,706
20,335	Deutsche Post AG	763,342
14,428	Deutsche Telekom AG	260,065
706	Fresenius Medical Care AG & Co. KGaA	68,127
2,226	Fresenius SE & Co. KGaA	191,109
275	Hannover Rueck SE	33,031
1,726	HeidelbergCement AG	167,317
260	Henkel AG & Co. KGaA	31,495
1,907	HOCHTIEF AG	350,086
7,089	HUGO BOSS AG	496,957
11,029	Infineon Technologies AG	234,263
3,056	LANXESS AG	231,768
1,882	Merck KGaA	227,720
2,355	Metro AG	79,557
2,306	Muenchener Rueckversicherungs-Gesellschaft AG	466,627
426	OSRAM Licht AG	34,004
1,098	ProSiebenSat.1 Media AG	46,061
7,601	SAP SE	795,609
5,290	Siemens AG	727,662
1,253	United Internet AG	68,958
9,623	Zalando SE (a)	440,032

		11,198,693

	Hong Kong - 2.54%
61,519	AIA Group, Ltd.	450,095
6,800	ASM Pacific Technology, Ltd.	91,750
64,200	BOC Hong Kong Holdings, Ltd.	307,243
8,565	Galaxy Entertainment Group Ltd.	51,984
18,251	Hang Lung Group Ltd.	75,515
6,202	Hang Seng Bank, Ltd.	129,747
45,717	HK Electric Investments & HK Electric Investments Ltd.	42,033
24,936	HKT Trust and HKT, Ltd.	32,705
9,883	Hong Kong Exchange & Clearing, Ltd.	255,321
1,440	Jardine Strategic Holdings Ltd.	60,030
11,489	Kerry Properties Ltd.	39,010
24,575	MTR Corp. Ltd.	138,292
163,180	New World Development Co., Ltd.	206,846
29,482	NWS Holdings, Ltd.	57,982
174,388	PCCW, Ltd.	99,107
750,045	SJM Holdings, Ltd.	790,301

5,000	Sun Hung Kai Properties, Ltd.	73,451
38,960	Techtronic Industries Co., Ltd.	179,021
24,566	The Wharf Holdings, Ltd.	203,276
88,243	Wheelock & Co., Ltd.	665,582

		3,949,291

	Ireland - 0.39%
521,786	Bank of Ireland (a)	137,074
8,299	CRH Plc	294,145
3,831	James Hardie Industries Plc	60,376
1,316	Kerry Group Plc - Series A	113,336

		604,931

	Israel - 1.01%
38,253	Bank Hapoalim BM	257,947
48,098	Bank Leumi Le-Israel BM	233,685
126,258	Bezeq the Israel Telecommunication Corp., Ltd.	209,436
316	Elbit Systems Ltd.	38,980
5,523	Mizrahi Tefahot Bank, Ltd.	100,420
430	Nice, Ltd.	33,878
701	Taro Pharmaceutical Industries Ltd. (a)(b)	78,554
18,352	Teva Pharmaceutical Industries, Ltd. - ADR (b)	609,653

		1,562,553

	Italy - 2.28%
9,747	Assicurazioni Generali SpA	160,886
6,171	Enel SpA	33,098
4,988	EXOR NV	270,664
3,081	Ferrari NV	265,124
35,598	Intesa Sanpaolo SpA	113,231
25,855	Leonardo SpA	430,481
6,099	Luxottica Group SpA	355,011
9,381	Poste Italiane SpA	64,326
13,380	Prysmian SpA	394,624
2,638	Recordati SpA	106,977
104,903	Saipem SpA (a)	388,477
431,567	Telecom Italia SpA (a)	399,275
498,456	Telecom Italia SpA - Savings Share	368,870
83,840	UnipolSai Assicurazioni SpA	183,933

		3,534,977

	Japan - 20.62%
2,663	ABC-Mart, Inc.	156,936
1,748	Aisin Seiki Co., Ltd.	89,859
9,343	Alfresa Holdings Corp.	180,629
3,400	Asahi Glass Co., Ltd.	143,575
20,610	Asahi Kasei Corp.	222,347
7,664	Asics Corp.	142,432
26,157	Astellas Pharma, Inc.	320,598
5,635	Bandai Namco Holdings, Inc.	192,533
4,117	Benesse Holdings, Inc.	155,640
2,023	Bridgestone Corp.	87,457
20,689	Brother Industries, Ltd.	479,220
8,922	Calbee, Inc.	350,929
4,500	Canon, Inc.	153,069
602	Central Japan Railway Co.	98,317
6,031	Coca-Cola Bottlers Japan, Inc.	174,631
2,046	Credit Saison Co., Ltd.	40,063
5,072	Dai-ichi Life Holdings, Inc.	92,064
1,466	Daiichi Sankyo Co., Ltd.	34,602
335	Daikin Industries Ltd.	34,368
385	Daito Trust Construction Co., Ltd.	59,981
741	Disco Corp.	118,850
1,169	FamilyMart Holdings Co., Ltd.	66,944
529	FANUC Corp.	102,386
1,143	Fast Retailing Co., Ltd.	382,247
16,810	Fuji Electric Co., Ltd.	88,913
6,396	FUJIFILM Holdings Corp.	230,624
46,336	Fujitsu, Ltd.	342,713
2,056	Hikari Tsushin, Inc.	216,612
5,819	Hitachi Chemical Co., Ltd.	174,457
14,366	Hitachi Construction Machinery Co., Ltd.	361,393
5,063	Hitachi High-Technologies Corp.	197,168
18,069	Honda Motor Co., Ltd.	495,056
378	Hoshizaki Corp.	34,296
10,072	Hoya Corp.	524,362
2,453	Idemitsu Kosan Co., Ltd.	69,785
34,553	ITOCHU Corp.	514,457

878	Japan Tobacco, Inc.	30,860
7,321	JXTG Holdings, Inc.	32,033
23,285	Kajima Corp.	196,796
31,119	Kakaku.com, Inc.	447,333
6,952	Kao Corp.	413,354
2,959	KDDI Corp.	78,258
799	Keyence Corp.	351,742
3,319	Kikkoman Corp.	106,169
615	Koito Manufacturing Co., Ltd.	31,802
5,770	Komatsu Ltd.	148,101
43,571	Konica Minolta, Inc.	363,507
3,729	Kose Corp.	408,962
3,567	Kuraray Co., Ltd.	64,952
3,748	Lawson, Inc.	262,297
4,242	LINE Corp. (b)	147,265
23,304	Lion Corp.	483,369
2,176	LIXIL Group Corp.	54,542
5,030	M3, Inc.	138,759
31,285	Marubeni Corp.	202,685
25,532	Mazda Motor Corp.	358,696
4,830	McDonald’s Holdings Co. Japan, Ltd. (b)	185,286
3,128	MEIJI Holdings Co., Ltd.	253,646
3,753	MISUMI Group, Inc.	86,017
44,800	Mitsubishi Chemical Holdings Corp.	373,263
22,960	Mitsubishi Corp.	482,643
2,274	Mitsubishi Electric Corp.	32,888
15,646	Mitsubishi Gas Chemical Co., Inc.	332,312
5,900	Mitsubishi Materials Corp.	179,044
1,710	Mitsubishi Tanabe Pharma Corp.	39,556
80,480	Mitsubishi UFJ Financial Group, Inc.	542,841
74,423	Mitsubishi UFJ Lease & Finance Co., Ltd.	408,325
21,343	Mitsui & Co., Ltd.	305,543
19,458	Mitsui Chemicals, Inc.	103,621
10,886	Mixi, Inc.	605,798
219,604	Mizuho Financial Group, Inc.	402,638
2,797	MS & AD Insurance Group Holdings, Inc.	94,339
326	Murata Manufacturing Co., Ltd.	49,769
1,614	NH Foods Ltd.	49,098
350	Nidec Corp.	35,959
20,409	Nikon Corp.	327,139
513	Nintendo Co., Ltd.	171,748
1,784	Nippon Electric Glass Co., Ltd.	65,069
19,274	Nippon Express Co., Ltd.	120,948
982	Nippon Paint Holdings Co., Ltd.	37,360
12,111	Nippon Steel & Sumitomo Metal Corp.	274,444
10,165	Nippon Telegraph & Telephone Corp.	479,830
3,118	Nitori Holdings Co., Ltd.	417,386
3,075	NOK Corp.	65,281
6,686	Nomura Holdings, Inc.	40,320
10,305	NTT Data Corp.	114,969
1,684	NTT DoCoMo, Inc.	39,828
19,000	Obayashi Corp.	223,860
27,521	Oji Holdings Corp.	142,490
6,868	Olympus Corp.	251,633
7,079	OMRON Corp.	308,145
2,061	Oracle Corp.	134,063
25,320	ORIX Corp.	393,976
19,245	Osaka Gas Co., Ltd.	78,805
7,278	Panasonic Corp.	99,165
15,028	Pola Orbis Holdings, Inc.	397,590
40,032	Recruit Holdings Co., Ltd.	688,946
52,200	Resona Holdings, Inc.	288,343
1,267	Rohm Co. Ltd.	97,687
1,529	Ryohin Keikaku Co., Ltd.	382,679
16,004	SBI Holdings, Inc.	217,632
10,679	Sega Sammy Holdings, Inc.	143,977
2,054	Seiko Epson Corp.	45,830
11,178	Sekisui Chemical Co., Ltd.	200,572
1,848	Seven & I Holdings Co., Ltd. - Series A	76,257
42,184	Sharp Corp. (b)	156,364
1,757	Shimadzu Corp.	33,480
1,291	Shimamura Co., Ltd.	158,266
2,540	Shin-Etsu Chemical Co., Ltd.	231,173
589	Shionogi & Co., Ltd.	32,841

12,875	Shiseido Co., Ltd.	458,964
18,640	Showa Shell Sekiyu KK	173,135
5,359	SoftBank Group Corp.	435,634
1,456	Sompo Holdings, Inc.	56,514
14,152	Sony Corp.	539,810
19,951	Start Today Co., Ltd.	491,686
947	Subaru Corp.	32,111
9,522	Sumitomo Chemical Co., Ltd.	55,035
29,980	Sumitomo Corp.	390,944
14,121	Sumitomo Mitsui Financial Group, Inc.	551,347
3,578	Sumitomo Mitsui Trust Holdings, Inc.	128,519
15,389	Sumitomo Rubber Industries, Ltd.	260,621
7,545	Sundrug Co., Ltd.	281,446
7,358	Suntory Beverage & Food Ltd.	342,006
5,160	Suzuken Co., Ltd.	171,767
3,497	Suzuki Motor Corp.	166,590
4,255	Sysmex Corp.	254,678
9,698	T&D Holdings, Inc.	148,303
25,960	Taiheiyo Cement Corp.	94,937
19,290	Takashimaya Co., Ltd.	184,028
6,647	Teijin, Ltd.	128,268
24,675	The Kansai Electric Power Co., Inc.	340,254
11,444	The Yokohama Rubber Co., Ltd.	230,702
1,030	Tokio Marine Holdings, Inc.	42,862
85,180	Tokyo Electric Power Co. Holdings, Inc.	351,653
2,493	Tokyo Electron, Ltd.	337,036
9,609	Tokyo Gas Co., Ltd.	50,050
8,876	Toppan Printing Co., Ltd.	97,601
14,713	Tosoh Corp.	151,635
876	TOTO Ltd.	33,564
6,500	Toyo Seikan Group Holdings, Ltd.	110,037
3,399	Toyoda Gosei Co., Ltd.	81,445
7,778	Toyota Motor Corp.	408,839
11,054	Toyota Tsusho Corp.	332,347
640	Trend Micro, Inc.	33,077
1,696	Tsuruha Holdings, Inc.	180,223
5,062	Unicharm Corp.	127,441
41,682	Yamada Denki Co., Ltd.	207,245
18,943	Yamazaki Baking Co., Ltd.	377,665
4,705	Yaskawa Electric Corp.	100,179
8,486	Yokogawa Electric Corp.	136,568

		32,028,443

	Jersey - 1.53%
277,800	Glencore Plc	1,040,985
18,870	Petrofac, Ltd.	108,502
6,637	Shire Plc	365,959
9,096	Wolseley Plc	558,295
14,029	WPP Plc	295,406

		2,369,147

	Luxembourg - 0.33%
9,318	ArcelorMittal (a)	211,362
586	Millicom International Cellular SA	34,660
3,490	RTL Group SA	263,667

		509,689

	Macau - 0.03%
21,015	MGM China Holdings Ltd.	46,733

	Netherlands - 3.87%
2,973	ABN AMRO Group NV	78,760
10,168	Aegon NV	52,039
1,108	Airbus SE	91,439
702	Akzo Nobel NV	61,052
2,264	ASML Holding NV	295,119
4,777	Boskalis Westminster	155,138
15,690	CNH Industrial NV	177,937
75,293	Fiat Chrysler Automobiles NV (a)	795,440
1,565	Gemalto NV	93,864
4,217	Heineken Holding NV	386,531
1,033	Heineken NV	100,444
39,932	ING Groep NV	689,338
19,556	Koninklijke Ahold Delhaize NV	373,271
2,739	Koninklijke DSM NV	199,215
5,050	Koninklijke Philips NV	179,774
9,921	NN Group NV	352,028

7,398	QIAGEN NV	246,160
6,859	Randstad Holding NV	399,888
8,581	RELX NV	176,913
26,661	STMicroelectronics NV	383,373
11,549	Unilever NV	637,527
2,042	Wolters Kluwer NV	86,362

		6,011,612

	New Zealand - 0.09%
6,533	Fletcher Building Ltd.	38,257
33,966	Telecom Corp.	94,114

		132,371

	Norway - 0.71%
4,791	DNB ASA	81,566
5,036	Gjensidige Forsikring ASA	85,964
15,316	Marine Harvest ASA	262,045
30,997	Norsk Hydro ASA	171,537
9,469	Schibsted ASA - Class A	228,703
10,053	Schibsted ASA - Class B	222,368
2,858	Telenor ASA	47,415

		1,099,598

	Portugal - 0.39%
95,208	EDP - Energias de Portugal SA	311,447
15,470	Jeronimo Martins SGPS SA	302,034

		613,481

	Singapore - 1.40%
20,900	DBS Group Holdings, Ltd.	314,561
3,212	Jardine Cycle & Carriage, Ltd.	103,416
46,400	Oversea-Chinese Banking Corp. Ltd.	363,467
30,557	SATS Ltd.	113,357
64,585	Singapore Exchange, Ltd.	344,205
144,287	StarHub Ltd.	285,066
14,936	United Overseas Bank, Ltd.	250,755
467,699	Yangzijiang Shipbuilding Holdings, Ltd.	404,152

		2,178,979

	Spain - 3.15%
6,161	ACS, Actividades de Construccion y Servicios SA	238,209
1,046	Aena SA	204,258
6,633	Amadeus IT Holding SA - Class A	396,493
37,441	Banco Bilbao Vizcaya Argentaria SA	311,882
43,537	Banco de Sabadell SA	88,579
140,869	Banco Santander SA	935,355
12,250	Bankia SA	59,248
4,868	Bankinter SA	44,907
31,432	CaixaBank SA	150,257
66,709	Distribuidora Internacional de Alimentacion SA	416,290
7,509	Endesa SA	173,222
28,069	Iberdrola SA	222,431
13,833	Industria de Diseno Textil SA	531,258
104,146	Mapfre SA	364,534
42,363	Repsol SA	649,472
9,828	Telefonica SA	101,736

		4,888,131

	Sweden - 2.10%
1,494	Assa Abloy AB - Series B	32,930
6,326	Atlas Copco AB - Class A	243,246
3,625	Atlas Copco AB - Class B	125,297
8,871	Boliden AB	242,488
5,760	Electrolux AB - Series B	188,878
22,796	Hennes & Mauritz AB - Series B	568,351
1,922	Hexagon AB - Class B	91,314
7,518	Husqvarna AB - Class B	74,730
5,572	Industrivarden AB	133,670
3,244	Investor AB - B Shares	156,512
2,481	L E Lundbergforetagen AB - Series B	195,974
11,183	Nordea Bank AB	142,432
16,467	Sandvik AB	259,260
5,030	Securitas AB - Series B	84,838
5,837	Skandinaviska Enskilda Banken AB	70,667
3,267	Svenska Handelsbanken AB - Class A	46,790
3,461	Swedbank AB - A Shares	84,469
6,179	Swedish Match AB	217,691
4,878	Telefonaktiebolaget LM Ericsson - Series B	35,074
15,566	Volvo AB - Class B	265,457

		3,260,068

	Switzerland - 6.79%
17,412	ABB, Ltd.	432,185
3,510	Adecco Group AG	267,400
306	Baloise Holding AG	47,399
105	Barry Callebaut AG	144,534
1,363	Cie Financiere Richemont SA	112,787
255	Dufry AG (a)	41,848
536	EMS-Chemie Holding AG	395,788
120	Geberit AG	56,035
16	Givaudan SA	32,061
2,640	Kuehne & Nagel International AG	441,364
978	LafargeHolcim Ltd.	56,209
159	Lonza Group AG	34,442
26,897	Nestle SA	2,345,894
14,850	Novartis AG	1,240,370
1,133	Partners Group Holding AG	703,492
5,799	Roche Holding AG	1,481,731
156	Schindler Holding AG	32,426
186	SGS SA	450,992
51	Sika AG	327,427
276	Sonova Holding AG	44,898
366	Straumann Holding AG	208,426
1,628	Swiss Life Holding AG	550,707
3,863	Swiss Re AG	354,016
546	The Swatch Group AG - Group I	201,946
1,896	The Swatch Group AG - Group N	138,504
14,819	UBS Group AG	252,010
521	Zurich Insurance Group AG	152,053

		10,546,944

	United Kingdom - 13.34%
61,623	3i Group Plc	724,539
19,398	Admiral Group Plc	506,190
34,739	Anglo American Plc (a)	464,106
9,641	Ashtead Group Plc	199,499
2,039	Associated British Foods Plc	78,027
9,044	AstraZeneca Plc	605,802
96,003	Auto Trader Group Plc	475,348
13,927	BAE Systems Plc	114,972
113,716	Barclays Plc	300,754
36,005	Barratt Developments Plc	264,432
13,920	BHP Billiton Plc	213,265
74,008	BP Plc	427,189
15,676	British American Tobacco Plc	1,068,214
26,654	British Sky Broadcasting Group Plc	345,201
29,387	BT Group Plc	113,001
34,058	Burberry Group Plc	736,975
3,940	Carnival Plc	260,528
20,758	Coca-Cola HBC AG	610,475
12,463	Compass Group PLC	263,075
914	Croda International Plc	46,287
741	DCC Plc	67,482
12,021	Diageo Plc	355,244
7,281	Experian Plc	149,428
8,462	GKN Plc	35,943
41,286	GlaxoSmithKline Plc	878,870
31,746	Hargreaves Lansdown Plc	538,331
116,558	HSBC Holdings Plc	1,081,893
6,779	IMI PLC	105,585
6,945	Imperial Brands Plc	312,090
3,803	InterContinental Hotels Group Plc	211,195
40,977	International Consolidated Airlines Group SA	325,575
596	Intertek Group Plc	32,742
100,655	J. Sainsbury Plc	330,157
72,485	Kingfisher Plc	283,919
38,937	Legal & General Group Plc	131,024
2,970	London Stock Exchange Group Plc	141,276
49,496	Marks & Spencer Group Plc	214,820
19,262	Mediclinic International Plc	186,323
26,161	Meggitt Plc	162,559
12,024	Merlin Entertainments Plc	75,269
4,025	Mondi Plc	105,543
7,394	Next Plc	371,357
7,150	Persimmon Plc	208,828
11,806	Provident Financial Plc	374,448
12,094	Prudential Plc	277,604
3,007	Reckitt Benckiser Group Plc	304,831

13,922	RELX Plc	300,953
9,071	Rio Tinto Plc	384,175
7,516	Rolls-Royce Holdings Plc (a)	87,176
16,595	Royal Dutch Shell Plc - Class A	440,910
10,953	Royal Dutch Shell Plc - Class B	294,050
134,880	Royal Mail Plc	739,911
4,076	RSA Insurance Group Plc	32,697
1,486	Schroders Plc	60,088
15,329	Smith & Nephew Plc	264,710
10,632	Smiths Group Plc	221,061
7,716	St. James’s Place Plc	118,931
3,152	Standard Chartered Plc (a)	31,924
19,213	Tate & Lyle Plc	165,586
123,866	Tesco Plc (a)	272,709
43,692	The Sage Group Plc	391,524
14,230	Unilever Plc	770,101
156,416	Vodafone Group Plc	444,217
171,349	Wm Morrison Supermarkets Plc	538,183
17,451	Worldpay Group Plc	71,557

		20,710,678

	Total Common Stocks (Cost $121,290,416)	147,517,130

	INVESTMENT COMPANIES - 3.31%
	Canada - 0.28%
16,504	iShares MSCI Canada ETF (b)	441,647

	Japan - 3.03%
72,037	iShares MSCI EAFE ETF (b)	4,696,812

	Total Investment Companies (Cost $5,058,081)	5,138,459

	PARTICIPATORY NOTES - 0.02%
	Switzerland - 0.02%
152	Schindler Holding AG (c)	32,226

	Total Participatory Notes (Cost $22,420)	32,226

	PREFERRED STOCKS - 0.41%
	Germany - 0.41%
8,684	FUCHS PETROLUB SE - Preference Shares	473,305
1,131	Henkel AG & Co. KGaA - Preference Shares	155,958

	Total Preferred Stocks (Cost $516,482)	629,263

	REAL ESTATE INVESTMENT TRUSTS - 0.07%
	Australia - 0.07%
14,868	Dexus	108,248

	Total Real Estate Investment Trusts (Cost $101,509)	108,248

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
691,854	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (d)	691,854

	Total Short Term Investments (Cost $691,854)	691,854

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.24%
1,918,553	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (d)	1,918,553

	Total Investments Purchased as Securities Lending Collateral (Cost $1,918,553)	1,918,553

	Total Investments (Cost $129,599,315) - 100.48%	156,035,733
	Liabilities in Excess of Other Assets - (0.48)%	(740,068)

	TOTAL NET ASSETS - 100.00%	$155,295,665

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Represents the value of underlying security. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange.) Participation notes are often used to gain exposure to securities of companies in markets that restrict foreign ownership of local companies. The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk.
(d)	Seven-day yield as of June 30, 2017.

GuideMark® World ex-US Fund

Schedule of Investments by Industry

June 30, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	0.88%
Air Freight & Logistics	0.97%
Airlines	0.91%
Auto Components	1.02%
Automobiles	2.15%
Banks	11.13%
Beverages	1.61%
Biotechnology	0.22%
Building Products	0.37%
Capital Markets	2.55%
Chemicals	3.89%
Commercial Services & Supplies	0.30%
Communications Equipment	0.02%
Construction & Engineering	1.30%
Construction Materials	0.58%
Consumer Finance	0.52%
Containers & Packaging	0.10%
Distributors	0.07%
Diversified Consumer Services	0.10%
Diversified Financial Services	1.65%
Diversified Telecommunication Services	1.67%
Electric Utilities	0.95%
Electrical Equipment	1.20%
Electronic Equipment, Instruments & Components	1.39%
Energy Equipment & Services	0.32%
Food & Staples Retailing	3.57%
Food Products	4.17%
Gas Utilities	0.08%
Health Care Equipment & Supplies	1.29%
Health Care Providers & Services	0.51%
Health Care Technology	0.09%
Hotels, Restaurants & Leisure	1.88%
Household Durables	1.41%
Household Products	0.88%
Industrial Conglomerates	0.85%
Insurance	5.57%
Internet & Direct Marketing Retail	0.60%
Internet Software & Services	1.18%
IT Services	1.59%
Leisure Products	0.43%
Life Sciences Tools & Services	0.18%
Machinery	1.67%
Marine	0.28%
Media	1.36%
Metals & Mining	3.46%
Multiline Retail	0.76%
Multi-Utilities	0.17%
Oil & Gas	0.14%
Oil, Gas & Consumable Fuels	2.17%
Paper & Forest Products	0.59%
Personal Products	1.42%
Pharmaceuticals	5.99%
Professional Services	1.24%
Real Estate Management & Development	0.92%
Road & Rail	0.47%
Semiconductors & Semiconductor Equipment	1.00%
Software	1.84%
Specialty Retail	2.47%
Technology Hardware, Storage & Peripherals	0.67%
Textiles, Apparel & Luxury Goods	3.89%
Tobacco	1.05%
Trading Companies & Distributors	2.24%
Transportation Infrastructure	0.20%
Wireless Telecommunication Services	0.84%

TOTAL COMMON STOCKS	94.99%

INVESTMENT COMPANIES
Exchange Traded Funds	3.31%

TOTAL INVESTMENT COMPANIES	3.31%

PARTICIPATORY NOTES
Machinery	0.02%

TOTAL PARTICIPATORY NOTES	0.02%

PREFERRED STOCKS
Chemicals	0.31%
Household Products	0.10%

TOTAL PREFERRED STOCKS	0.41%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.07%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.07%

SHORT TERM INVESTMENTS
Money Market Funds	0.44%

TOTAL SHORT TERM INVESTMENTS	0.44%

INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL
TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL	1.24%

TOTAL INVESTMENTS	100.48%
Liabilities in Excess of Other Assets	(0.48)%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$129,599,315

Gross unrealized appreciation	34,884,434
Gross unrealized depreciation	(8,448,016)

Net unrealized appreciation	$26,436,418

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Opportunistic Equity Fund

Schedule of Investments (Unaudited)

June 30, 2017

Number of Shares		Value
	COMMON STOCKS - 94.16%
	Aerospace & Defense - 1.97%
2,211	TransDigm Group, Inc. (a)	$594,472
6,036	United Technologies Corp.	737,056

		1,331,528

	Air Freight & Logistics - 1.40%
24,714	Hub Group, Inc. - Class A (b)	947,782

	Airlines - 2.18%
19,615	United Continental Holdings, Inc. (a)(b)	1,476,029

	Auto Components - 2.01%
23,294	BorgWarner, Inc. (a)	986,734
4,230	Delphi Automotive Plc	370,759

		1,357,493

	Automobiles - 1.18%
71,408	Ford Motor Co. (a)	799,056

	Banks - 3.37%
34,354	BankUnited, Inc.	1,158,073
13,836	Citigroup, Inc.	925,352
3,980	Western Alliance Bancorp (b)	195,816

		2,279,241

	Beverages - 3.29%
3,085	Constellation Brands, Inc. - Class A	597,657
9,278	Molson Coors Brewing Co. - Class B	801,063
7,156	PepsiCo, Inc.	826,446

		2,225,166

	Biotechnology - 2.60%
2,102	Biogen, Inc. (b)	570,399
7,850	Celgene Corp. (a)(b)	1,019,479
3,090	Prothena Corp Plc (b)	167,231

		1,757,109

	Capital Markets - 1.56%
6,980	Intercontinental Exchange, Inc. (a)	460,121
13,910	The Charles Schwab Corp. (a)	597,574

		1,057,695

	Chemicals - 2.45%
28,180	Axalta Coating Systems, Ltd. (a)(b)	902,887
11,970	The Dow Chemical Co.	754,948

		1,657,835

	Construction Materials - 0.42%
9,770	Summit Materials, Inc. - Class A (b)	282,060

	Consumer Finance - 1.85%
20,064	Discover Financial Services	1,247,780

	Containers & Packaging - 0.52%
6,160	Berry Plastics Group, Inc. (b)	351,182

	Diversified Telecommunication Services - 0.51%
17,752	Cincinnati Bell, Inc. (a)(b)	347,052

	Electrical Equipment - 1.13%
12,620	AMETEK, Inc. (a)	764,393

	Food Products - 0.53%
4,595	Post Holdings, Inc. (a)(b)	356,802

	Health Care Equipment & Supplies - 2.61%
5,730	Danaher Corp.	483,555
6,710	Hill-Rom Holdings, Inc.	534,183
9,210	STERIS Plc (a)	750,615

		1,768,353

	Health Care Providers & Services - 1.14%
5,088	Aetna, Inc.	772,511

	Hotels, Restaurants & Leisure - 4.06%
4,520	Marriott International, Inc. - Class A (a)	453,401
3,245	McDonald’s Corp.	497,004
21,445	Red Rock Resorts, Inc.	505,030

6,344	Vail Resorts, Inc. (a)	1,286,754

		2,742,189

	Household Durables - 4.33%
9,560	Installed Building Products, Inc. (a)(b)	506,202
14,540	Newell Rubbermaid, Inc. (a)	779,635
391	NVR, Inc. (b)	942,548
3,659	Whirlpool Corp. (a)	701,138

		2,929,523

	Insurance - 6.67%
9,203	Berkshire Hathaway, Inc. - Class B (b)	1,558,712
22,402	Loews Corp.	1,048,637
23,320	MetLife, Inc. (a)	1,281,201
11,971	Validus Holdings, Ltd.	622,133

		4,510,683

	Internet & Direct Marketing Retail - 1.72%
1,204	Amazon.com, Inc. (a)(b)	1,165,472

	Internet Software & Services - 5.78%
1,928	Alphabet, Inc. - Class A (b)	1,792,423
1,152	Alphabet, Inc. - Class C (a)(b)	1,046,857
7,090	Facebook, Inc. - Class A (b)	1,070,448

		3,909,728

	IT Services - 3.55%
2,164	Alliance Data Systems Corp. (a)	555,477
9,300	PayPal Holdings, Inc. (b)	499,131
5,590	Vantiv, Inc. - Class A (b)	354,071
10,600	Visa, Inc. - Class A (a)	994,068

		2,402,747

	Life Sciences Tools & Services - 1.01%
1,158	Mettler-Toledo International, Inc. (b)	681,529

	Machinery - 1.45%
5,104	Deere & Co. (a)	630,803
3,840	Ingersoll-Rand Plc	350,938

		981,741

	Marine - 0.49%
4,994	Kirby Corp. (a)(b)	333,849

	Media - 7.20%
2,150	Charter Communications, Inc. - Class A (b)	724,228
31,901	Liberty Global Plc - Class A (b)	1,024,660
12,090	Lions Gate Entertainment Corp. - Class B (b)	317,725
8,060	The Walt Disney Co.	856,375
13,520	Twenty-First Century Fox, Inc. - Class A	383,157
56,075	Twenty-First Century Fox, Inc. - Class B	1,562,810

		4,868,955

	Multiline Retail - 1.14%
10,691	Dollar General Corp. (a)	770,714

	Oil, Gas & Consumable Fuels - 1.34%
3,421	Cimarex Energy Co. (a)	321,608
6,250	Tesoro Corp.	585,000

		906,608

	Pharmaceuticals - 5.65%
39,466	Abbott Laboratories	1,918,442
6,530	Aclaris Therapeutics, Inc. (b)	177,094
6,790	Eli Lilly & Co.	558,817
3,830	Jazz Pharmaceuticals Plc (a)(b)	595,565
11,310	Nektar Therapeutics (a)(b)	221,110
9,160	The Medicines Co. (a)(b)	348,172

		3,819,200

	Professional Services - 0.48%
3,880	Verisk Analytics, Inc. (b)	327,356

	Road & Rail - 2.79%
49,204	Avis Budget Group, Inc. (a)(b)	1,341,793
7,530	Ryder System, Inc.	542,009

		1,883,802

	Semiconductors & Semiconductor Equipment - 1.24%
7,130	Cavium, Inc. (a)(b)	442,987
8,430	Microsemi Corp. (a)(b)	394,524

		837,511

	Software - 4.48%
2,150	Adobe Systems, Inc. (b)	304,096
16,810	Microsoft Corp.	1,158,713
6,780	Red Hat, Inc. (b)	649,185
6,600	salesforce.com, Inc. (b)	571,560
3,280	ServiceNow, Inc. (a)(b)	347,680

		3,031,234

	Specialty Retail - 2.06%
4,945	The Home Depot, Inc.	758,563
8,773	The TJX Companies, Inc. (a)	633,147

		1,391,710

	Technology Hardware, Storage & Peripherals - 3.86%
18,104	Apple, Inc.	2,607,338

	Thrifts & Mortgage - 2.12%
38,010	MGIC Investment Corp. (b)	425,712
56,252	Nationstar Mortgage Holdings, Inc. (a)(b)	1,006,348

		1,432,060

	Tobacco - 0.89%
5,125	Philip Morris International, Inc.	601,931

	Trading Companies & Distributors - 1.13%
7,887	Fastenal Co. (a)	343,321
68,340	Wolseley Plc - ADR (a)	421,658

		764,979

	Total Common Stocks (Cost $48,960,134)	63,679,926

	REAL ESTATE INVESTMENT TRUSTS - 1.60%
	Real Estate Investment Trusts - 1.60%
4,920	Alexandria Real Estate Equities, Inc. (a)	592,712
20,253	CubeSmart (a)	486,882

	Total Real Estate Investment Trusts (Cost $1,078,132)	1,079,594

	SHORT TERM INVESTMENTS - 4.28%
	Money Market Funds - 4.28%
2,892,285	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88% (c)	2,892,285

	Total Short Term Investments (Cost $2,892,285)	2,892,285

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 30.40%
20,556,875	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (c)	20,556,875

	Total Investments Purchased as Securities Lending Collateral (Cost $20,556,875)	20,556,875

	Total Investments (Cost $73,487,426) - 130.44%	88,208,680
	Liabilities in Excess of Other Assets - (30.44)%	(20,583,219)

	TOTAL NET ASSETS - 100.00%	$67,625,461

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of June 30, 2017.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$73,487,426

Gross unrealized appreciation	15,087,229
Gross unrealized depreciation	(365,975)

Net unrealized appreciation	$14,721,254

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2017

Principal Amount		Value
	ASSET BACKED SECURITIES - 9.48%
305,000	Ally Master Owner Trust
	Series 2014-5, 1.600%, 10/15/2019	$305,078
250,000	Americredit Automobile Receivables Trust
	Series 2016-4, 1.530%, 07/08/2021	249,016
305,000	AMMC CLO XIV Ltd.
	Series 2014-14A, 2.764%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	305,708
500,000	Apidos CLO XII
	Series 2013-12A, 2.404%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	500,542
205,026	ARI Fleet Lease Trust
	Series 2014-A, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $204,969) (b)	204,970
270,000	Atlas Senior Loan Fund VI Ltd.
	Series 2014-6A, 2.554%, 10/15/2026 (Acquired 02/02/2017, Cost $270,000) (b)	270,496
575,000	Babson CLO Ltd.
	Series 2013-IA, 2.407%, 04/20/2025 (Acquired 05/03/2013, Cost $575,000) (a)(b)	576,181
	Bayview Opportunity Master Fund IVa Trust
100,000	Series 2017-SPL5, 3.500%, 07/28/2057 (Acquired 06/23/2017, Cost $103,063) (b)	102,681
114,104	Series 2017-SPL1, 4.000%, 10/28/2064 (Acquired 03/22/2017, Cost $117,900) (b)	119,292
96,734	Bayview Opportunity Master Fund IVb Trust
	Series 2017-SPL3, 4.000%, 11/28/2053 (Acquired 05/01/2017, Cost $100,152) (b)	101,652
735,000	Capital One Multi-Asset Execution Trust
	Series 2016-3A, 1.340%, 04/15/2022	729,681
555,000	Carlyle Global Market Strategies CLO
	Series 2013-3A, 2.424%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	555,395
109,583	CarMax Auto Owner Trust
	Series 2013-3, 1.490%, 01/15/2019	109,593
645,000	Chase Issuance Trust
	Series 2016-2, 1.370%, 06/15/2021	641,055
365,000	CIFC Funding Ltd.
	Series 2013-1A, 2.454%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	365,281
61,581	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 05/01/2032 (a)	34,409
27,530	CPS Auto Receivables Trust
	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $27,526) (b)	27,468
33,558	Credit Acceptance Auto Loan Trust
	Series 2014-2A, 1.880%, 03/15/2022 (Acquired 09/18/2014, Cost $33,552) (b)	33,564
270,000	Dryden 38 Senior Loan Fund
	Series 2015-38A, 2.734%, 07/15/2027 (Acquired 03/25/2015, Cost $270,000) (a)(b)	270,748
485,000	Ford Credit Auto Owner Trust
	Series 2015-A, 2.030%, 08/15/2020	487,612
370,000	Galaxy XIX CLO, Ltd.
	Series 2015-19A, 2.863%, 01/24/2027 (Acquired 01/29/2015, Cost $369,441) (a)(b)	370,331
295,000	Galaxy XXII CLO, Ltd.
	Series 2016-22A, 2.800%, 07/16/2028 (Acquired 06/13/2016, Cost $295,000) (b)	291,827
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 1.419%, 05/25/2036 (a)	91,348
570,000	GM Financial Automobile Leasing Trust
	Series 2017-1, 2.060%, 05/20/2020	572,290
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (Acquired 05/20/2015, Cost $300,000) (b)	306,357
515,000	Honda Auto Receivables Owner Trust
	Series 2016-2, 1.390%, 04/15/2020	513,981
100,000	Lendmark Funding Trust
	Series 2016-A, 3.260%, 04/21/2025 (Acquired 10/26/2016, Cost $99,989) (c)	100,911
261,165	Madison Park Funding XI Ltd.
	Series 2013-11A, 2.593%, 10/23/2025 (Acquired 10/29/2015, Cost $256,542) (a)(b)	261,217
273,463	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 2.252%, 10/25/2033 (a)	271,509
	NRZ Advance Receivables Trust
147,000	Series 2016-T2, 2.575%, 10/15/2049 (Acquired 10/14/2016, Cost $147,000) (b)	146,917
136,000	Series 2015-ON1, 3.107%, 12/15/2050 (Acquired 11/22/2016, Cost $136,000) (b)	135,746
120,000	Series 2017-T1, 3.214%, 02/15/2051 (Acquired 02/01/2017, Cost $119,999) (a)(b)	120,832
325,000	Oaktree EIF II Ltd.
	Series 2015-B1A, 2.732%, 02/15/2026 (Acquired 02/20/2015, Cost $325,000) (a)(b)	325,126
275,000	OCP CLO Ltd.
	Series 2015-8A, 2.834%, 04/17/2027 (Acquired 04/10/2015, Cost $274,725) (a)(b)	275,019
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 2.424%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	410,315
280,000	OHA Credit Partners VIII, Ltd.
	Series 2013-8A, 2.427%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	280,245
450,000	OZLM Funding V Ltd.
	Series 2013-5A, 2.434%, 01/17/2026 (Acquired 02/23/2017, Cost $450,000) (a)(b)	450,089
300,000	OZLM XII Ltd.
	Series 2015-12A, 2.761%, 04/30/2027 (Acquired 04/24/2015, Cost $299,130) (a)(b)	300,450
135,000	Prestige Auto Receivables Trust
	Series 2014-1A, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,008) (b)	135,131
194,376	Santander Drive Auto Receivables Trust
	Series 2015-2, 1.830%, 01/15/2020	194,447
250,000	Shackleton
	Series 2014-6A, 2.464%, 07/17/2026 (Acquired 04/07/2017, Cost $250,000) (a)(b)	250,213
71,727	SoFi Consumer Loan Program LLC
	Series 2016-2, 3.090%, 10/27/2025 (Acquired 07/26/2016, Cost $71,716) (c)	72,423
255,000	Sound Point CLO IV Ltd
	Series 2013-3A, 2.407%, 01/21/2026 (Acquired 04/12/2017, Cost $255,000) (b)	255,003
315,000	Sound Point CLO VIII Ltd.
	Series 2015-1A, 2.834%, 03/13/2027 (Acquired 03/05/2015, Cost $314,213) (a)(b)	315,198
	Towd Point Mortgage Trust
101,472	Series 2016-2, 2.750%, 08/25/2055 (Acquired 05/20/2016, Cost $101,472) (b)	102,462
116,466	Series 2016-3, 2.250%, 08/25/2055 (Acquired 07/22/2016, Cost $116,298) (b)	116,403
221,597	Series 2017-1, 2.750%, 10/25/2056 (Acquired 02/07/2017, Cost $221,882) (b)	223,745
98,400	Series 2017-2, 2.750%, 04/25/2057 (Acquired 05/05/2017, Cost $98,736) (b)	99,340
67,743	Volkswagen Auto Lease Trust
	Series 2015-A, 1.250%, 12/20/2017	67,738

	Total Asset Backed Securities (Cost $13,040,789)	13,047,035

	COLLATERALIZED MORTGAGE OBLIGATIONS - 4.76%
	Angel Oak Mortgage Trust LLC
55,000	Series 2017-2, 2.478%, 07/25/2047 (Acquired 06/30/2017, Cost $54,999) (b)	54,999
42,958	Series 2017-1, 2.810%, 01/25/2047 (Acquired 03/03/2017, Cost $42,957) (a)(b)	43,154
160,000	Aventura Mall Trust
	Series 2013-AVM, 3.743%, 12/07/2032 (Acquired 12/10/2013, Cost $163,355) (a)(b)	168,060

96,000	BBCMS Mortgage Trust
	Series 2017-C1, 3.674%, 02/17/2050	99,882
150,000	BB-UBS Trust
	Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012, Cost $154,041) (b)	153,916
57,990	Chase Mortgage Finance Trust
	Series 2007-A1, 3.580%, 02/25/2037 (a)	56,460
93,140	COLT Mortgage Loan Trust
	Series 2017-1, 2.614%, 05/27/2047 (Acquired 04/27/2017, Cost $93,139) (a)(b)	93,854
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (Acquired 08/15/2013, Cost $121,656) (b)	130,686
300,000	Series 2015-CR26, 3.630%, 10/13/2048	311,528
130,000	Series 2016-CR28, 3.762%, 02/12/2049	136,357
90,971	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.155%, 12/10/2049 (a)	91,139
	Countrywide Home Loans, Inc.
14,589	Series 2004-HYB6, 3.169%, 11/20/2034 (a)	14,712
89,298	Series 2005-11, 1.832%, 03/25/2035 (a)	79,043
49,860	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (Acquired 05/25/2017, Cost $50,450) (b)	50,454
394,844	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $428,594) (b)	432,926
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 03/08/2013, Cost $148,628) (b)	152,228
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $147,010) (b)	147,145
572,910	Series 2013-GC16, 3.033%, 11/13/2046	581,143
234,954	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2012-WLDN, 3.905%, 05/07/2030 (Acquired 05/07/2013 through 01/04/2017, Cost $239,221) (b)	245,337
705,000	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C12, 3.157%, 07/17/2045	729,071
77,208	ML-CFC Commercial Mortgage Trust
	Series 2007-9, 5.700%, 09/12/2049	77,268
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (Acquired 11/13/2014, Cost $188,851) (b)	192,949
49,206	Series 2007-IQ16, 5.809%, 12/12/2049	49,351
	New Residential Mortgage Loan Trust
141,765	Series 2016-2, 3.750%, 11/25/2035 (Acquired 05/25/2016, Cost $145,714) (b)	146,884
112,943	Series 2016-4, 3.750%, 11/25/2056 (Acquired 12/01/2016, Cost $116,206) (b)	116,441
198,960	Series 2017-1, 4.000%, 02/25/2057 (Acquired 03/06/2017, Cost $204,667) (b)	208,081
179,109	Series 2017-2, 4.000%, 03/25/2057 (Acquired 04/19/2017, Cost $186,158) (a)(b)	187,637
97,800	Series 2017-3, 4.000%, 04/25/2057 (Acquired 06/05/2017, Cost $101,839) (b)	102,173
115,000	Series 2017-4, 4.000%, 05/25/2057 (Acquired 06/27/2017, Cost $120,116) (b)(i)	120,117
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (Acquired 08/15/2012, Cost $143,591) (b)	138,893
	SBA Tower Trust
210,000	Series 2013-1-2, 3.598%, 04/15/2043 (Acquired 04/04/2013, Cost $210,000) (b)	210,125
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (Acquired 10/07/2014, Cost $155,000) (b)	155,902
90,000	Series 2017-1, 3.168%, 04/15/2047 (Acquired 04/04/2017, Cost $90,000) (b)	90,203
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	74,045
	Springleaf Mortgage Loan Trust
83,501	Series 2013-2A, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $82,654) (a)(b)	83,542
155,171	Series 2013-2A, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	155,307
125,000	Series 2017-A, 2.680%, 07/15/2030 (Acquired 06/21/2017, Cost $124,962) (b)(i)	124,962
540,000	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	562,567

	Total Collateralized Mortgage Obligations (Cost $6,542,872)	6,568,541

	CORPORATE OBLIGATIONS - 37.83%
	Aerospace & Defense - 0.63%
60,000	Embraer Netherlands Finance BV
	5.400%, 02/01/2027	62,775
185,000	Hexcel Corp.
	3.950%, 02/15/2027	190,242
	Lockheed Martin Corp.
20,000	2.500%, 11/23/2020	20,291
45,000	4.700%, 05/15/2046	50,771
170,000	Northrop Grumman Corp.
	3.850%, 04/15/2045	169,299
370,000	United Technologies Corp.
	1.900%, 05/04/2020	370,787

		864,165

	Air Freight & Logistics - 0.06%
	FedEx Corp.
50,000	4.100%, 02/01/2045	49,253
15,000	4.550%, 04/01/2046	15,820
20,000	4.400%, 01/15/2047	20,656

		85,729

	Airlines - 0.19%
130,000	Delta Air Lines, Inc.
	3.625%, 03/15/2022	133,597
130,000	Southwest Airlines Co.
	2.650%, 11/05/2020	131,650

		265,247

	Automobiles - 0.12%
85,000	Ford Motor Co.
	5.291%, 12/08/2046	87,563
	General Motors Co.
15,000	6.250%, 10/02/2043	16,718
55,000	6.750%, 04/01/2046	65,456

		169,737

	Banks - 5.68%
	Bank of America Corp.
20,000	2.625%, 04/19/2021	20,107
95,000	2.503%, 10/21/2022	93,901
545,000	3.124%, 01/20/2023 (a)	551,565
190,000	4.100%, 07/24/2023	201,408
125,000	4.000%, 01/22/2025 (d)	127,300
85,000	4.183%, 11/25/2027	86,619
85,000	3.705%, 04/24/2028 (a)	85,728
100,000	6.110%, 01/29/2037	122,769
445,000	5.000%, 01/21/2044	504,987
405,000	BB&T Corp.
	2.750%, 04/01/2022	411,256
	Citigroup, Inc.
55,000	2.279%, 05/17/2024 (a)	54,996
360,000	3.700%, 01/12/2026	364,762
45,000	3.200%, 10/21/2026	43,816

235,000	4.300%, 11/20/2026	241,842
175,000	4.450%, 09/29/2027	182,097
325,000	3.887%, 01/10/2028 (a)(d)	330,678
120,000	Fifth Third Bancorp
	2.875%, 07/27/2020	122,794
480,000	HSBC Holdings Plc
	3.262%, 03/13/2023 (a)	489,413
	JPMorgan Chase & Co.
15,000	2.295%, 08/15/2021	14,921
130,000	4.500%, 01/24/2022	140,858
80,000	2.543%, 10/24/2023 (a)	81,272
80,000	3.220%, 03/01/2025 (a)(d)	80,222
170,000	3.300%, 04/01/2026 (d)	169,001
90,000	2.950%, 10/01/2026	86,963
65,000	4.250%, 10/01/2027	67,942
310,000	3.782%, 02/01/2028 (a)	317,392
170,000	KeyCorp
	5.100%, 03/24/2021 (d)	186,162
290,000	PNC Funding Corp.
	3.300%, 03/08/2022	300,831
250,000	Royal Bank of Canada
	2.125%, 03/02/2020 (d)	250,528
100,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022 (Acquired 03/22/2017, Cost $99,842) (b)	101,400
245,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	247,741
625,000	U.S. Bancorp
	1.950%, 11/15/2018	628,333
	Wells Fargo & Co.
195,000	2.150%, 01/30/2020	195,574
160,000	2.550%, 12/07/2020	161,914
120,000	3.000%, 04/22/2026 (d)	117,333
135,000	3.000%, 10/23/2026	131,616
130,000	3.584%, 05/22/2028 (a)	131,545
176,000	5.606%, 01/15/2044	209,761
35,000	4.900%, 11/17/2045	38,254
115,000	4.750%, 12/07/2046	123,082

		7,818,683

	Beverages - 0.33%
150,000	Anheuser-Busch InBev Worldwide, Inc.
	8.200%, 01/15/2039	233,122
	Constellation Brands, Inc.
10,000	2.700%, 05/09/2022	9,999
10,000	3.500%, 05/09/2027	10,012
5,000	4.500%, 05/09/2047	5,168
200,000	Molson Coors Brewing Co.
	3.000%, 07/15/2026	192,745

		451,046

	Biotechnology - 0.60%
	AbbVie, Inc.
155,000	2.900%, 11/06/2022	156,650
180,000	4.300%, 05/14/2036	183,768
	Amgen, Inc.
85,000	2.200%, 05/11/2020	85,488
125,000	4.400%, 05/01/2045	128,908
115,000	Celgene Corp.
	5.250%, 08/15/2043	129,372
95,000	Genzyme Corp.
	5.000%, 06/15/2020	102,689
35,000	Gilead Sciences, Inc.
	2.500%, 09/01/2023	34,511

		821,386

	Building Products - 0.18%
250,000	LYB International Finance II BV
	3.500%, 03/02/2027	246,936

	Capital Markets - 4.00%
545,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	562,142
245,000	CBOE Holdings, Inc.
	3.650%, 01/12/2027	247,591
300,000	Delphi Corp.
	4.150%, 03/15/2024	315,488
155,000	Intercontinental Exchange, Inc.
	2.750%, 12/01/2020	158,042
	Morgan Stanley
150,000	5.950%, 12/28/2017	153,079
75,000	2.625%, 11/17/2021	74,936
35,000	2.750%, 05/19/2022	35,016
10,000	4.875%, 11/01/2022	10,870
350,000	3.700%, 10/23/2024	359,534
540,000	3.125%, 07/27/2026	525,628
135,000	4.350%, 09/08/2026	140,616
50,000	3.950%, 04/23/2027 (d)	50,553
20,000	Nasdaq, Inc.
	3.850%, 06/30/2026	20,331
210,000	Raymond James Financial, Inc.
	3.625%, 09/15/2026	210,599
130,000	State Street Corp.
	2.550%, 08/18/2020	132,501
	The Bank of New York Mellon Corp.
410,000	2.200%, 03/04/2019	412,887
155,000	2.661%, 05/16/2023 (a)	155,597
320,000	3.250%, 05/16/2027	323,238
	The Goldman Sachs Group, Inc.
95,000	2.750%, 09/15/2020	96,216
80,000	2.600%, 12/27/2020	80,474
305,000	2.875%, 02/25/2021	308,529
50,000	2.350%, 11/15/2021	49,378
390,000	2.908%, 06/05/2023 (a)	389,669
155,000	4.000%, 03/03/2024	162,399
140,000	3.500%, 01/23/2025	141,657
140,000	6.750%, 10/01/2037	182,058
40,000	6.250%, 02/01/2041	52,359
115,000	5.150%, 05/22/2045	128,033
5,000	4.750%, 10/21/2045	5,546
25,000	Willis North America, Inc.
	3.600%, 05/15/2024	25,289

		5,510,255

	Chemicals - 0.47%
200,000	E. I. du Pont Nemours and Co.
	2.200%, 05/01/2020	201,167
185,000	Potash Corp. of Saskatchewan, Inc.
	4.000%, 12/15/2026 (d)	191,122
225,000	The Dow Chemical Co.
	3.500%, 10/01/2024	231,438
20,000	The Sherwin-Williams Co.
	3.125%, 06/01/2024	20,132

		643,859

	Commercial Services & Supplies - 0.05%
55,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (Acquired 10/09/2015, Cost $66,965) (b)	71,610

	Communications Equipment - 0.09%
120,000	QUALCOMM, Inc.
	3.000%, 05/20/2022	123,148

	Consumer Finance - 1.67%
217,000	American Express Co.
	4.050%, 12/03/2042	223,069
	American Express Credit Corp.
250,000	2.125%, 03/18/2019	251,261
125,000	1.875%, 05/03/2019	125,024
90,000	2.200%, 03/03/2020	90,462
	Capital One Financial Corp.
285,000	2.450%, 04/24/2019	286,644
60,000	3.050%, 03/09/2022	60,536
40,000	4.200%, 10/29/2025	40,403
180,000	Ford Motor Credit Co. LLC
	3.810%, 01/09/2024	182,509
255,000	John Deere Capital Corp.
	1.950%, 06/22/2020	255,775
125,000	NiSource Finance Corp.
	3.490%, 05/15/2027	126,116
	PACCAR Financial Corp.
140,000	1.300%, 05/10/2019	138,924
165,000	2.200%, 09/15/2019	166,184
	Toyota Motor Credit Corp.
275,000	2.125%, 07/18/2019	276,991
70,000	2.600%, 01/11/2022	70,783

		2,294,681

	Diversified Financial Services - 2.01%
	American Honda Finance Corp.
290,000	1.700%, 02/22/2019	290,395
95,000	1.700%, 09/09/2021	93,131
	Anheuser-Busch InBev Finance, Inc.
40,000	1.900%, 02/01/2019	40,105
265,000	2.650%, 02/01/2021	268,776
410,000	3.650%, 02/01/2026 (d)	423,167
120,000	4.700%, 02/01/2036	132,488
215,000	4.900%, 02/01/2046	243,628
65,000	BAT International Finance Plc
	2.750%, 06/15/2020 (Acquired 06/10/2015, Cost $64,897) (b)	65,896
175,000	Daimler Finance North America LLC
	2.450%, 05/18/2020 (Acquired 05/11/2015, Cost $174,657) (b)	176,113
160,000	General Motors Financial Co, Inc.
	3.150%, 06/30/2022	160,428
90,000	General Motors Financial Co., Inc.
	4.300%, 07/13/2025	91,947
200,000	Hutchison Whampoa International Ltd.
	1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $199,540) (b)	199,642
30,000	Kinder Morgan Finance Co. LLC
	6.000%, 01/15/2018 (Acquired 01/08/2015, Cost $30,493) (b)	30,627
	Shell International Finance BV
320,000	1.625%, 11/10/2018	320,417
50,000	4.375%, 05/11/2045	52,455
180,000	4.000%, 05/10/2046	178,187

		2,767,402

	Diversified Telecommunication Services - 1.07%
	AT&T, Inc.
175,000	4.450%, 04/01/2024	184,482
235,000	4.500%, 05/15/2035	231,894
125,000	6.350%, 03/15/2040	147,325
175,000	4.750%, 05/15/2046	172,272
215,000	TELUS Corp.
	2.800%, 02/16/2027	203,059
	Verizon Communications, Inc.
385,000	4.125%, 03/16/2027	398,413
20,000	4.812%, 03/15/2039	20,284
105,000	4.862%, 08/21/2046	105,426
5,000	4.672%, 03/15/2055	4,701

		1,467,856

	Electric Utilities - 2.29%
90,000	Alabama Power Co.
	2.450%, 03/30/2022	90,367
190,000	Consolidated Edison Company of New York, Inc.
	4.625%, 12/01/2054	210,262
45,000	Duke Energy Carolinas LLC
	2.500%, 03/15/2023	45,127
375,000	Duke Energy Corp.
	3.550%, 09/15/2021	390,585
60,000	Duke Energy Florida LLC
	3.400%, 10/01/2046	55,941
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	69,696
235,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	246,608
	Edison International
35,000	3.750%, 09/15/2017	35,156
160,000	2.950%, 03/15/2023	161,773
	Emera US Finance LP
15,000	2.700%, 06/15/2021	15,036
20,000	4.750%, 06/15/2046	21,191
65,000	Exelon Corp.
	2.450%, 04/15/2021	64,879
70,000	FirstEnergy Corp.
	3.900%, 07/15/2027	70,366

	Fortis, Inc.
30,000	2.100%, 10/04/2021	29,413
40,000	3.055%, 10/04/2026	38,677
	Georgia Power Co.
120,000	1.950%, 12/01/2018	120,166
85,000	2.400%, 04/01/2021	85,226
	Great Plains Energy, Inc.
30,000	3.150%, 04/01/2022	30,350
25,000	3.900%, 04/01/2027	25,340
245,000	MidAmerican Energy Co.
	3.100%, 05/01/2027	246,978
30,000	NextEra Energy Capital Holdings, Inc.
	1.649%, 09/01/2018	29,918
100,000	Northeast Utilities
	2.800%, 05/01/2023	100,400
20,000	Oncor Electric Delivery Co. LLC
	7.000%, 09/01/2022	24,103
	Pacific Gas & Electric Co.
45,000	4.750%, 02/15/2044	51,335
225,000	4.250%, 03/15/2046	239,966
110,000	Progress Energy, Inc.
	3.150%, 04/01/2022	112,411
41,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	45,420
	The Southern Co.
30,000	1.850%, 07/01/2019	29,898
155,000	2.150%, 09/01/2019	155,148
20,000	2.950%, 07/01/2023	19,899
25,000	4.400%, 07/01/2046	25,558
245,000	Union Electric Co.
	6.700%, 02/01/2019	262,922

		3,150,115

	Food & Staples Retailing - 0.62%
335,000	Costco Wholesale Corp.
	2.150%, 05/18/2021	335,237
	CVS Health Corp.
220,000	2.125%, 06/01/2021	217,520
59,000	3.875%, 07/20/2025	61,448
55,000	2.875%, 06/01/2026 (d)	53,403
90,000	5.125%, 07/20/2045 (d)	103,578
40,000	Sysco Corp.
	2.500%, 07/15/2021	40,146
5,000	The Kroger Co.
	3.875%, 10/15/2046	4,424
25,000	Wal-Mart Stores, Inc.
	6.500%, 08/15/2037	35,281

		851,037

	Food Products - 0.37%
	Kraft Heinz Foods Co.
55,000	2.000%, 07/02/2018	55,153
40,000	2.800%, 07/02/2020	40,626
175,000	3.500%, 07/15/2022	180,624
185,000	5.000%, 07/15/2035	200,649
35,000	4.375%, 06/01/2046	34,416

		511,468

	Gas Utilities - 0.12%
160,000	Atmos Energy Corp.
	3.000%, 06/15/2027	159,140
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,715

		168,855

	Health Care Equipment & Supplies - 0.88%
	Abbott Laboratories
180,000	2.350%, 11/22/2019	181,458
75,000	2.800%, 09/15/2020	76,228
115,000	4.900%, 11/30/2046	127,175
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	209,021
100,000	3.363%, 06/06/2024	100,379
	Medtronic, Inc.
46,000	4.375%, 03/15/2035	50,339
10,000	4.625%, 03/15/2045 (d)	11,282
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	69,252
125,000	2.875%, 09/23/2023	124,072
260,000	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/2025	263,052

		1,212,258

	Health Care Providers & Services - 1.18%
90,000	Anthem, Inc.
	5.850%, 01/15/2036	108,639
	Cardinal Health, Inc.
20,000	1.950%, 06/15/2018	20,058
135,000	2.616%, 06/15/2022	135,278
280,000	3.200%, 03/15/2023	285,886
10,000	4.368%, 06/15/2047	10,376
	Catholic Health Initiatives
45,000	1.600%, 11/01/2017	45,011
95,000	2.600%, 08/01/2018	95,527
275,000	Humana, Inc.
	3.150%, 12/01/2022	280,072
80,000	Kaiser Foundation Hospitals
	4.150%, 05/01/2047	83,105
	UnitedHealth Group, Inc.
55,000	1.700%, 02/15/2019	54,976
240,000	1.625%, 03/15/2019	238,536
70,000	3.350%, 07/15/2022	73,132
135,000	3.950%, 10/15/2042	137,148
40,000	4.750%, 07/15/2045	46,059
10,000	4.250%, 04/15/2047	10,688

		1,624,491

	Hotels, Restaurants & Leisure - 0.21%
	McDonald’s Corp.
240,000	3.700%, 01/30/2026	248,993
20,000	4.600%, 05/26/2045	21,649
15,000	4.875%, 12/09/2045	16,790

		287,432

	Household Durables - 0.09%
105,000	Newell Rubbermaid, Inc.
	5.500%, 04/01/2046	126,718

	Independent Power and Renewable Electricity Producers - 0.27%
	Southern Power Co.
180,000	4.150%, 12/01/2025	188,299
180,000	4.950%, 12/15/2046	186,599

		374,898

	Insurance - 1.12%
	American International Group, Inc.
105,000	4.125%, 02/15/2024	111,020
120,000	4.500%, 07/16/2044	122,499
140,000	Chubb INA Holdings, Inc.
	3.350%, 05/03/2026 (d)	143,353
265,000	CNA Financial Corp.
	7.350%, 11/15/2019	296,296
235,000	Liberty Mutual Group, Inc.
	4.250%, 06/15/2023 (Acquired 11/18/2016, Cost $246,672) (b)	250,342
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	74,499
13,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (Acquired 04/06/2016, Cost $18,890) (b)	21,340
	New York Life Global Funding
130,000	1.950%, 02/11/2020 (Acquired 02/04/2015, Cost $129,976) (b)	129,776
40,000	2.000%, 04/13/2021 (Acquired 04/06/2016, Cost $39,941) (b)	39,667
160,000	The Travelers Cos., Inc.
	4.000%, 05/30/2047	164,102
180,000	Trinity Acquisition Plc
	4.400%, 03/15/2026	188,290

		1,541,184

	Internet & Direct Marketing Retail - 0.05%
60,000	Amazon.com, Inc.
	4.950%, 12/05/2044	70,989

	Internet Software & Services - 0.12%
165,000	eBay, Inc.
	2.150%, 06/05/2020	165,120

	IT Services - 0.60%
205,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/2026	202,222
230,000	MasterCard, Inc.
	3.375%, 04/01/2024	240,097
	Visa, Inc.
165,000	2.800%, 12/14/2022	168,115
160,000	3.150%, 12/14/2025	162,618
45,000	4.300%, 12/14/2045	49,479

		822,531

	Life Sciences Tools & Services - 0.05%
	Thermo Fisher Scientific, Inc.
55,000	3.000%, 04/15/2023	55,518
10,000	2.950%, 09/19/2026	9,743

		65,261

	Machinery - 0.45%
	Eaton Corp.
80,000	5.600%, 05/15/2018	82,694
230,000	2.750%, 11/02/2022	231,538
35,000	Fortive Corp.
	2.350%, 06/15/2021	34,830
265,000	Stanley Black & Decker, Inc.
	2.451%, 11/17/2018	267,670

		616,732

	Media - 1.68%
	21st Century Fox America, Inc.
175,000	4.500%, 02/15/2021	187,686
10,000	3.375%, 11/15/2026	9,996
80,000	6.150%, 02/15/2041	101,319
10,000	4.950%, 10/15/2045	10,867
10,000	CBS Corp.
	4.000%, 01/15/2026	10,366
	Charter Communications Operating LLC / Charter Communications Operating Capital
15,000	3.579%, 07/23/2020	15,512
115,000	4.464%, 07/23/2022	122,663
5,000	4.908%, 07/23/2025	5,410
230,000	3.750%, 02/15/2028 (Acquired 06/27/2017, Cost $228,082) (b)	227,097
80,000	6.484%, 10/23/2045	96,356
	Comcast Corp.
345,000	5.875%, 02/15/2018	354,095
15,000	3.375%, 08/15/2025 (d)	15,404
295,000	3.150%, 03/01/2026	296,852
50,000	4.750%, 03/01/2044	55,770
50,000	3.400%, 07/15/2046	45,652
	Cox Communications, Inc.
50,000	3.250%, 12/15/2022 (Acquired 09/17/2015 and 10/06/2015, Cost $47,493) (b)(d)	49,957
140,000	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $139,384) (b)(d)	136,735
5,000	3.350%, 09/15/2026 (Acquired 09/08/2016, Cost $4,992) (b)	4,919
	Discovery Communications, LLC
30,000	3.800%, 03/13/2024	30,378
35,000	3.450%, 03/15/2025	34,126
10,000	4.900%, 03/11/2026	10,618
320,000	The Walt Disney Co.
	1.800%, 06/05/2020	319,446
	Time Warner Cable, Inc.
45,000	5.500%, 09/01/2041	48,524
50,000	4.500%, 09/15/2042	47,750
60,000	Time Warner, Inc.
	2.950%, 07/15/2026	56,715
25,000	Viacom, Inc.
	4.375%, 03/15/2043	22,304

		2,316,517

	Metals & Mining - 0.54%
	National Rural Utilities Cooperative Finance Corp.
190,000	1.650%, 02/08/2019	189,613
170,000	2.950%, 02/07/2024	171,757
	Nucor Corp.
105,000	4.125%, 09/15/2022	112,461
125,000	4.000%, 08/01/2023	132,292
95,000	Rio Tinto Finance USA Ltd.
	3.750%, 06/15/2025	100,091

	Vale Overseas Ltd.
15,000	6.250%, 08/10/2026	16,219
15,000	6.875%, 11/10/2039	16,162

		738,595

	Multi-Utilities - 0.87%
105,000	Berkshire Hathaway Energy Co.
	6.125%, 04/01/2036	135,303
285,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	298,009
	Dominion Energy, Inc.
240,000	1.400%, 09/15/2017	240,001
160,000	2.579%, 07/01/2020 (a)	160,941
35,000	2.850%, 08/15/2026	33,429
60,000	DTE Energy Co.
	1.500%, 10/01/2019	59,134
270,000	WEC Energy Group, Inc.
	3.550%, 06/15/2025	278,888

		1,205,705

	Oil, Gas & Consumable Fuels - 3.13%
	Anadarko Petroleum Corp.
50,000	8.700%, 03/15/2019	55,168
15,000	6.950%, 06/15/2019	16,267
20,000	3.450%, 07/15/2024	19,567
45,000	4.500%, 07/15/2044	41,393
50,000	6.600%, 03/15/2046	61,971
5,000	Apache Corp.
	4.250%, 01/15/2044	4,701
	BP Capital Markets Plc
20,000	2.521%, 01/15/2020	20,286
50,000	2.112%, 09/16/2021	49,587
50,000	3.062%, 03/17/2022	51,142
60,000	3.588%, 04/14/2027	60,952
170,000	Buckeye Partners LP
	4.875%, 02/01/2021	180,116
	Canadian Natural Resources Ltd.
80,000	3.800%, 04/15/2024	81,079
170,000	3.900%, 02/01/2025 (d)	171,320
25,000	3.850%, 06/01/2027	24,848
30,000	6.500%, 02/15/2037	35,729
10,000	6.250%, 03/15/2038 (d)	11,691
20,000	Cenovus Energy, Inc.
	4.250%, 04/15/2027 (Acquired 04/20/2017, Cost $19,974) (b)(d)	19,090
160,000	Chevron Corp.
	1.790%, 11/16/2018	160,522
225,000	Columbia Pipeline Group, Inc.
	4.500%, 06/01/2025	239,898
70,000	ConocoPhillips Co.
	4.950%, 03/15/2026	78,096
35,000	Devon Energy Corp.
	3.250%, 05/15/2022	34,823
20,000	Devon Financing Co. LLC
	7.875%, 09/30/2031	26,014
25,000	Enbridge, Inc.
	3.700%, 07/15/2027	25,034
50,000	Encana Corp.
	3.900%, 11/15/2021 (d)	51,012
	Energy Transfer LP
25,000	3.600%, 02/01/2023	25,146
10,000	5.950%, 10/01/2043	10,630
105,000	5.300%, 04/15/2047	104,267
	Enterprise Products Operating LLC
40,000	3.950%, 02/15/2027	41,425
155,000	6.125%, 10/15/2039	186,414
145,000	EOG Resources, Inc.
	4.150%, 01/15/2026	152,616
	Hess Corp.
45,000	5.600%, 02/15/2041	44,381
60,000	5.800%, 04/01/2047	60,713
270,000	Husky Energy, Inc.
	3.950%, 04/15/2022	279,384
75,000	Kinder Morgan, Inc.
	5.550%, 06/01/2045	79,766
20,000	Magellan Midstream Partners LP
	5.000%, 03/01/2026	22,094
	Marathon Oil Corp.
35,000	2.700%, 06/01/2020	34,715
30,000	2.800%, 11/01/2022	28,798
15,000	3.850%, 06/01/2025 (d)	14,666
175,000	Marathon Petroleum Corp.
	3.625%, 09/15/2024	177,097
	MPLX LP
180,000	4.875%, 12/01/2024	192,200
25,000	4.125%, 03/01/2027	25,134
100,000	5.200%, 03/01/2047	103,378
	Petroleos Mexicanos
45,000	6.375%, 02/04/2021	48,816
45,000	5.500%, 06/27/2044	40,005
42,000	6.750%, 09/21/2047	42,520
120,000	Phillips 66
	4.300%, 04/01/2022	128,723
115,000	Phillips 66 Partners LP
	3.550%, 10/01/2026	111,918
	Pioneer Natural Resources Co.
95,000	3.450%, 01/15/2021	97,683
35,000	4.450%, 01/15/2026	36,929
25,000	Plains All American Pipeline LP
	4.500%, 12/15/2026	25,331
	Regency Energy Partners LP
15,000	5.875%, 03/01/2022	16,540
30,000	4.500%, 11/01/2023	31,170
130,000	Spectra Energy Partners LP
	3.375%, 10/15/2026 (d)	127,321
55,000	Statoil ASA
	3.950%, 05/15/2043	53,956
	Sunoco Logistics Partners Operations LP
125,000	4.250%, 04/01/2024	126,608
5,000	3.900%, 07/15/2026	4,915

95,000	TC PipeLines, LP
	3.900%, 05/25/2027	94,985
90,000	Valero Energy Corp.
	3.400%, 09/15/2026	88,214
125,000	Williams Partners LP
	3.600%, 03/15/2022	127,840

		4,306,604

	Pharmaceuticals - 1.03%
	Allergan Funding SCS
150,000	2.350%, 03/12/2018	150,652
15,000	3.000%, 03/12/2020	15,328
55,000	3.450%, 03/15/2022	56,754
35,000	4.550%, 03/15/2035	37,469
115,000	Baxalta, Inc.
	4.000%, 06/23/2025	120,146
	EMD Finance LLC
50,000	2.950%, 03/19/2022 (Acquired 03/16/2015, Cost $49,912) (b)	50,941
85,000	3.250%, 03/19/2025 (Acquired 10/13/2015, Cost $83,294) (b)	85,440
	Johnson & Johnson
10,000	3.550%, 03/01/2036	10,328
55,000	3.625%, 03/03/2037	57,633
	Mylan NV
55,000	3.000%, 12/15/2018	55,762
60,000	3.750%, 12/15/2020	62,414
5,000	3.150%, 06/15/2021	5,091
	Sanofi-Aventis SA
70,000	1.250%, 04/10/2018	69,928
210,000	4.000%, 03/29/2021	223,477
	Teva Pharmaceutical Finance Netherlands III BV
85,000	1.700%, 07/19/2019	84,282
120,000	2.200%, 07/21/2021	117,912
225,000	3.150%, 10/01/2026 (d)	214,100

		1,417,657

	Real Estate Management & Development - 1.22%
	American Tower Corp.
25,000	3.450%, 09/15/2021	25,806
15,000	2.250%, 01/15/2022	14,642
320,000	Boston Properties LP
	3.650%, 02/01/2026	324,401
90,000	Brandywine Operating Partnership LP
	4.100%, 10/01/2024	90,446
180,000	Crown Castle International Corp.
	3.400%, 02/15/2021	184,986
170,000	ERP Operating LP
	3.000%, 04/15/2023	170,936
495,000	Simon Property Group LP
	2.200%, 02/01/2019	498,218
	Ventas Realty LP
60,000	2.700%, 04/01/2020	60,559
125,000	5.700%, 09/30/2043	146,390
160,000	Vornado Realty LP
	2.500%, 06/30/2019	161,338

		1,677,722

	Road & Rail - 0.55%
	Burlington Northern Santa Fe, LLC
135,000	3.650%, 09/01/2025	142,225
10,000	3.250%, 06/15/2027	10,229
20,000	3.900%, 08/01/2046	20,393
45,000	4.125%, 06/15/2047	47,443
110,000	CSX Corp.
	3.250%, 06/01/2027	110,929
100,000	Norfolk Southern Corp.
	3.150%, 06/01/2027	99,861
105,000	Penske Truck Leasing Co., LP
	4.875%, 07/11/2022 (Acquired 07/16/2013 and 10/14/2015, Cost $109,012) (b)(d)	114,833
100,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	100,960
110,000	Union Pacific Corp.
	3.375%, 02/01/2035	109,001

		755,874

	Semiconductors & Semiconductor Equipment - 1.01%
200,000	Analog Devices, Inc.
	3.900%, 12/15/2025	208,251
	Applied Materials, Inc.
15,000	3.300%, 04/01/2027	15,262
10,000	4.350%, 04/01/2047	10,641
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
80,000	2.375%, 01/15/2020 (Acquired 01/11/2017, Cost $79,819) (b)	80,165
175,000	3.000%, 01/15/2022 (Acquired 01/11/2017, Cost $174,286) (b)	176,747
70,000	3.625%, 01/15/2024 (Acquired 01/11/2017, Cost $69,927) (b)	71,711
	Intel Corp.
30,000	1.700%, 05/19/2021	29,627
185,000	3.300%, 10/01/2021	193,559
75,000	2.350%, 05/11/2022	75,226
55,000	4.900%, 07/29/2045	64,057
10,000	4.100%, 05/19/2046	10,391
60,000	Lam Research Corp.
	2.800%, 06/15/2021	60,919
165,000	Maxim Integrated Products, Inc.
	3.450%, 06/15/2027	164,365
65,000	Qualcomm, Inc.
	2.100%, 05/20/2020	65,324
160,000	Xilinx, Inc.
	2.950%, 06/01/2024	160,578

		1,386,823

	Software - 0.66%
160,000	Autodesk, Inc.
	3.500%, 06/15/2027	157,670
	Microsoft Corp.
50,000	1.550%, 08/08/2021	48,950
50,000	2.375%, 02/12/2022	50,399
15,000	3.300%, 02/06/2027	15,470
155,000	4.450%, 11/03/2045	172,893
90,000	3.700%, 08/08/2046	89,295
	Oracle Corp.
165,000	2.500%, 05/15/2022	166,676
155,000	4.300%, 07/08/2034	168,479

40,000	3.900%, 05/15/2035	41,297

		911,129

	Specialty Retail - 0.33%
	Home Depot, Inc.
120,000	2.700%, 04/01/2023	121,841
140,000	3.350%, 09/15/2025	145,527
65,000	5.875%, 12/16/2036	84,833
5,000	3.500%, 09/15/2056	4,544
	Lowe’s Cos., Inc.
30,000	3.100%, 05/03/2027	29,901
5,000	4.375%, 09/15/2045	5,308
60,000	3.700%, 04/15/2046	57,983

		449,937

	Technology Hardware, Storage & Peripherals - 0.63%
	Apple, Inc.
250,000	2.400%, 05/03/2023	248,234
5,000	3.000%, 02/09/2024	5,080
20,000	3.350%, 02/09/2027	20,471
85,000	3.450%, 02/09/2045	80,080
	Dell International LLC / EMC Corp.
190,000	3.480%, 06/01/2019 (Acquired 05/17/2016, Cost $189,952) (b)	194,531
245,000	4.420%, 06/15/2021 (Acquired 05/17/2016 and 12/01/2016 , Cost $250,613) (b)(d)	258,512
65,000	Hewlett Packard Enterprise Co.
	3.600%, 10/15/2020	67,072

		873,980

	Tobacco - 0.29%
	Altria Group, Inc.
40,000	4.250%, 08/09/2042	41,439
30,000	3.875%, 09/16/2046	29,216
170,000	Philip Morris International, Inc.
	2.625%, 03/06/2023	169,678
	Reynolds American, Inc.
65,000	2.300%, 06/12/2018	65,298
80,000	5.850%, 08/15/2045	98,352

		403,983

	Wireless Telecommunication Services - 0.32%
255,000	Rogers Communications, Inc.
	2.900%, 11/15/2026	246,062
200,000	Sprint Spectrum Co. LLC
	3.360%, 03/20/2023 (Acquired 10/20/2016, Cost $199,997) (b)	202,010

		448,072

	Total Corporate Obligations (Cost $50,835,110)	52,083,427

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.19%
280,000	European Investment Bank
	2.375%, 06/15/2022	283,806
260,000	KfW Group
	2.125%, 06/15/2022	260,904
200,000	Kuwait International Government Bond
	3.500%, 03/20/2027 (Acquired 03/13/2017, Cost $198,052) (b)	204,685
84,000	Mexico Government International Bond
	5.750%, 10/12/2110	87,570
230,000	Oman Government International Bond
	5.375%, 03/08/2027 (Acquired 03/01/2017, Cost $229,122) (b)	235,727
325,000	Province of Ontario Canada
	2.500%, 04/27/2026	319,760
240,000	Province of Quebec Canada
	2.375%, 01/31/2022	242,240

	Total Foreign Government Debt Obligations (Cost $1,615,817)	1,634,692

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 32.39%
	Federal Home Loan Mortgage Corp.
33,585	Series 2590, 5.000%, 03/15/2018	33,828
782,593	Series K703, 2.699%, 05/25/2018	788,882
978	Pool #E99763 4.500%, 09/01/2018	1,000
591	Pool #E99764 4.500%, 09/01/2018	604
600,000	Series K705, 2.303%, 09/25/2018 (a)	604,676
888,122	Series K706, 2.323%, 10/25/2018	895,476
600,000	Series K709, 2.086%, 03/25/2019	604,099
50,987	Pool #D96291 4.500%, 09/01/2023	54,632
122,526	Pool #G13624 5.000%, 08/01/2024	130,946
209,130	Series 2329, 6.500%, 06/15/2031	234,753
103,643	Series 2338, 6.500%, 07/15/2031	120,646
144,598	Pool #780447 3.028%, 04/01/2033 (a)	151,704
798,511	Pool #U89032 3.000%, 07/01/2033	814,284
1,162,534	Pool #C91849 3.500%, 09/01/2035	1,210,906
134	Pool #A43129 5.500%, 02/01/2036	149
200,000	Pool #TBA 4.000%, 08/15/2040 (e)	209,955
200,000	Pool #TBA 4.000%, 07/15/2041 (e)	210,354
607,052	Pool #U90688 4.000%, 05/01/2042	644,068
1,800,000	Pool #TBA 3.500%, 08/15/2042 (e)	1,845,936
1,000,000	Pool #TBA 3.000%, 07/15/2043 (e)	997,891
433,058	Pool #G08635 3.000%, 04/01/2045	432,537
45,000	Series 2017-K726, 3.971%, 07/25/2049 (Acquired 06/21/2017, Cost $45,974) (a)(b)	45,342
15,000	Series 2017-K64, 3.980%, 05/25/2050 (Acquired 05/03/2017, Cost $15,008) (a)(b)	15,215
	Federal National Mortgage Association
182	Pool #685505 5.000%, 05/01/2018	187
181	Pool #705709 5.000%, 05/01/2018	185
77,246	Series 2014-C01, 2.832%, 01/25/2024 (a)	78,115
54,777	Series 2014-C02, 2.182%, 05/28/2024 (a)	54,879
732,497	Pool #AI4868 4.000%, 06/01/2026	771,051
657,424	Pool #AJ8325 3.000%, 12/01/2026	676,801
500,000	Pool #TBA 2.500%, 07/15/2027 (e)	502,637
400,000	Pool #TBA 3.000%, 07/15/2027 (e)	410,563
549,244	Pool #AL2877 3.500%, 01/01/2028	572,147
14,572	Pool #544859 2.419%, 08/01/2029 (a)	14,633
90,332	Pool #BC4938 2.500%, 04/01/2031	90,892
154,928	Pool #786848 7.000%, 10/01/2031	178,785
95,816	Pool #MA2868 2.500%, 01/01/2032 (a)	96,471
301,624	Pool #AS9505 3.000%, 04/01/2032	309,883
5,040	Pool #727181 5.000%, 08/01/2033	5,568
2,393	Pool #730727 5.000%, 08/01/2033	2,644
642	Pool #741862 5.500%, 09/01/2033	717
804	Pool #766197 5.500%, 02/01/2034	901
164	Pool #776974 5.500%, 04/01/2034	185
169,381	Pool #888504 2.840%, 04/01/2034 (a)	178,602
383,447	Pool #MA1870 4.500%, 04/01/2034	413,797

8,005	Pool #775776 5.500%, 05/01/2034	8,966
142,004	Pool #802783 3.037%, 10/01/2034 (a)	149,607
5,412	Pool #781629 5.500%, 12/01/2034	6,029
6,673	Pool #822815 5.500%, 04/01/2035	7,466
5,908	Pool #357850 5.500%, 07/01/2035	6,627
3,596	Pool #820242 5.000%, 07/01/2035	3,956
1,079	Pool #838452 5.500%, 09/01/2035	1,213
6,995	Pool #865854 6.000%, 03/01/2036	7,990
9,277	Pool #891474 6.000%, 04/01/2036	10,596
7,482	Pool #906000 6.000%, 01/01/2037	8,505
68	Pool #928062 5.500%, 02/01/2037	76
139	Pool #899119 5.500%, 04/01/2037	154
205	Pool #970131 5.500%, 03/01/2038	229
217	Pool #981313 5.500%, 06/01/2038	242
158	Pool #985108 5.500%, 07/01/2038	176
55	Pool #964930 5.500%, 08/01/2038	61
96	Pool #987032 5.500%, 08/01/2038	107
119	Pool #968371 5.500%, 09/01/2038	132
50	Pool #993050 5.500%, 12/01/2038	56
24,049	Pool #993579 4.000%, 05/01/2039	25,417
4,775	Pool #AA5840 4.000%, 06/01/2039	5,048
67,905	Pool #AA8715 4.000%, 06/01/2039	72,481
250,939	Pool #AD0586 4.500%, 12/01/2039	273,627
728,253	Pool #AD4062 5.000%, 05/01/2040	797,678
611,087	Pool #AD6929 5.000%, 06/01/2040	669,251
14,894	Pool #AD9896 4.000%, 08/01/2040	15,725
3,400,000	Pool #TBA 3.500%, 08/15/2040 (e)	3,486,431
200,000	Pool #TBA 4.500%, 08/15/2040 (e)	214,301
17,568	Pool #AB1500 4.000%, 09/01/2040	18,550
14,804	Pool #AD9856 4.000%, 09/01/2040	15,639
10,825	Pool #AE2559 4.000%, 09/01/2040	11,433
4,009	Pool #AE2562 4.000%, 09/01/2040	4,232
5,317	Pool #AE2566 4.000%, 09/01/2040	5,616
33,796	Pool #AE4124 4.000%, 10/01/2040	35,699
18,010	Pool #AE4888 4.000%, 10/01/2040	19,029
26,960	Pool #AE3916 4.000%, 11/01/2040	28,489
3,689	Pool #AE5147 4.000%, 11/01/2040	3,896
47,683	Pool #AE8715 4.000%, 11/01/2040	50,362
5,368	Pool #AH0006 4.000%, 12/01/2040	5,669
14,889	Pool #AH0020 4.000%, 12/01/2040	15,727
29,313	Pool #AH0599 4.000%, 12/01/2040	30,968
10,089	Pool #AH0601 4.000%, 12/01/2040	10,656
21,591	Pool #AH1263 4.000%, 01/01/2041	22,796
82,545	Pool #AL5233 4.000%, 01/01/2041	87,212
6,535	Pool #AH4659 4.000%, 02/01/2041	6,902
90,490	Pool #AH5653 4.000%, 02/01/2041	95,513
131,835	Pool #AL0934 5.000%, 02/01/2041	144,091
187,786	Pool #AD1889 4.500%, 03/01/2041	202,071
11,505	Pool #AH6150 4.000%, 03/01/2041	12,142
115,870	Pool #AL0215 4.500%, 04/01/2041	125,423
101,750	Pool #AL0187 5.000%, 05/01/2041	111,309
17,031	Pool #AL0456 5.000%, 06/01/2041	18,617
900,000	Pool #TBA 3.500%, 07/15/2041 (e)	924,434
200,000	Pool #TBA 4.500%, 07/15/2041 (e)	214,570
89,281	Pool #AI8842 4.500%, 08/01/2041	96,563
41,237	Pool #AL0815 4.000%, 09/01/2041	44,086
14,712	Pool #AJ1562 4.000%, 10/01/2041	15,728
13,957	Pool #AJ1972 4.000%, 10/01/2041	14,921
751,853	Pool #AJ2212 4.500%, 10/01/2041	814,140
21,357	Pool #AJ4756 4.000%, 10/01/2041	22,832
18,504	Pool #AJ3330 4.000%, 11/01/2041	19,781
18,753	Pool #AJ4549 4.000%, 11/01/2041	20,049
13,747	Pool #AJ4698 4.000%, 11/01/2041	14,697
28,611	Pool #AJ5424 4.000%, 11/01/2041	30,587
11,498	Pool #AJ7840 4.000%, 11/01/2041	12,290
18,788	Pool #AB3995 4.000%, 12/01/2041	20,083
18,561	Pool #AI0848 4.000%, 12/01/2041	19,842
16,573	Pool #AJ4187 4.000%, 12/01/2041	17,718
19,621	Pool #AJ5736 4.000%, 12/01/2041	20,976
11,529	Pool #AJ5968 4.000%, 12/01/2041	12,170
22,854	Pool #AJ6061 4.000%, 12/01/2041	24,424
14,391	Pool #AJ7868 4.000%, 12/01/2041	15,384
33,309	Pool #AJ8104 4.000%, 12/01/2041	35,610
20,577	Pool #AJ8109 4.000%, 12/01/2041	21,999
13,450	Pool #AJ8171 4.000%, 12/01/2041	14,375
23,719	Pool #AJ8341 4.000%, 12/01/2041	25,356
36,212	Pool #AJ8436 4.000%, 12/01/2041	38,715
14,337	Pool #AJ8912 4.000%, 12/01/2041	15,320
19,766	Pool #AJ9248 4.000%, 12/01/2041	21,125
18,011	Pool #AJ2446 4.000%, 01/01/2042	19,012
22,318	Pool #AJ7538 4.000%, 01/01/2042	23,851
8,090	Pool #AJ8001 4.000%, 01/01/2042	8,538
21,047	Pool #AJ8369 4.000%, 01/01/2042	22,502
20,050	Pool #AJ9162 4.000%, 01/01/2042	21,436
111,917	Pool #AJ9330 4.000%, 01/01/2042	119,652
12,627	Pool #AJ9779 4.000%, 01/01/2042	13,366
19,808	Pool #AK0170 4.000%, 01/01/2042	21,174
39,794	Pool #AK0543 4.000%, 01/01/2042	42,520
15,587	Pool #AK0563 4.000%, 01/01/2042	16,658
33,591	Pool #AK1827 4.000%, 01/01/2042	35,913
448,793	Pool #AL2752 5.000%, 03/01/2042	491,802
102,607	Pool #AB5529 4.000%, 07/01/2042	108,852
224,290	Pool #AB6228 3.500%, 09/01/2042	231,379
436,259	Pool #AQ9316 2.500%, 01/01/2043	422,860
1,210,151	Pool #AT2720 3.000%, 05/01/2043	1,216,366
901,413	Pool #AT5900 3.000%, 06/01/2043	905,466
509,553	Pool #AU1625 3.500%, 07/01/2043	526,171
830,756	Pool #AS5469 4.000%, 07/01/2045	877,983
1,600,762	Pool #AZ0832 4.000%, 07/01/2045	1,684,295
174,854	Pool #AS5597 3.500%, 08/01/2045	179,801
733,689	Pool #AS6196 3.500%, 11/01/2045	754,241
1,049,690	Pool #AS7170 3.500%, 05/01/2046	1,079,094
1,057,980	Pool #AS7242 3.500%, 05/01/2046	1,087,616
760,065	Pool #BC9468 3.000%, 06/01/2046	759,814
1,006,013	Pool #AS7492 4.000%, 07/01/2046	1,059,335
903,684	Pool #AS8299 3.000%, 11/01/2046	905,448
184,152	Pool #MA3038 4.500%, 06/01/2047	197,639

	Government National Mortgage Association
12,609	Pool #614436 5.000%, 08/15/2033	13,748
38,593	Pool #736686 5.000%, 02/15/2039	42,439
785,647	Pool #723248 5.000%, 10/15/2039	875,979
423,403	Pool #783403 3.500%, 09/15/2041	439,054
500,000	Pool #TBA 3.500%, 07/15/2042 (e)	517,949
900,000	Pool #TBA 3.000%, 08/15/2042 (e)	908,384
750,129	Pool #AD8801 3.500%, 03/15/2043	781,456
195,000	Pool #TBA 3.500%, 08/15/2043 (e)	201,688
340,153	Pool #AL9364 3.500%, 03/20/2045	353,378
700,000	Pool #TBA 3.000%, 07/15/2045 (e)	707,109
205,000	Pool #TBA 3.500%, 07/15/2045 (e)	212,351
604,838	Pool #AQ0562 4.000%, 12/15/2046	637,332
175,973	Pool #MA4197 4.000%, 01/20/2047	185,445
411,893	Pool #MA4264 4.500%, 02/20/2047	438,312
664,034	Pool #MA4322 4.000%, 03/20/2047	699,753
883,101	Pool #MA4453 4.500%, 05/20/2047	940,560

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $44,267,769)	44,597,210

	MUNICIPAL DEBT OBLIGATIONS - 0.53%
	California, GO,
95,000	7.550%, 04/01/2039	145,133
80,000	7.350%, 11/01/2039	117,620
45,000	7.600%, 11/01/2040	70,093
160,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	203,683
50,000	Illinois, GO
	5.665%, 03/01/2018	50,834
45,000	Illinois, GO,
	5.100%, 06/01/2033	42,171
65,000	New Jersey State Turnpike Authority, Series F, Revenue Bond,
	7.414%, 01/01/2040	98,264

	Total Municipal Debt Obligations (Cost $694,986)	727,798

	U.S. TREASURY OBLIGATIONS - 19.65%
	U.S. Treasury Bonds - 5.73%
2,021,517	0.125%, 07/15/2024 (f)(g)	1,986,854
219,000	4.500%, 08/15/2039	283,780
3,225,000	3.125%, 11/15/2041	3,415,917
2,365,000	2.500%, 05/15/2046	2,200,375
	U.S. Treasury Notes - 13.92%
2,380,000	0.750%, 07/15/2019	2,349,553
975,000	1.625%, 03/15/2020	978,199
841,000	1.125%, 09/30/2021	818,103
3,440,000	2.000%, 11/15/2021	3,469,495
3,145,000	2.000%, 02/15/2022	3,169,078
510,000	1.500%, 03/31/2023	496,094
3,892,000	2.375%, 08/15/2024	3,952,053
1,603,000	2.000%, 08/15/2025 (g)	1,576,044
801,000	1.625%, 05/15/2026 (g)	759,527
810,000	1.500%, 08/15/2026	757,793
455,000	2.000%, 11/15/2026	443,731
400,000	2.250%, 02/15/2027	398,211

	Total U.S. Treasury Obligations (Cost $26,962,038)	27,054,807

Number of Shares
	SHORT TERM INVESTMENTS - 2.30%
	Money Market Funds - 2.30%
3,162,080	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 0.88%, 12/31/2031 (h)	3,162,080

	Total Short Term Investments (Cost $3,162,080)	3,162,080

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.53%
3,481,070	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 1.34% (h)	3,481,070

	Total Investments Purchased as Securities Lending Collateral (Cost $3,481,070)	3,481,070

	Total Investments (Cost $150,602,531) - 110.66%	152,356,660
	Liabilities in Excess of Other Assets - (10.66)%	(14,671,607)

	TOTAL NET ASSETS - 100.00%	$137,685,053

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2017.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $15,571,989, which represents 11.31% of total net assets.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $173,334, which represents 0.13% of total net assets.
(d)	All or portion of this security is on loan.
(e)	Security purchased on a when-issued basis. On June 30, 2017, the total value of investments purchased on a when-issued basis was $11,564,553 or 8.40% of total net assets.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	All or a portion of this security is held as collateral for certain swap and futures contracts.
(h)	Seven-day yield as of June 30, 2017.
(i)	As of June 30, 2017, the Valaution Committee has fair valued these securities. The value of these securities total $245,079, which represents 0.18% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$150,602,531

Gross unrealized appreciation	2,507,440
Gross unrealized depreciation	(753,311)

Net unrealized appreciation	$1,754,129

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Schedule of Open Futures Contracts (Unaudited)

June 30, 2017

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	(15)	$(3,685,875)	Sep-18	$(332)
U.S. Treasury 2 - Year Note Futures	1	216,109	Sep-17	(158)
U.S. Treasury 5 - Year Note Futures	29	3,417,242	Sep-17	(7,500)
U.S. Treasury 10 - Year Note Futures	(26)	(3,263,813)	Sep-17	5,866
U.S. Treasury Long Bond Futures	2	307,375	Sep-17	2,809
U.S. Treasury Ultra 10 - Year Note Futures	8	1,078,500	Sep-17	(264)
U.S. Treasury Ultra Bond Futures	12	1,990,500	Sep-17	31,904

				$32,325

Schedule of Open Swap Contracts (Unaudited)

Credit Default Swaps on Credit Indices — Sell Protection(1)

June 30, 2017

Reference Obligation	Implied Credit Spread at June 30, 2017(2)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.28 Index*	0.61%	1.000%	6/20/2022	Morgan Stanley	$1,026,000	$18,945	$17,429	$1,516

						$18,945	$17,429	$1,516

Interest Rate Swaps (Unaudited)

June 30, 2017

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	3-MO-USD-LIBOR**	2.250%	9/21/2026	Morgan Stanley	$4,143,000	($5,594)	($181,289)	$175,695
Pay	3-MO-USD-LIBOR**	2.121%	6/7/2027	Morgan Stanley	280,000	5,585	0	5,585
Pay	3-MO-USD-LIBOR**	2.122%	6/7/2027	Morgan Stanley	245,000	4,876	0	4,876
Pay	3-MO-USD-LIBOR**	2.117%	6/7/2027	Morgan Stanley	243,000	4,930	0	4,930
Pay	3-MO-USD-LIBOR**	2.124%	6/7/2027	Morgan Stanley	280,000	5,512	0	5,512

						$15,309	($181,289)	$196,598

1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
3)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2017

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 97.89%
	Alabama - 0.40%
$ 100,000	The Lower Alabama Gas District, Series A, Revenue Bond,
	5.000%, 09/01/2034	$119,793

	Arizona - 1.91%
150,000	Arizona Industrial Development Authority, Revenue Bond,
	6.000%, 07/01/2047	155,469
200,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	229,874
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	180,889

		566,232

	Arkansas - 1.80%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	536,025

	California - 15.35%
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2042	112,366
200,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	218,290
200,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	235,148
200,000	California Statewide Communities Development Authority, Prerefunded, Revenue Bond,
	6.125%, 07/01/2046	214,588
	California Statewide Communities Development Authority, Series A, Revenue Bond,
160,000	6.125%, 11/01/2033	179,238
150,000	5.250%, 12/01/2056	164,157
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	347,181
500,000	California, GO,
	6.500%, 04/01/2033	546,565
300,000	California, Refunding, GO,
	5.000%, 11/01/2043	345,093
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	106,769
300,000	Golden State Tobacco Securitization Corp., Series A-1, Refunding, Revenue Bond,
	5.000%, 06/01/2024	353,097
500,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	539,215
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	355,703
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	329,733
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	286,770
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	227,146

		4,561,059

	Colorado - 2.89%
350,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	363,741
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	145,733
300,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	350,808

		860,282

	Connecticut - 1.75%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	520,130

	Florida - 4.67%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	330,129
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	254,029
250,000	Miami-Dade County Health Facilities Authority, Series A, Revenue Bond,
	5.000%, 08/01/2047	281,587
430,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	461,936
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	47,069
10,000	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
	7.250%, 06/01/2034	11,785

		1,386,535

	Georgia - 1.98%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	346,734
125,000	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond,
	6.250%, 11/01/2039	139,577
100,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	101,952

		588,263

	Illinois - 4.83%
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	79,417
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	65,105
225,000	Illinois Finance Authority, Prerefunded, Revenue Bond,
	7.000%, 08/15/2044	251,984
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	114,402
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	172,268
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	511,695
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	159,780
	State of Illinois, GO
20,000	5.000%, 05/01/2036	20,067
30,000	5.000%, 02/01/2039	29,999
30,000	State of Illinois, Series A, GO
	5.000%, 04/01/2038	29,921

		1,434,638

	Indiana - 4.15%
500,000	Fishers Industry Redevelopment District, Revenue Bond,
	5.250%, 07/15/2034	547,460

100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	114,447
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	291,935
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	142,976
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	136,633

		1,233,451

	Kansas - 1.20%
300,000	Kansas Department of Transportation Highway Revenue, Series A, Revenue Bond,
	5.000%, 09/01/2029	357,714

	Kentucky - 0.92%
250,000	Kentucky Economic Development Finance Authority, Series A, Revenue Bond,
	5.000%, 06/01/2045	272,403

	Louisiana - 1.49%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	233,762
200,000	Louisiana State Citizens Property Insurance Corp., Prerefunded, Revenue Bond, AGC Insured,
	6.750%, 06/01/2026	210,382

		444,144

	Maryland - 1.65%
250,000	City of Baltimore, Refunding, Revenue Bond,
	5.000%, 09/01/2046	278,632
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	212,154

		490,786

	Massachusetts - 0.68%
190,000	Massachusetts Development Finance Agency, Series A, Prerefunded, Revenue Bond,
	5.500%, 11/15/2036	201,584

	Michigan - 0.75%
100,000	Michigan Finance Authority, Revenue Bond,
	5.000%, 11/15/2041	111,878
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	112,169

		224,047

	Minnesota - 2.68%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	100,952
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	185,474
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	170,691
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	338,505

		795,622

	Missouri - 2.13%
250,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	250,375
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	381,937

		632,312

	Montana - 0.70%
200,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	207,628

	Nebraska - 2.42%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	153,421
500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	565,250

		718,671

	New Hampshire - 0.44%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	131,212

	New Jersey - 2.19%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	159,393
500,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	491,755

		651,148

	New York - 8.52%
325,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond,
	6.500%, 07/15/2030	368,410
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	44,960
270,000	New York City, Series I, Unrefunded, GO,
	5.375%, 04/01/2036	288,870
325,000	New York Dormitory Authority, Prerefunded, Revenue Bond,
	6.125%, 12/01/2029	347,669
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	109,391
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	285,933
500,000	New York Environmental Facilities Corp., Series B, Revenue Bond,
	5.500%, 10/15/2027	649,905
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	218,176
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	218,342

		2,531,656

	North Carolina - 1.26%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	374,957

	Ohio - 3.30%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	487,935
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	146,663
300,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	344,967

		979,565

	Pennsylvania - 3.10%
350,000	Butler County Hospital Authority, Prerefunded, Revenue Bond,
	7.125%, 07/01/2029	390,064
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	303,758
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	226,590

		920,412

	South Carolina - 1.58%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	469,148

	South Dakota - 0.37%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	111,372

	Texas - 9.92%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	231,270
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	113,881
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	230,456
515,000	Frisco Texas Independent School District, Series A, GO, PSF-GTD Insured,
	6.000%, 08/15/2038	543,716
150,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	163,645
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	222,144
350,000	North Texas Tollway Authority, Series A, Refunding, Revenue Bond,
	4.000%, 01/01/2038	357,501
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	116,823
150,000	San Antonio Water System, Series A, Refunding, Revenue Bond,
	5.000%, 05/15/2037	176,837
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond
	6.625%, 11/15/2037	105,581
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	227,332
200,000	7.500%, 06/30/2033	230,758
85,000	7.000%, 12/31/2038	97,731
115,000	6.750%, 06/30/2043	130,016

		2,947,691

	Utah - 2.31%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	116,678
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	570,835

		687,513

	Virginia - 1.80%
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	533,536

	Washington - 2.15%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	375,830
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	263,310

		639,140

	Wisconsin - 6.60%
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	111,464
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
155,000	5.000%, 07/01/2022	165,903
150,000	5.750%, 10/01/2031	151,944
225,000	5.250%, 05/15/2047	240,896
160,000	7.000%, 12/01/2050	167,818

500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	580,300
50,000	Wisconsin, Series A, Prerefunded, Revenue Bond,
	6.000%, 05/01/2033	54,353
450,000	Wisconsin, Series A, Unrefunded, Revenue Bond,
	6.000%, 05/01/2033	489,604

		1,962,282

	Total Municipal Debt Obligations (Cost $27,066,717)	29,090,951

Number of Shares
	SHORT TERM INVESTMENTS - 0.20%
	Money Market Funds - 0.20%
59,791	Government TaxAdvantage Portfolio - Institutional Shares Effective Yield, 0.72% (a)(b)	59,791

	Total Short Term Investments (Cost $59,791)	59,791

	Total Investments (Cost $27,126,508) - 98.09%	29,150,742
	Other Assets and Liabilities - 1.91%	568,074

	TOTAL NET ASSETS - 100.00%	$29,718,816

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2017.
(b)	Seven-day yield as of June 30, 2017.

Glossary of Terms

AGC	Assured Guaranty Corp.

AMBAC	Ambac Financial Group, Inc.

CMI	California Mortgage Insurance

GO	General Obligation

PSF-GTD	Texas Permanent School Fund

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Cost of investments	$27,126,508

Gross unrealized appreciation	2,031,446
Gross unrealized depreciation	(7,212)

Net unrealized appreciation	$2,024,234

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2017:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$254,277,433	$-	$-	$254,277,433
Investment Companies	11,152,519	-	-	11,152,519
Real Estate Investment Trusts	5,417,345	-	-	5,417,345
Short Term Investments	8,483,537	-	-	8,483,537
Investments Purchased as Securities Lending Collateral*	-	-	-	37,614,093

Total Investments in Securities	$279,330,834	$-	$-	$316,944,927

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,666,035	$8,798,369	$-	$11,464,404
Consumer Staples	4,336,206	5,039,312	-	9,375,518
Energy	1,170,130	5,570,837	-	6,740,967
Financials	3,081,111	16,205,690	-	19,286,801
Health Care	114,369	1,206,997	-	1,321,366
Industrials	398,508	3,448,724	-	3,847,232
Information Technology	5,997,794	22,108,164	-	28,105,958
Materials	1,601,762	3,460,993	-	5,062,755

Real Estate	-	2,325,483	-	2,325,483
Telecommunication Services	1,564,152	4,379,564	-	5,943,716
Utilities	1,318,883	551,444	-	1,870,327

Total Common Stocks	22,248,950	73,095,577	-	95,344,527
Preferred Stocks
Consumer Staples	274,899	359,858	-	634,757
Energy	365,966	-	-	365,966
Financials	1,660,827	-	-	1,660,827
Information Technology	-	790,792	-	790,792
Materials	901,260	-	-	901,260
Utilities	563,797	-	-	563,797

Total Preferred Stocks	3,766,749	1,150,650	-	4,917,399
Investment Companies	11,480,622	-	-	11,480,622
Real Estate Investment Trusts	119,894	-	-	119,894
Short Term Investments	488,954	-	-	488,954
Investments Purchased as Securities Lending Collateral*	-	-	-	4,172,837

Total Investments in Securities	$38,105,169	$74,246,227	$-	$116,524,233

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities

Transfers into Level 1	$2,016,625
Transfers out of Level 1	(3,072,089)

Net Transfers into/(out of) Level 1	$(1,055,464)

Transfers into Level 2	$3,072,089
Transfers out of Level 2	(2,016,625)

Net Transfers into/(out of) Level 2	$1,055,464

Transfers between Level 1 and Level 2 were made due to valuation adjustments for certain foreign common stocks applied at the beginning or end of the reporting period when correlation patterns of price movements of foreign securities to the intraday trading in the U.S. markets reached the Fund’s predeterminded threshold.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$77,788,123	$-	$0	$77,788,123
Investment Companies	2,566,558	-	-	2,566,558
Real Estate Investment Trusts	5,946,954	-	-	5,946,954
Rights	-	-	0	0
Short Term Investments	311,837	-	-	311,837
Investments Purchased as Securities Lending Collateral*	-	-	-	24,260,341

Total Investments in Securities	$86,613,472	$-	$-	$110,873,813

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2017	$0	$0
Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2017	$0	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at June 30, 2017.	$-	$-

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,336,296	$22,877,377	$-	$25,213,673
Consumer Staples	1,550,295	18,258,021	-	19,808,316
Energy	601,732	3,486,223	-	4,087,955

Financials	5,846,194	27,499,280	-	33,345,474
Health Care	1,106,053	11,746,768	-	12,852,821
Industrials	462,045	19,542,695	-	20,004,740
Information Technology	924,416	10,781,504	-	11,705,920
Materials	728,459	12,660,951	-	13,389,410
Real Estate	-	1,351,939	-	1,351,939
Telecommunication Services	90,742	3,799,908	-	3,890,650
Utilities	-	1,866,232	-	1,866,232

Total Common Stocks	13,646,232	133,870,898	-	147,517,130
Investment Companies	5,138,459	-	-	5,138,459
Participatory Notes	-	32,226	-	32,226
Preferred Stocks
Consumer Staples	-	155,958	-	155,958
Materials	-	473,305	-	473,305

Total Preferred Stocks	-	629,263	-	629,263
Real Estate Investment Trusts	-	108,248	-	108,248
Short Term Investments	691,854	-	-	691,854
Investments Purchased as Securities Lending Collateral*	-	-	-	1,918,553

Total Investments in Securities	$19,476,545	$134,640,635	$-	$156,035,733

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$-
Transfers out of Level 1	(637,527)

Net Transfers into/(out of) Level 1	$(637,527)

Transfers into Level 2	$637,527
Transfers out of Level 2	-

Net Transfers into/(out of) Level 2	$637,527

Transfers between Level 1 and Level 2 were made due to valuation adjustments for certain foreign common stocks applied at the beginning or end of the reporting period when correlation patterns of price movements of foreign securities to the intraday trading in the U.S. markets reached the Fund’s predeterminded threshold.

There were no transfers in or out of Level 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$63,679,926	$-	$-	$63,679,926
Real Estate Investment Trusts	1,079,594	-	-	1,079,594
Short Term Investments	2,892,285	-	-	2,892,285
Investments Purchased as Securities Lending Collateral*	-	-	-	20,556,875

Total Investments in Securities	$67,651,805	$-	$-	$88,208,680

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$13,047,035	$-	$13,047,035
Collateralized Mortgage Obligations	-	6,568,541	-	6,568,541
Corporate Obligations	-	52,083,427	-	52,083,427
Foreign Government Debt Obligations	-	1,634,692	-	1,634,692
Mortgage Backed Securities - U.S. Government Agency	-	44,597,210	-	44,597,210
Municipal Debt Obligations	-	727,798	-	727,798
U.S. Treasury Obligations	-	27,054,807	-	27,054,807

Total Fixed Income	-	145,713,510	-	145,713,510
Short Term Investments	3,162,080	-	-	3,162,080
Investments Purchased as Securities Lending Collateral*	-	-	-	3,481,070

Total Investments in Securities	$3,162,080	$145,713,510	$-	$152,356,660

Other Financial Instruments**
Futures	$32,325	$-	$-	$32,325
Swaps	-	198,114	-	198,114

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$29,090,951	$-	$29,090,951
Short Term Investments	59,791	-	-	59,791

Total Investments in Securities	$59,791	$29,090,951	$-	$29,150,742

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities - Values of Derivative Instruments as of June 30, 2017.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts - Swaps	Appreciation on swap agreements	$1,516	Depreciation on swap agreements	$-

Interest Rate Contracts - Swaps	Appreciation on swap agreements	196,598	Depreciation on swap agreements	-

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	40,579	Unrealized depreciation on futures contracts	8,254

Total		$238,693		$8,254

*Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly notional amount outstanding of futures and swaps during the period ended June 30, 2017 were as follows:

Long Positions		Short Positions
Futures	$7,755,686	Futures	($7,639,961)
Swaps	6,798,500	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2017, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased as Securities Lending Collateral

Large Cap Core Fund	$37,614,093
Emerging Markets Fund	4,172,837
Small/Mid Cap Core Fund	24,260,341
World ex-US Fund	1,918,553
Opportunistic Equity Fund	20,556,875
Core Fixed Income Fund	3,481,070
Tax-Exempt Fixed Income Fund	-

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/28/2017

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/28/2017